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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08555

Evergreen Money Market Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for nine of its series, Evergreen California Municipal Money Market Fund, Evergreen Florida Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Treasury Money Market Fund and Evergreen U.S.

Government Money Market Fund, for the year ended January 31, 2006. These nine series have a Janaury 31 fiscal year end.

Date of reporting period: January 31, 2006

Item 1 - Reports to Stockholders.

Evergreen California Municipal Money Market Fund

Evergreen

CALIFORNIA MUNICIPAL MONEY MARKET FUND

Annual Report
as of January 31, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
23	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
24	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen California Municipal Money Market Fund, which covers the twelve-month period ended January 31, 2006.

The U.S. financial markets had to navigate through some choppy seas during the past twelve months. Uncertainty was prevalent as questions surfaced about the sustainability of economic growth, tighter monetary policy, surging oil prices, moderating profit growth, and an increase in inflation. Geopolitical tensions continued and the Gulf region suffered enormous damage from the hurricanes. Not surprisingly, each of these events combined at various times during the year to increase market volatility. Throughout these turbulent times, the portfolio management teams of Evergreen’s money market funds employed a variety of strategies to manage portfolios in a rising yield environment and enhance portfolio returns, in both the taxable and tax-advantaged markets.

Over the course of the investment period, economic reports frequently delivered confusing signals. While growth was expected to moderate as the expansion matured, the economy showed surprising strength, particularly in the third quarter, as Gross Domestic Product (“GDP”) grew in excess of 4%, despite the hurricanes and the spike in inflation. The effects of higher energy prices and tighter monetary policy became evident in the last quarter of 2005 as initial readings for GDP growth barely exceeded 1%. The conflicting data was often subject to interpretation and the consequence for investors was a frequent bout of market volatility. While many debated whether or not

1

LETTER TO SHAREHOLDERS continued

the short-term volatility was an indication of pending weakness, Evergreen’s Investment Strategy Committee focused on the breadth of economic output, particularly personal consumption and capital investment. Though the rate of growth in each was moderating from unusually high levels, we believed it would lead to a more sustainable, and ultimately less inflationary, pace for the expansion. The fundamentals, though no longer great, were still pretty good in our view, and our portfolio teams based many of their investment decisions on these positive macro-economic trends.

Despite the mixed signals from the economy, the Federal Reserve (“Fed”) maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined in their efforts to prevent alarming increases in inflation, raising their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term market interest rates continued to decline and the extent of the yield curve’s flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

In this environment, the portfolio managers of Evergreen’s money market funds attempted to focus on the aforementioned market fundamentals, as well as the timing of Fed meetings. Each increase in the Fed’s target for its benchmark rate would result in a “resetting” of rates at the short end of the yield curve, enabling the teams to pursue higher income potential. In addition, many of our analysts and portfolio managers used a variety of short-term securities to capture yield, in

2

LETTER TO SHAREHOLDERS continued

order to provide our investors with the stability and liquidity necessary to balance exposure within their diversified long-term portfolios.

We continue to recommend that investors maintain their diversified strategies, including exposure to money market funds, within their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of January 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Diane C. Beaver

• Ladson Hart

PERFORMANCE AND RETURNS*

Portfolio inception date: 9/24/2001

	Class A	Class S	Class I
Class inception date	9/24/2001	9/24/2001	9/24/2001

Nasdaq symbol	ECMXX	N/A	ECUXX

Average annual return

1-year	1.78%	1.56%	2.09%

Since portfolio inception	0.93%	0.69%	1.26%

7-day annualized yield	2.21%	1.98%	2.51%

30-day annualized yield	2.20%	1.97%	2.50%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. The advisor is reimbursing a portion of the 12b-1 fee for Class S. Had the fee not been reimbursed, returns for Class S would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of January 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2005	1/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,010.11	$4.76
Class S	$ 1,000.00	$ 1,008.98	$5.92
Class I	$ 1,000.00	$ 1,011.66	$3.25
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.47	$4.79
Class S	$ 1,000.00	$ 1,019.31	$5.96
Class I	$ 1,000.00	$ 1,021.98	$3.26

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.94% for Class A, 1.17% for Class S and 0.64% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.01	0	0.01	0

Distributions to shareholders from
Net investment income	(0.02)	(0.01)	0[2]	(0.01)	0[2]

Net asset value, end of period	$ 1.00	$ 1.00	1.00	$ 1.00	$ 1.00

Total return	1.78%	0.56%	0.40%	0.92%	0.40%

Ratios and supplemental data
Net assets, end of period (thousands)	$30,405	$56,228	$87,673	$122,687	$117,217
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.94%	0.94%	0.94%	0.88%	0.89%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.94%	0.96%	0.96%	0.96%	1.09%[3]
Net investment income (loss)	1.68%	0.53%	0.41%	0.88%	1.12%[3]

1 For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

2 Amount represents less than $0.005 per share.

3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0	0	0.01	0

Distributions to shareholders from
Net investment income	(0.02)	0[2]	0[2]	(0.01)	0[2]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.56%	0.30%	0.19%	0.68%	0.29%

Ratios and supplemental data
Net assets, end of period (thousands)	$191,144	$172,467	$25,427	$41,997	$41,972
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.17%	1.16%	1.15%	1.11%	1.19%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.25%	1.23%	1.26%	1.26%	1.39%[3]
Net investment income (loss)	1.54%	0.53%	0.20%	0.65%	0.83%[3]

1 For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

2 Amount represents less than $0.005 per share.

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.01	0.01	0.01	0.01

Distributions to shareholders from
Net investment income	(0.02)	(0.01)	(0.01)	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$1.00

Total return	2.09%	0.87%	0.70%	1.22%	0.59%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,531	$3,622	$11,447	$20,169	$ 168
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.64%	0.65%	0.64%	0.58%	0.58%[2]
Expenses excluding waivers/reimbursements and expense reductions	0.64%	0.67%	0.66%	0.66%	0.78%[2]
Net investment income (loss)	1.95%	0.74%	0.69%	0.99%	1.42%[2]

1 For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

2 Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.6%
EDUCATION 7.2%
ABAG Fin. Auth. for Nonprofit Corp., California RB, The Thatcher Sch. Proj.,
3.02%, VRDN, (LOC: KeyCorp)	$ 8,000,000	$8,000,000
California CDA RB, Biola Univ., Ser. B, 4.47%, VRDN, (SPA: BNP Paribas SA)	2,745,000	2,745,000
PFOTER, 3.12%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by MBIA)	5,285,000	5,285,000

		16,030,000

GENERAL OBLIGATION - LOCAL 2.1%
Clovis, CA Unified Sch. Dist. GO:
3.08%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FGIC)	3,320,000	3,320,000
3.10%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by FGIC)	1,330,000	1,330,000

		4,650,000

GENERAL OBLIGATION - STATE 10.7%
California GO:
3.03%, VRDN, (Liq.: Morgan Stanley)	2,400,000	2,400,000
MSTR, 2.92%, VRDN, (SPA: JPMorgan Chase & Co. & Insd. by MBIA)	6,300,000	6,300,000
PFOTER:
2.98%, VRDN, (Liq.: Societe Generale & Insd. by MBIA)	1,625,000	1,625,000
3.07%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	4,100,000	4,100,000
California ROC, RR II-R-438Ce, 3.10%, VRDN, (Liq.: Citigroup Global Markets &
Insd. by CitiBank, NA)	9,370,000	9,370,000

		23,795,000

HOUSING 20.4%
California CDA MHRB, Oakwood Apts. Proj., 3.47%, 06/15/2006, (Liq.: Merrill
Lynch & Co., Inc.)	2,000,000	2,000,000
Class B Revenue Bond Cert. Trust, Ser. 2002-1, 3.47%, VRDN, (Liq.: American Intl.
Group, Inc.)	7,000,000	7,000,000
FHLMC MHRB, Ser. M001, Class A, 3.12%, VRDN, (Insd. by FHLMC)	2,959,711	2,959,711
New Mexico Mtge. Fin. Auth. SFHRB, 4.39%, VRDN, (Insd. by Trinity Plus
Funding Co.)	2,368,457	2,368,457
PFOTER:
Class A, 2.40%, 02/02/2006, (Liq.: Merrill Lynch & Co., Inc.)	910,000	910,000
Class F, 3.05%, VRDN, (LOC: Lloyds TSB Group plc)	6,895,000	6,895,000
San Jose, CA MHRB, PFOTER, 3.08%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	13,905,000	13,905,000
Simi Valley, CA MHRB:
3.00%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	7,800,000	7,800,000
3.19%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,700,000	1,700,000

		45,538,168

INDUSTRIAL DEVELOPMENT REVENUE 16.6%
California CDA IDRB, Santos Proj., Ser. A, 3.19%, VRDN, (LOC: California Bank
& Trust)	3,120,000	3,120,000
California CDA RB, Triple H Investors Proj., 3.14%, VRDN, (LOC: Union Bank of
California)	740,000	740,000
California EDA RB, Killion Inds. Proj., 3.28%, VRDN, (LOC: Union Bank of California)	2,680,000	2,680,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
California Infrastructure & Econ. Dev. Bank IDRB:
Bonny Doon Winery, Inc. Proj., Ser. A, 3.08%, VRDN, (LOC: Comerica, Inc.)	$3,000,000	$3,000,000
G&G Specialty Foods Proj., 3.08%, VRDN, (LOC: Comerica, Inc.)	1,500,000	1,500,000
Haig Precision Manufacturing Corp., 3.22%, VRDN, (SPA: Bank of the West)	2,200,000	2,200,000
Surtec, Inc. Proj., Ser. A, 3.08%, VRDN, (LOC: Comerica, Inc.)	2,200,000	2,200,000
Delaware EDA Solid Waste Disposal & Sewer Fac. RB, Ciba Specialty Chemical
Corp. Proj., Ser. A, 3.29%, VRDN, (Gtd. by Ciba Specialty Chemical Corp.)	1,700,000	1,700,000
Douglas Cnty., GA IDRB, Electrical Fiber Sys. Proj., 3.42%, VRDN, (LOC: Regions
Finl. Corp.)	1,700,000	1,700,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 3.57%, VRDN, (LOC: Dai-Ichi
Kangyo Bank, Ltd.)	1,275,000	1,275,000
Glenn Cnty., CA IDA PCRB, Land O’Lakes, Inc. Proj., Ser. 1995, 3.15%, VRDN,
(LOC: JPMorgan Chase & Co.)	1,900,000	1,900,000
Los Angeles, CA IDA RB, Kairak, Inc. Proj., 3.03%, VRDN, (LOC: U.S. Bank)	1,480,000	1,480,000
Riverside Cnty., CA IDA Empowerment Zone Fac. RB, 3.20%, VRDN, (LOC:
California Bank & Trust)	6,500,000	6,500,000
Riverside Cnty., CA IDRB, Triple H Processors Proj., 3.14%, VRDN, (LOC: Union
Bank of California)	1,560,000	1,560,000
Riverside Cnty., CA IDRRB, Advance Business Graphics:
Ser. A, 3.10%, VRDN, (Gtd. by California State Teachers’ Retirement System)	1,450,000	1,450,000
Ser. B, 3.10%, VRDN, (Gtd. by California State Teachers’ Retirement System)	1,300,000	1,300,000
South Bend, IN EDRB, Deluxe Sheet Metal, Inc. Proj., 3.17%, VRDN, (LOC: Standard
Federal Bank)	1,500,000	1,500,000
Westfield, IN IDRB, Standard Locknut Proj., 3.24%, VRDN, (Liq.: Wells Fargo & Co.)	1,230,000	1,230,000

		37,035,000

LEASE 2.0%
Midway, CA Sch. Dist. COP, Refinancing Proj., Ser. 2000, 3.10%, VRDN, (LOC:
Union Bank of California)	4,485,000	4,485,000

MISCELLANEOUS REVENUE 11.4%
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB:
Carlos Echeverria & Sons Proj., 3.11%, VRDN, (LOC: KeyCorp)	3,500,000	3,500,000
Dairy & Poso Creek Proj., 3.11%, VRDN, (SPA: Bank of the West)	3,000,000	3,000,000
George & Jennifer Deboer Trust, 3.11%, VRDN, (LOC: Wells Fargo & Co.)	2,500,000	2,500,000
Heritage Dairy Proj., 3.11%, VRDN, (Liq.: Wells Fargo & Co.)	1,500,000	1,500,000
John B. & Ann M. Verwey Proj., 3.11%, VRDN, (LOC: Bank of America Corp.)	3,400,000	3,400,000
Milk Time Dairy Farms Proj., 3.11%, VRDN, (SPA: Bank of the West)	1,400,000	1,400,000
Pennsylvania EDFA RRB, Wastewater Treatment, Sunoco, Inc. Proj., 3.14%, VRDN,
(Gtd. by Sunoco, Inc.)	2,200,000	2,200,000
Port Arthur, TX Navigation Dist. IDRB, Fina Oil & Chemical Co. Proj., 3.09%, VRDN,
(Gtd. by Total SA)	3,600,000	3,600,000
Puerto Rico, Med. & Env. Pollution Ctl. Facs. RB, Becton Dickinson & Co.,
2.60%, 03/01/2006, (Gtd. by Becton Dickinson & Co.)	4,390,000	4,390,000

		25,490,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PORT AUTHORITY 1.9%
Alameda Corridor Trans. Auth., California RB, 3.08%, VRDN, (Liq.: Merrill Lynch &
Co., Inc. & Insd. by AMBAC)	$ 4,120,000	$4,120,000

PUBLIC FACILITIES 2.9%
San Diego, CA Pub. Facs. Fin. Auth. Lease RB, PFOTER:
3.07%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by MBIA)	2,000,000	2,000,000
3.07%, VRDN, (Liq.: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	4,500,000	4,500,000

		6,500,000

RESOURCE RECOVERY 7.2%
California Pollution Ctl. Fin. Auth. Solid Waste Disposal RB:
BLT Enterprises Proj., Ser. A, 3.08%, VRDN, (LOC: Union Bank of California)	7,280,000	7,280,000
Cedar Ave. Recycling Proj. A, 3.03%, VRDN, (Gtd. by California State Teachers’
Retirement System)	3,000,000	3,000,000
Napa Recycling & Waste, Ser. A, 3.08%, VRDN, (LOC: Union Bank of
California)	5,255,000	5,255,000
South Lake Refuse Co. Proj., Ser. A, 3.08%, VRDN, (LOC: Comerica, Inc.)	445,000	445,000

		15,980,000

SPECIAL TAX 4.2%
California Econ. Recovery Putters, Ser. 452, 3.05%, VRDN, (LOC: JPMorgan Chase
& Co. & Insd. by MBIA)	1,490,000	1,490,000
California Econ. Recovery RB, Ser. C-17, 2.90%, VRDN	4,900,000	4,900,000
Puerto Rico Cmnwlth. Hwy. & Trans. Auth. RB, Ser. M, 3.05%, VRDN, (LOC: Bank of
America Corp. & Insd. by FGIC)	3,000,000	3,000,000

		9,390,000

TOBACCO REVENUE 4.1%
Golden State Tobacco Securitization Corp., California, Ser. Z5, 3.08%, VRDN, (LOC:
Goldman Sachs & Insd. by FSA)	2,500,000	2,500,000
Municipal Securities Trust Cert., Ser. 5001, Class A, 3.05%, VRDN, (LOC: Branch
Banking & Trust & Insd. by AMBAC)	6,550,000	6,550,000

		9,050,000

TRANSPORTATION 1.7%
Foothill/Eastern Trans. Corridor Agcy., California Toll Road RB, 3.08%, VRDN, (Liq.:
Merrill Lynch & Co., Inc.)	3,870,000	3,870,000

UTILITY 2.0%
Carlton, WI PCRB, Wisconsin Power & Light Co. Proj., 3.12%, VRDN, (Gtd. by
Wisconsin Power & Light Co.)	800,000	800,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.10%, VRDN, (Gtd. by
Delmarva Power & Light Co.)	1,800,000	1,800,000
Northern California Pub. Power Agcy. RB, MSTR, Ser. 35A, 2.99%, VRDN, (LOC:
JPMorgan Chase & Co. & Insd. by MBIA)	1,300,000	1,300,000
Sheboygan, WI PCRB, Wisconsin Power & Light Proj., 3.15%, VRDN, (Gtd. by
Wisconsin Power & Light)	600,000	600,000

		4,500,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 5.2%
Hanford, CA Sewer RB, Ser. A, 3.11%, VRDN, (Gtd. by California State Teachers’
Retirement System)	$ 1,065,000	$1,065,000
Houston, TX Water & Sewer Sys. RB, 3.10%, VRDN, (SPA: Merrill Lynch & Co., Inc.
& Insd. by FSA)	2,390,000	2,390,000
Los Angeles, CA Wastewater Sys. RB, Ser. TT, 3.05%, VRDN, (LOC: Goldman Sachs
& Insd. by MBIA)	4,000,000	4,000,000
Olcese, CA Water Dist. COP, Rio Bravo Water Delivery Proj., Ser. A, 3.65%,
VRDN, (SPA: Sumitomo Mitsui Banking Corp.) (cost $4,200,000)	4,200,000	4,200,000

		11,655,000

Total Investments (cost $222,088,168) 99.6%		222,088,168
Other Assets and Liabilities 0.4%		991,563

Net Assets 100.0%		$223,079,731

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2006.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
PCRB	Pollution Control Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2006

Summary of Abbreviations (continued)
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement

The following table shows the percent of total investments by geographic location as of January 31, 2006:

California	75.1%
Delaware	4.7%
Puerto Rico	3.3%
New York	3.0%
Texas	2.7%
Indiana	1.8%
New Mexico	1.1%
Pennsylvania	1.0%
Georgia	0.8%
Wisconsin	0.6%
Non-state specific	5.9%

100.0%

The following table shows the percent of total investments by credit quality as of January 31, 2006 (unaudited):

Tier 1	96.8%
Tier 2	3.2%

100.0%

The following table shows the percent of total investments by maturity as of January 31, 2006 (unaudited):

1 day	1.9%
2-7 days	95.2%
8-60 days	2.0%
121-240 days	0.9%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2006

Assets
Investments at amortized cost	$222,088,168
Cash	18,786
Interest receivable	1,010,552
Receivable from investment advisor	5,113
Prepaid expenses and other assets	21,213

Total assets	223,143,832

Liabilities
Dividends payable	1,931
Payable for Fund shares redeemed	28,803
Due to related parties	630
Accrued expenses and other liabilities	32,737

Total liabilities	64,101

Net assets	$223,079,731

Net assets represented by
Paid-in capital	$223,074,388
Undistributed net investment income	5,343

Total net assets	$223,079,731

Net assets consists of
Class A	$30,405,145
Class S	191,143,940
Class I	1,530,646

Total net assets	$223,079,731

Shares outstanding (unlimited number of shares authorized)
Class A	30,436,864
Class S	191,156,123
Class I	1,528,914

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended January 31, 2006

Investment income
Interest	$5,537,361

Expenses
Advisory fee	928,428
Distribution Plan expenses
Class A	125,304
Class S	972,152
Administrative services fee	123,790
Transfer agent fees	97,404
Trustees’ fees and expenses	2,834
Printing and postage expenses	30,557
Custodian and accounting fees	68,932
Registration and filing fees	44,121
Professional fees	20,069
Other	4,404

Total expenses	2,417,995
Less: Expense reductions	(9,881)
Expense reimbursements	(125,713)

Net expenses	2,282,401

Net investment income	3,254,960

Net realized gains or losses on:
Securities	34,144
Credit default swap transactions	(2,300)

Net realized gains on investments	31,844

Net increase in net assets resulting from operations	$3,286,804

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2006		2005

Operations
Net investment income		$3,254,960		$904,168
Net realized gains on investments		31,844		6,207

Net increase in net assets resulting from
operations		3,286,804		910,375

Distributions to shareholders from
Net investment income
Class A		(707,289)		(400,804)
Class S		(2,526,619)		(445,339)
Class I		(49,574)		(55,591)

Total distributions to shareholders		(3,283,482)		(901,734)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	164,241,920	164,241,920	320,057,777	320,057,777
Class S	884,059,621	884,059,621	477,003,742	477,003,742
Class I	27,234,849	27,234,849	60,247,677	60,247,677

	1,075,536,390			857,309,196

Net asset value of shares issued in
reinvestment of distributions
Class A	707,285	707,285	400,699	400,699
Class S	2,526,619	2,526,619	441,194	441,194
Class I	11,269	11,269	6,382	6,382

		3,245,173		848,275

Payment for shares redeemed
Class A	(190,775,815)	(190,775,815)	(351,906,282)	(351,906,282)
Class S	(867,908,792)	(867,908,792)	(330,410,411)	(330,410,411)
Class I	(29,337,410)	(29,337,410)	(68,079,709)	(68,079,709)

	(1,088,022,017)			(750,396,402)

Net increase (decrease) in net assets
resulting from capital share transactions		(9,240,454)		107,761,069

Total increase (decrease) in net assets		(9,237,132)		107,769,710
Net assets
Beginning of period		232,316,863		124,547,153

End of period	$ 223,079,731		$ 232,316,863

Undistributed net investment income		$5,343		$2,021

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen California Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Institutional (“Class I”) shares. Class A, Class S and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

18

NOTES TO FINANCIAL STATEMENTS continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to dividend redesignations. During the year ended January 31, 2006, the following amounts were reclassified:

Undistributed net investment income	$ 31,844
Accumulated net realized gains on investments	(31,844)

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.45% and declining to 0.30% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2006, EIMC reimbursed other expenses in the amount of $46 and Distribution Plan expenses (see Note 4) relating to Class S shares in the amount of $125,667.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the

19

NOTES TO FINANCIAL STATEMENTS continued

Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. SECURITIES TRANSACTIONS

On January 31, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2006, the components of distributable earnings on a tax basis consisted of undistributed exempt-interest income in the amount of $5,343. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended January 31,

	2006	2005

Ordinary Income	$32,533	$ 6,553
Exempt-Interest Income	3,249,324	892,805
Long-term Capital Gain	1,625	2,376

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear

20

NOTES TO FINANCIAL STATEMENTS continued

interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended January 31, 2006, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

21

NOTES TO FINANCIAL STATEMENTS continued

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen California Municipal Money Market Fund, a series of Evergreen Money Market Trust, as of January 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and finan-cial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen California Municipal Money Market Fund, as of January 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
March 24, 2006

23

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $1,625 for the fiscal year ended January 31, 2006.

For the fiscal year ended January 31, 2006, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax and California state income tax is 98.96% .

24

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September 2005. At a meeting of the full Board of Trustees later in September 2005, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

25

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affil-iates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

The Board of Trustees also considered that certain of the money market funds managed by EIMC are offered in connection with cash sweep arrangements and similar services made available by affiliates of EIMC to their customers. The Trustees considered that EIMC and its affiliates benefit from the availability of those Evergreen funds and the distribution and shareholder services fees paid by those Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the

26

ADDITIONAL INFORMATION (unaudited) continued

reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have brought to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund performed in the third quintile (but above the median) over the recently completed one-year period and performed in the second quintile over the recently completed three-year period.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was the highest of the fees paid by comparable funds (though not significantly above its nearest compa-

27

ADDITIONAL INFORMATION (unaudited) continued

rable fund), although the Trustees concluded that the fees were not unreasonable in light of the Fund’s investment performance and the services provided by EIMC and EIS.

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the funds.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

28

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29

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30

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

565215 rv3 3/2006

Evergreen Florida Municipal Money Market Fund

Evergreen

FLORIDA MUNICIPAL MONEY MARKET FUND

Annual Report
as of January 31, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
25	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Florida Municipal Money Market Fund, which covers the twelvemonth period ended January 31, 2006.

The U.S. financial markets had to navigate through some choppy seas during the past twelve months. Uncertainty was prevalent as questions surfaced about the sustainability of economic growth, tighter monetary policy, surging oil prices, moderating profit growth, and an increase in inflation. Geopolitical tensions continued and the Gulf region suffered enormous damage from the hurricanes. Not surprisingly, each of these events combined at various times during the year to increase market volatility. Throughout these turbulent times, the portfolio management teams of Evergreen’s money market funds employed a variety of strategies to manage portfolios in a rising yield environment and enhance portfolio returns, in both the taxable and tax-advantaged markets.

Over the course of the investment period, economic reports frequently delivered confusing signals. While growth was expected to moderate as the expansion matured, the economy showed surprising strength, particularly in the third quarter, as Gross Domestic Product (“GDP”) grew in excess of 4%, despite the hurricanes and the spike in inflation. The effects of higher energy prices and tighter monetary policy became evident in the last quarter of 2005 as initial readings for GDP growth barely exceeded 1%. The conflicting data was often subject to interpretation and the consequence for investors was a frequent bout of market volatility. While many debated whether or not

1

LETTER TO SHAREHOLDERS continued

the short-term volatility was an indication of pending weakness, Evergreen’s Investment Strategy Committee focused on the breadth of economic output, particularly personal consumption and capital investment. Though the rate of growth in each was moderating from unusually high levels, we believed it would lead to a more sustainable, and ultimately less inflationary, pace for the expansion. The fundamentals, though no longer great, were still pretty good in our view, and our portfolio teams based many of their investment decisions on these positive macro-economic trends.

Despite the mixed signals from the economy, the Federal Reserve (“Fed”) maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined in their efforts to prevent alarming increases in inflation, raising their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term market interest rates continued to decline and the extent of the yield curve’s flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

In this environment, the portfolio managers of Evergreen’s money market funds attempted to focus on the aforementioned market fundamentals, as well as the timing of Fed meetings. Each increase in the Fed’s target for its benchmark rate would result in a “resetting” of rates at the short end of the yield curve, enabling the teams to pursue higher income potential. In addition, many of our analysts and portfolio managers used a variety of short-term securities to capture yield, in

2

LETTER TO SHAREHOLDERS continued

order to provide our investors with the stability and liquidity necessary to balance exposure within their diversified long-term portfolios.

We continue to recommend that investors maintain their diversified strategies, including exposure to money market funds, within their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of January 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Mathew M. Kiselak

• James Randazzo

PERFORMANCE AND RETURNS*

Portfolio inception date: 10/26/1998

	Class A	Class S	Class I
Class inception date	10/26/1998	6/30/2000	12/29/1998

Nasdaq symbol	EFIXX	N/A	EFMXX

Average annual return

1-year	1.88%	1.58%	2.19%

5-year	1.18%	0.88%	1.49%

Since portfolio inception	1.75%	1.52%	2.05%

7-day annualized yield	2.27%	1.97%	2.57%

30-day annualized yield	2.27%	1.97%	2.57%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes S and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes S and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower while returns for Class I would have been higher.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class S, without which returns for Class S would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of January 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2005	1/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,010.74	$ 4.11
Class S	$ 1,000.00	$ 1,009.22	$ 5.62
Class I	$ 1,000.00	$ 1,012.27	$ 2.59
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.12	$ 4.13
Class S	$ 1,000.00	$ 1,019.61	$ 5.65
Class I	$ 1,000.00	$ 1,022.63	$ 2.60

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.81% for Class A, 1.11% for Class S and 0.51% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.01	0	0.01	0.02

Distributions to shareholders from
Net investment income	(0.02)	(0.01)	0[1]	(0.01)	(0.02)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.88%	0.62%	0.49%	0.89%	2.03%

Ratios and supplemental data
Net assets, end of period (thousands)	$17,386	$18,368	$27,758	$30,804	$60,484
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.81%	0.82%	0.83%	0.87%	0.86%
Expenses excluding waivers/reimbursements
and expense reductions	0.83%	0.84%	0.83%	0.87%	0.86%
Net investment income (loss)	1.84%	0.61%	0.48%	0.79%	1.89%

1 Amount represents less than $0.005 per share.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0	0	0.01	0.02

Distributions to shareholders from
Net investment income	(0.02)	0[1]	0[1]	(0.01)	(0.02)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.58%	0.32%	0.20%	0.59%	1.73%

Ratios and supplemental data
Net assets, end of period (thousands)	$460,726	$442,868	$259,620	$242,800	$206,592
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.11%	1.11%	1.12%	1.17%	1.15%
Expenses excluding waivers/reimbursements
and expense reductions	1.13%	1.14%	1.14%	1.17%	1.15%
Net investment income (loss)	1.52%	0.37%	0.20%	0.52%	1.58%

1 Amount represents less than $0.005 per share.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I1	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.01	0.01	0.01	0.02

Distributions to shareholders from
Net investment income	(0.02)	(0.01)	(0.01)	(0.01)	(0.02)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$1.00

Total return	2.19%	0.92%	0.79%	1.20%	2.34%

Ratios and supplemental data
Net assets, end of period (thousands)	$32,778	$37,692	$6,699	$2,785	$ 260
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.51%	0.52%	0.56%	0.57%	0.51%
Expenses excluding waivers/reimbursements
and expense reductions	0.53%	0.54%	0.56%	0.57%	0.51%
Net investment income (loss)	2.16%	1.10%	0.78%	0.99%	2.20%

1 Effective at the close of business on May 11, 2001, Class Y sh ares were renamed as Institutional shares (Class I).

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2006

	Principal
	Amount	Value

COMMERCIAL PAPER 0.5%
Special Tax 0.5%
Hillsborough Cnty., FL Capital Impt. Program, Ser. A, 2.90%, 06/15/2006
(cost $2,500,000)	$ 2,500,000	$2,500,000

MUNICIPAL OBLIGATIONS 99.0%
AIRPORT 10.7%
Greater Orlando Aviation Auth. RB, Flight Safety Proj.:
Ser. A, 3.08%, VRDN, (Gtd. by Berkshire Hathaway, Inc.)	3,100,000	3,100,000
Ser. B, 3.08%, VRDN, (Gtd. by Berkshire Hathaway, Inc.)	3,000,000	3,000,000
Hillsborough Cnty., FL Aviation Auth. RB:
Delta Airlines Proj., 3.05%, VRDN, (Liq.: GE Capital Corp.)	8,300,000	8,300,000
Ser. 1060, 3.09%, VRDN, (Liq.: Morgan Stanley)	3,600,000	3,600,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj.:
Ser. A, 3.23%, VRDN, (Gtd. by Boeing Co.)	16,910,000	16,910,000
Ser. B, 3.23%, VRDN, (Gtd. by Boeing Co.)	19,030,000	19,030,000
Miami-Dade Cnty., FL Intl. Arpt. Proj. MSTR, 3.05%, VRDN, (SPA: Societe
Generale)	900,000	900,000

		54,840,000

CONTINUING CARE RETIREMENT COMMUNITY 1.7%
Bay Cnty., FL RB, Methodist Home for Aging, 3.29%, VRDN, (Insd. by FHLB)	7,885,000	7,885,000
Orange Cnty., FL Hlth. Facs. Auth. RB, Hlth. Facs. Svcs., Inc. Proj., 2.97%, VRDN,
(LOC: SunTrust Banks, Inc.)	830,000	830,000

		8,715,000

EDUCATION 7.2%
Brevard Cnty., FL Sch. Board COP, Ser. 638, 3.06%, VRDN, (LOC: JPMorgan
Chase & Co.)	2,490,000	2,490,000
Florida Board of Ed. MSTR, Class A, 2.99%, VRDN, (SPA: AMBAC & Liq.: Bear
Stearns Cos.)	14,000,000	14,000,000
Palm Beach Cnty., FL Edl. Facs. RB, Atlantic College Proj., 3.07%, VRDN, (LOC:
Bank of America Corp.)	9,400,000	9,400,000
University of South Florida Research Foundation RB, Univ. Tech. Proj.:
Ser. A, 2.95%, VRDN, (LOC: SunTrust Banks, Inc.)	400,000	400,000
Ser. B, 3.07%, VRDN, (LOC: Bank of America Corp.)	1,200,000	1,200,000
Volusia Cnty., FL Edl. Facs. Auth. RB:
PFOTER, 3.05%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,310,000	6,310,000
ROC, 3.07%, VRDN, (LOC: Citibank)	3,125,000	3,125,000

		36,925,000

GENERAL OBLIGATION - LOCAL 2.0%
Miami-Dade Cnty., FL GO, ROC, 3.06%, VRDN, (LOC: Citibank)	7,580,000	7,580,000
Wildgrass, CO GO, 3.60%, VRDN, (LOC: Compass Bank, Inc.)	2,500,000	2,500,000

		10,080,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE 4.6%
Florida Board of Ed. GO:
ROC, 3.06%, VRDN, (LOC: Citibank)	$ 7,200,000	$7,200,000
Ser. 137, 3.06%, VRDN, (Liq.: JPMorgan Chase & Co.)	11,880,000	11,880,000
Florida Dept. of Trans. GO, ROC, 3.06%, VRDN, (Liq.: Citigroup, Inc.)	1,490,000	1,490,000
Texas GO TRAN, 4.50%, 08/31/2006	3,000,000	3,025,250

		23,595,250

HOSPITAL 11.2%
Highlands Cnty., FL Hlth. Facs. Auth. RB, Adventist Hlth. Sys. Proj.:
Ser. A, 3.04%, VRDN, (LOC: SunTrust Banks, Inc.)	300,000	300,000
Ser. C, 3.07%, VRDN, (Gtd. by Adventist Hlth. Sys.)	8,500,000	8,500,000
Highlands Cnty., FL Hlth. Facs. Auth. RRB, Adventist Hlth. Sys. Proj., Ser. B, 3.03%,
VRDN, (LOC: SunTrust Banks, Inc.)	5,100,000	5,100,000
Houston Cnty., AL Hlth. Care Facs. RB, PFOTER, 3.35%, VRDN, (Liq.: Merrill Lynch
& Co., Inc.)	3,000,000	3,000,000
Indianapolis, IN Hlth. Facs. Fin. Auth. RB, Ascension Hlth. Credit Group, Ser. A,
2.50%, 03/01/2006, (Gtd. by Ascension Hlth. Credit Group)	3,050,000	3,049,768
Jacksonville, FL IDRB, Univ. of Florida Hlth. & Science Ctr., 3.08%, VRDN, (LOC:
Bank of America Corp.)	800,000	800,000
Miami, FL Hlth. Facs. Auth. PFOTER, Mercy Hosp. Proj., 3.11%, VRDN, (LOC:
WestLB AG)	32,995,000	32,995,000
St. Lucie Cnty., FL IDA, Savannah Hosp. Proj., 3.05%, VRDN, (LOC: Canadian
Imperial Bank)	3,545,000	3,545,000

		57,289,768

HOUSING 28.4%
Alachua Cnty., FL HFA RB, Univ. Cove Apts. Proj., 3.02%, VRDN, (LOC: SunTrust
Banks, Inc.)	3,970,000	3,970,000
Brevard Cnty., FL HFA MHRB:
PFOTER, 3.10%, VRDN, (Insd. by FHLMC)	3,340,000	3,340,000
Shore View Apts. Proj., 3.10%, VRDN, (LOC: Harris Trust & Savings)	2,200,000	2,200,000
Brevard Cnty., FL SFHRB PFOTER, 3.11%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	9,700,000	9,700,000
Broward Cnty., FL HFA RB, Ser. 2000-C, 3.24%, VRDN, (LOC: Citibank)	5,000	5,000
Broward Cnty., FL MHRB, Cypress Grove Apt., Ser. B, 3.52%, VRDN,
(LOC: Citibank)	4,270,000	4,270,000
Class B Revenue Bond Cert. Trust:
3.46%, VRDN, (Liq.: American Intl. Group, Inc.)	1,095,000	1,095,000
Ser. 2003-1, 2.65%, VRDN, (Liq.: American Intl. Group, Inc.)	6,530,000	6,530,000
Clipper Tax-Exempt Cert. Trust COP:
Ser. 1999-2, 3.22%, VRDN, (SPA: State Street Corp.)	196,013	196,013
Ser. 2000-1, 3.14%, VRDN, (SPA: State Street Corp.)	7,408,000	7,408,000
Florida Hsg. Fin. Corp. MHRB:
3.11%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	7,890,000	7,890,000
Lake Shore Apts. Proj., 3.10%, VRDN, (Insd. by FNMA)	5,900,000	5,900,000
Lee Vista Apts. Proj., 3.05%, VRDN, (Insd. by FHLMC)	17,810,000	17,810,000
Lynn Lake Apts. Proj., Ser. B1, 3.08%, VRDN, (Insd. by FHLMC)	9,500,000	9,500,000
Maitland Apts. Proj., 3.05%, VRDN, (Insd. by FHLMC)	19,665,000	19,665,000
Northbridge Apts. Proj., 3.05%, VRDN, (LOC: Bank of America Corp.)	6,500,000	6,500,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Hillsborough Cnty., FL HFA MHRB ROC, 3.10%, VRDN, (Insd. by FNMA)	$ 3,380,000	$3,380,000
MMA Finl. MHRB, Ser. B, Class A, 3.08%, VRDN, (LOC: SunTrust Banks, Inc.)	8,970,000	8,970,000
Oakland, CA MHRB PFOTER, 3.45%, VRDN, (LOC: Lloyds TSB Group plc)	5,000,000	5,000,000
Orange Cnty., FL Hsg. Fin. Mtge. RB, Lee Vista Club Apts., Ser. A, 3.07%, VRDN,
(LOC: AmSouth Bank)	500,000	500,000
Osceola Cnty., FL HFA RB, Arrow Ridge Apts., Ser. A, 3.05%, VRDN, (Insd. by
FNMA)	2,970,000	2,970,000
PFOTER, Class B:
2.40%, VRDN, (Insd. by FHLMC)	1,925,000	1,925,000
2.85%, VRDN, (LOC: Lloyds TSB Group plc)	2,725,000	2,725,000
Pinellas Cnty., FL HFA PFOTER:
3.11%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	255,000	255,000
3.11%, VRDN, (SPA: Landesbank Hessen-Thüringen Girozentrale)	6,140,000	6,140,000
Pinellas Cnty., FL HFA SFHRB, 3.11%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,565,000	1,565,000
Volusia Cnty., FL HFA RB, Sunrise Pointe Apts., Ser. A, 3.03%, VRDN, (LOC: Bank
of America Corp.)	5,700,000	5,700,000

		145,109,013

INDUSTRIAL DEVELOPMENT REVENUE 8.3%
Alachua Cnty., FL IDRB, Florida Rock Proj., 3.07%, VRDN, (LOC: Bank of America
Corp.)	1,000,000	1,000,000
Colorado HFA EDRB, Corey Bldg. Proj., Ser. A, 3.17%, VRDN, (LOC: Wells Fargo
& Co.)	1,530,000	1,530,000
Dade Cnty., FL IDA RB, Quipp, Inc. Proj., 3.12%, VRDN, (LOC: Bank of America
Corp.)	450,000	450,000
Escambia Cnty., FL IDRB, Daw’s Manufacturing Co., Inc. Proj., 3.17%, VRDN,
(LOC: Bank of America Corp.)	3,305,000	3,305,000
Florida Dev. Fin. Corp. IDRB:
Enterprise Bldg. Proj.:
Ser. A-1, 3.13%, VRDN, (LOC: SunTrust Banks, Inc.)	970,000	970,000
Ser. A-2, 3.08%, VRDN, (LOC: SunTrust Banks, Inc.)	630,000	630,000
Enterprise Triple Crown Trailers, Ser. 2002-C1, 3.13%, VRDN, (LOC: SunTrust
Banks, Inc.)	1,150,000	1,150,000
Fort Walton Proj., Ser. A-4, 3.13%, VRDN, (LOC: SunTrust Banks, Inc.)	745,000	745,000
Novelty Crystal Proj., 3.08%, VRDN, (LOC: SunTrust Banks, Inc.)	1,100,000	1,100,000
Plastics Components Proj., 3.08%, VRDN, (LOC: SunTrust Banks, Inc.)	850,000	850,000
Suncoast Bakeries Proj., Ser. A-1, 3.08%, VRDN, (LOC: SunTrust Banks, Inc.)	570,000	570,000
Jacksonville, FL EDA IDRB:
Crown Products Co. Proj., Ser. 1998, 3.08%, VRDN, (LOC: SunTrust Banks,
Inc.)	800,000	800,000
Hartley Press, Inc., Ser. A, 3.12%, VRDN, (LOC: Bank of America Corp.)	2,600,000	2,600,000
Massachusetts IFA IDRB, Portland Causeway Proj., 3.20%, VRDN, (LOC:
Sovereign Bancorp, Inc.)	600,000	600,000
Miami-Dade Cnty., FL IDA RB:
Friends of Lubavitch Proj., 2.99%, VRDN, (LOC: Union Planters Bank)	7,500,000	7,500,000
Reflectone, Inc. Proj., 3.03%, VRDN, (LOC: Royal Bank of Canada)	11,000,000	11,000,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Pasco Cnty., FL IDRB, PAC-MED, Inc. Proj., 3.12%, VRDN, (LOC: Bank of America
Corp.)	$ 1,500,000	$1,500,000
Polk Cnty., FL IDA RB:
Citrus World, Inc., 3.27%, VRDN, (LOC: SunTrust Banks, Inc.)	1,000,000	1,000,000
Sun Orchard Florida, Inc. Proj., 3.13%, VRDN, (LOC: U.S. Bancorp)	1,545,000	1,545,000
Sheboygan, WI IDRB, Vortex Liquid Color Proj., 3.27%, VRDN, (LOC: Associated
Banc-Corp.)	1,580,000	1,580,000
Volusia Cnty., FL IDA RB, Ideal Spot Properties Proj., Ser. A, 3.07%, VRDN, (LOC:
Bank of America Corp.)	2,165,000	2,165,000

		42,590,000

LEASE 1.7%
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 3.07%, VRDN, (Liq.: Morgan
Stanley)	350,000	350,000
St. Lucie Cnty., FL Sch. Board Variable Rate Cert., 3.05%, VRDN, (LOC: Bank of
New York Co.)	8,488,000	8,488,000

		8,838,000

MISCELLANEOUS REVENUE 6.2%
Miami Dade Cnty., FL TOC, Ser. Z-9, 3.10%, VRDN, (Gtd. by Goldman Sachs
Group, Inc. & Insd. by MBIA)	13,000,000	13,000,000
Palm Beach Cnty., FL RB, Jewish Cmnty. Campus Corp., 3.05%, VRDN, (LOC:
Northern Trust Corp.)	5,840,000	5,840,000
Puerto Rico Govt. Dev. Bank Credit Enhanced CR, 3.25%, VRDN	10,000,000	10,000,000
Valdez, AK Marine Terminal RB, ConocoPhillips Proj., 3.00%, VRDN, (Gtd.
by ConocoPhillips)	3,000,000	3,000,000

		31,840,000

PUBLIC FACILITIES 2.9%
Hillsborough Cnty., FL Sch. Board COP, Ser. 2000-E, 3.17%, VRDN, (LOC: Bank of
America Corp.)	4,590,000	4,590,000
Miami-Dade Cnty., FL Sch. Board COP:
3.06%, VRDN, (Liq.: Citigroup, Inc. & Insd. by FGIC)	4,565,000	4,565,000
3.06%, VRDN, (LOC: JPMorgan Chase & Co. & Insd. by FGIC)	3,100,000	3,100,000
Palm Beach Cnty., FL Sch. Board COP, 3.06%, VRDN, (LOC: Citibank)	2,710,000	2,710,000

		14,965,000

RESOURCE RECOVERY 1.4%
Broward Cnty., FL Resource Recovery RRB, Wheellabrator South-A, 5.00%,
12/01/2006	4,000,000	4,053,741
Montana Board Resource Recovery RB, Colstrip Energy, LP Proj., 2.45%, VRDN,
(LOC: Dexia SA)	2,865,000	2,865,000

		6,918,741

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 3.8%
ABN AMRO Munitops COP, Ser. 2002-24, 3.04%, VRDN, (LOC: ABN AMRO Bank)	$ 600,000	$600,000
Boynton Beach, FL Cmnty. Redev. Agcy. RB, Ser. 657, 3.06%, VRDN, (LOC:
JPMorgan Chase & Co. & Insd. by AMBAC)	1,590,000	1,590,000
Collier Cnty., FL Gas Tax RB:
ROC, 3.06%, VRDN, (Liq.: Citigroup, Inc. & Insd. by AMBAC)	5,375,000	5,375,000
Ser. 1240, 3.06%, VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by AMBAC)	5,305,000	5,305,000
Florida Board of Ed. Lottery COP, Eagle Trust Cert., Ser. 2001-0904, 3.06%,
VRDN, (LOC: Citibank)	2,600,000	2,600,000
Palm Beach Cnty., FL Pub. Impt. PFOTER, 3.05%, VRDN, (Liq.: Merrill Lynch & Co.)	3,660,000	3,660,000

		19,130,000

TRANSPORTATION 1.2%
Lee Cnty., FL Trans. Facs. RB:
PFOTER, 3.05%, VRDN, (Liq.: Citigroup, Inc.)	2,200,000	2,200,000
ROC, 3.06%, VRDN, (Liq.: Citigroup, Inc.)	3,990,000	3,990,000

		6,190,000

UTILITY 3.8%
Port St. Lucie, FL Util. Sys. RRB, Ser. A, 3.00%, VRDN, (SPA: RBC Centura Banks,
Inc.)	14,200,000	14,200,000
Reedy Creek, FL Impt. Dist. Util. RB, Ser. 986, 3.06%, VRDN, (Liq.: Morgan
Stanley)	5,000,000	5,000,000

		19,200,000

WATER & SEWER 3.9%
Bay Cnty., FL Water Sys. RB, PFOTER, Ser. PT-2776, 3.05%, VRDN, (Liq.: Merrill
Lynch & Co., Inc. & Insd. by AMBAC)	440,000	440,000
Florida Util. Auth. RB, Ser. 327, 3.07%, VRDN, (Liq.: Morgan Stanley)	10,348,500	10,348,500
Florida Water & Sewer Sys. RB, Ser. 805, 3.06%, VRDN, (Liq.: JPMorgan Chase
& Co.)	5,470,000	5,470,000
West Palm Beach, FL Util. Sys. RB, Ser. 972, 3.05%, VRDN, (Liq.: Morgan Stanley)	3,500,000	3,500,000

		19,758,500

Total Municipal Obligations (cost $505,984,272)		505,984,272

Total Investments (cost $508,484,272) 99.5%		508,484,272
Other Assets and Liabilities 0.5%		2,405,413

Net Assets 100.0%		$510,889,685

VRDN Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
           Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2006.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

January 31, 2006

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
CR	Custodial Receipts
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IFA	Industrial Finance Agency
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TOC	Tender Option Certificate
TRAN	Tax Revenue Anticipation Note

The following table shows the percent of total investments by geographic location as of January 31, 2006:

Florida	90.3%
Puerto Rico	2.0%
California	1.0%
Colorado	0.8%
Indiana	0.6%
Texas	0.6%
Alabama	0.6%
Alaska	0.6%
Montana	0.6%
Wisconsin	0.3%
Massachusetts	0.1%
Non-state specific	2.5%

100.0%

The following table shows the percent of total investments by credit quality as of January 31, 2006 (unaudited):

Tier 1	99.9%
Tier 2	0.1%

100.0%

The following table shows the percent of total investments by maturity as of January 31, 2006 (unaudited):

2-7 days	89.9%
8-60 days	2.4%
121-240 days	5.3%
241+ days	2.4%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2006

Assets
Investments at amortized cost	$508,484,272
Cash	104,699
Interest receivable	2,371,448
Prepaid expenses and other assets	27,333

Total assets	510,987,752

Liabilities
Dividends payable	21,644
Payable for Fund shares redeemed	898
Advisory fee payable	5,296
Distribution Plan expenses payable	7,703
Due to other related parties	483
Accrued expenses and other liabilities	62,043

Total liabilities	98,067

Net assets	$510,889,685

Net assets represented by
Paid-in capital	$510,893,546
Overdistributed net investment income	(3,861)

Total net assets	$510,889,685

Net assets consists of
Class A	$17,386,043
Class S	460,725,908
Class I	32,777,734

Total net assets	$510,889,685

Shares outstanding (unlimited number of shares authorized)
Class A	17,390,120
Class S	460,722,604
Class I	32,780,720

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Year Ended January 31, 2006

Investment income
Interest	$11,189,612

Expenses
Advisory fee	1,695,649
Distribution Plan expenses
Class A	51,936
Class S	2,283,498
Administrative services fee	254,976
Transfer agent fees	39,732
Trustees’ fees and expenses	6,012
Printing and postage expenses	31,534
Custodian and accounting fees	126,900
Registration and filing fees	70,134
Professional fees	21,885
Other	14,722

Total expenses	4,596,978
Less: Expense reductions	(9,161)
Fee waivers and expense reimbursements	(85,090)

Net expenses	4,502,727

Net investment income	6,686,885

Net realized gains on investments	118,479

Net increase in net assets resulting from operations	$6,805,364

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2006		2005

Operations
Net investment income		$6,686,885		$1,311,961
Net realized gains or losses on
investments		118,479		(968)

Net increase in net assets resulting
from operations		6,805,364		1,310,993

Distributions to shareholders
from
Net investment income
Class A		(323,050)		(141,930)
Class S		(5,904,883)		(1,053,341)
Class I		(595,520)		(115,127)

Total distributions to shareholders		(6,823,453)		(1,310,398)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	61,860,865	61,860,865	52,177,799	52,177,799
Class S	2,076,102,614	2,076,102,614	814,757,126	814,757,126
Class I	177,050,371	177,050,371	55,614,589	55,614,589

		2,315,013,850		922,549,514

Net asset value of shares issued in
reinvestment of distributions
Class A	223,503	223,503	110,803	110,803
Class S	2,529,511	2,529,511	139,361	139,361
Class I	357,923	357,923	6,212	6,212

		3,110,937		256,376

Payment for shares redeemed
Class A	(63,068,215)	(63,068,215)	(61,677,958)	(61,677,958)
Class S	(2,060,759,236)	(2,060,759,236)	(631,647,547)	(631,647,547)
Class I	(182,317,784)	(182,317,784)	(24,629,703)	(24,629,703)

		(2,306,145,235)		(717,955,208)

Net increase in net assets resulting
from capital share transactions		11,979,552		204,850,682

Total increase in net assets		11,961,463		204,851,277
Net assets
Beginning of period		498,928,222		294,076,945

End of period		$510,889,685		$498,928,222

Undistributed (overdistributed) net
investment income		$(3,861)		$15,196

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Florida Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Institutional (“Class I”) shares. Class A, Class S and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution under income tax regulations. The primary permanent differences causing such reclassifications are due to dividend redesignations. During the year ended January 31, 2006, the following amounts were reclassified:

Overdistributed net investment income	$117,511
Accumulated net realized gains on investments	(117,511)

19

NOTES TO FINANCIAL STATEMENTS continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.30% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2006, EIMC waived its advisory fee in the amount of $84,992 and reimbursed other expenses in the amount of $98.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. SECURITIES TRANSACTIONS

On January 31, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2006, the Fund did not participate in the interfund lending program.

20

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2006, the component of distributable earnings on a tax basis consisted of overdistributed exempt-interest income in the amount of $3,861. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended January 31,

	2006	2005

Ordinary Income	$110,401	$0
Exempt-Interest Income	6,696,573	1,310,398
Long-term Capital Gain	16,479	0

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended January 31, 2006, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as

21

NOTES TO FINANCIAL STATEMENTS continued

well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any

22

NOTES TO FINANCIAL STATEMENTS continued

of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Florida Municipal Money Market Fund, a series of Evergreen Money Market Trust, as of January 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Florida Municipal Money Market Fund, as of January 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
March 24, 2006

24

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $16,479 for the fiscal year ended January 31, 2006.

For the fiscal year ended January 31, 2006, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax and Florida state income tax is 98.20% .

25

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September 2005. At a meeting of the full Board of Trustees later in September 2005, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

26

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affil-iates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

The Board of Trustees also considered that certain of the money market funds managed by EIMC are offered in connection with cash sweep arrangements and similar services made available by affiliates of EIMC to their customers. The Trustees considered that EIMC and its affiliates benefit from the availability of those Evergreen funds and the distribution and shareholder services fees paid by those Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the

27

ADDITIONAL INFORMATION (unaudited) continued

reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have brought to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund performed in the second quintile over the recently completed one-year period and performed in the first quintile over recently completed three- and five-year periods.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was slightly above the median of fees paid by comparable funds, although the Trustees concluded that the fees

28

ADDITIONAL INFORMATION (unaudited) continued

were not unreasonable in light of the Fund’s investment performance and the services provided by EIMC and EIS.

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the funds.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

29

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30

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

565211 rv3 3/2006

Evergreen Money Market Fund

Evergreen

MONEY MARKET FUND

Annual Report
as of January 31, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
27	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
28	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Money Market Fund, which covers the twelve-month period ended January 31, 2006.

The U.S. financial markets had to navigate through some choppy seas during the past twelve months. Uncertainty was prevalent as questions surfaced about the sustainability of economic growth, tighter monetary policy, surging oil prices, moderating profit growth, and an increase in inflation. Geopolitical tensions continued and the Gulf region suffered enormous damage from the hurricanes. Not surprisingly, each of these events combined at various times during the year to increase market volatility. Throughout these turbulent times, the portfolio management teams of Evergreen’s money market funds employed a variety of strategies to manage portfolios in a rising yield environment and enhance portfolio returns, in both the taxable and tax-advantaged markets.

Over the course of the investment period, economic reports frequently delivered confusing signals. While growth was expected to moderate as the expansion matured, the economy showed surprising strength, particularly in the third quarter, as Gross Domestic Product (“GDP”) grew in excess of 4%, despite the hurricanes and the spike in inflation. The effects of higher energy prices and tighter monetary policy became evident in the last quarter of 2005 as initial readings for GDP growth barely exceeded 1%. The conflicting data was often subject to interpretation and the consequence for investors was a frequent bout of market volatility. While many debated whether or not

1

LETTER TO SHAREHOLDERS continued

the short-term volatility was an indication of pending weakness, Evergreen’s Investment Strategy Committee focused on the breadth of economic output, particularly personal consumption and capital investment. Though the rate of growth in each was moderating from unusually high levels, we believed it would lead to a more sustainable, and ultimately less inflationary, pace for the expansion. The fundamentals, though no longer great, were still pretty good in our view, and our portfolio teams based many of their investment decisions on these positive macro-economic trends.

Despite the mixed signals from the economy, the Federal Reserve (“Fed”) maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined in their efforts to prevent alarming increases in inflation, raising their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term market interest rates continued to decline and the extent of the yield curve’s flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

In this environment, the portfolio managers of Evergreen’s money market funds attempted to focus on the aforementioned market fundamentals, as well as the timing of Fed meetings. Each increase in the Fed’s target for its benchmark rate would result in a “resetting” of rates at the short end of the yield curve, enabling the teams to pursue higher income potential. In addition, many of our analysts and portfolio managers used a variety of short-term securities to capture yield, in

2

LETTER TO SHAREHOLDERS continued

order to provide our investors with the stability and liquidity necessary to balance exposure within their diversified long-term portfolios.

We continue to recommend that investors maintain their diversified strategies, including exposure to money market funds, within their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of January 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen

• Bryan K. White, CFA

• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/2/1987

	Class A	Class B	Class C	Class S	Class S1	Class I
Class inception date	1/4/1995	1/26/1995	8/1/1997	6/30/2000	6/26/2001	11/2/1987

Nasdaq symbol	EMAXX	EMBXX	EMCXX	N/A	N/A	EGMXX

Average annual
return**

1-year with
sales charge	N/A	-3.16%	0.84%	N/A	N/A	N/A

1-year w/o
sales charge	2.56%	1.84%	1.84%	2.25%	2.32%	2.86%

5-year	1.57%	0.61%	1.00%	1.28%	1.50%	1.86%

10-year	3.30%	2.65%	2.81%	3.27%	3.42%	3.60%

Maximum sales	N/A	5.00%	1.00%	N/A	N/A	N/A
charge		CDSC	CDSC

7-day annualized
yield	3.64%	2.94%	2.94%	3.34%	3.34%	3.94%

30-day annualized
yield	3.59%	2.89%	2.89%	3.28%	3.29%	3.88%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

** Adjusted for maximum applicable sales charge, unless noted

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Classes S or S1. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes C, S and S1 prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes C, S and S1 have not been adjusted to reflect the effect of each class’ 12b-1 fee. The fund incurs 12b-1 fees of 0.30% for Class A, 0.60% for Classes S and S1, and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes C, S and S1 would have been lower.

The advisor is reimbursing the fund for a portion of other expenses. Had expenses not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for Class A, B, C, S, and S1 without which returns for Class A, B, C, S and S1 would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S and S1 shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

All data is as of January 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2005	1/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,015.62	$ 4.27
Class B	$ 1,000.00	$ 1,012.04	$ 7.81
Class C	$ 1,000.00	$ 1,012.05	$ 7.81
Class S	$ 1,000.00	$ 1,014.07	$ 5.79
Class S1	$ 1,000.00	$ 1,014.17	$ 5.69
Class I	$ 1,000.00	$ 1,017.13	$ 2.75
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.97	$ 4.28
Class B	$ 1,000.00	$ 1,017.44	$ 7.83
Class C	$ 1,000.00	$ 1,017.44	$ 7.83
Class S	$ 1,000.00	$ 1,019.46	$ 5.80
Class S1	$ 1,000.00	$ 1,019.56	$ 5.70
Class I	$ 1,000.00	$ 1,022.48	$ 2.75

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.84% for Class A, 1.54% for Class B, 1.54% for Class C, 1.14% for Class S, 1.12% for Class S1 and 0.54% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.03	0.01	0	0.01	0.03

Distributions to shareholders from
Net investment income	(0.03)	(0.01)	0[1]	(0.01)	(0.03)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.56%	0.68%	0.32%	1.14%	3.20%

Ratios and supplemental data
Net assets, end of period (millions)	$2,803	$3,027	$6,261	$10,628	$9,605
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.89%	0.94%	0.93%	0.89%	0.88%
Expenses excluding waivers/reimbursements and expense reductions	0.92%	1.00%	0.99%	0.91%	0.88%
Net investment income (loss)	2.52%	0.60%	0.33%	1.12%	2.42%

1 Amount represents less than $0.005 per share.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS B	2006	2005	2004	2003	2002

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0	0	0	0.02

Distributions to shareholders from
Net investment income	(0.02)	0[1]	0[1]	0[1]	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.84%	0.21%	0.06%	0.44%	2.48%

Ratios and supplemental data
Net assets, end of period (millions)	$ 33	$ 46	$ 70	$ 113	$ 92
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.59%	1.38%	1.20%	1.59%	1.57%
Expenses excluding waivers/reimbursements and expense reductions	1.62%	1.70%	1.69%	1.60%	1.57%
Net investment income (loss)	1.77%	0.18%	0.06%	0.41%	2.25%

1 Amount represents less than $0.005 per share.

2 Excluding applicable sales charges

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS C	2006	2005	2004	2003	2002

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0	0	0	0.02

Distributions to shareholders from
Net investment income	(0.02)	0[1]	0[1]	0[1]	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[2]	1.84%	0.21%	0.06%	0.44%	2.48%

Ratios and supplemental data
Net assets, end of period (millions)	$ 9	$ 16	$ 26	$ 23	$ 15
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.59%	1.37%	1.17%	1.59%	1.57%
Expenses excluding waivers/reimbursements and expense reductions	1.62%	1.71%	1.70%	1.60%	1.57%
Net investment income (loss)	1.70%	0.15%	0.06%	0.42%	2.24%

1 Amount represents less than $0.005 per share.

2 Excluding applicable sales charges

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0	0	0.01	0.03

Distributions to shareholders from
Net investment income	(0.02)	0[1]	0[1]	(0.01)	(0.03)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.25%	0.41%	0.09%	0.82%	2.89%

Ratios and supplemental data
Net assets, end of period (millions)	$2,421	$2,477	$3,544	$7,302	$9,954
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.19%	1.20%	1.17%	1.21%	1.16%
Expenses excluding waivers/reimbursements and expense reductions	1.22%	1.30%	1.28%	1.21%	1.16%
Net investment income (loss)	2.22%	0.39%	0.10%	0.83%	2.89%

1 Amount represents less than $0.005 per share.

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S1	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.01	0	0.01	0.01

Distributions to shareholders from
Net investment income (loss)	(0.02)	(0.01)	0[2]	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.32%	0.52%	0.20%	1.18%	1.38%

Ratios and supplemental data
Net assets, end of period (millions)	$2,133	$2,294	$1,057	$1,767	$1,300
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.11%	1.09%	1.05%	0.85%	0.86%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.21%	1.27%	1.29%	1.21%	1.21%[3]
Net investment income (loss)	2.30%	0.75%	0.21%	1.16%	1.72%[3]

1 For the period from June 26, 2001 (commencemen t of class operations), to January 31, 2002.

2 Amount represents less than $0.005 per share.

3 Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I1	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.03	0.01	0.01	0.01	0.03

Distributions to shareholders from
Net investment income	(0.03)	(0.01)	(0.01)	(0.01)	(0.03)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.86%	0.97%	0.57%	1.42%	3.50%

Ratios and supplemental data
Net assets, end of period (millions)	$1,190	$1,531	$1,659	$2,334	$2,685
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.59%	0.65%	0.68%	0.61%	0.56%
Expenses excluding waivers/reimbursements and expense reductions	0.62%	0.70%	0.69%	0.61%	0.56%
Net investment income (loss)	2.80%	0.94%	0.57%	1.41%	3.43%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS

January 31, 2006

	Principal
	Amount	Value

ASSET-BACKED SECURITIES 0.9%
Blue Heron Funding Corp., FRN, 4.56%, 02/27/2006 144A	$ 50,000,000	$50,000,000
Carlyle Loan Investment, Ltd., Ser. 2005-1A, Class 4, 4.52%, 02/15/2006
144A +	25,000,000	25,000,000

Total Asset-Backed Securities (cost $75,000,000)		75,000,000

CERTIFICATES OF DEPOSIT 7.7%
Barclays Bank plc, 4.52%, 03/01/2006	50,000,000	49,998,361
Compass Bank, 4.44%, 02/13/2006	50,000,000	50,000,000
Credit Suisse First Boston Corp., 3.77%, 06/07/2006	50,000,000	50,000,000
Deutsche Bank AG:
4.73%, 12/01/2006	80,000,000	80,000,000
4.80%, 10/26/2006	50,000,000	50,000,000
First Tennessee Bank, 4.38%, 02/10/2006	50,000,000	50,000,000
HBOS Treasury Services, 4.76%, 10/17/2006	40,000,000	40,001,464
SunTrust Bank:
4.25%, 02/08/2006	80,000,000	80,000,000
4.50%, 02/27/2006	70,000,000	70,000,000
4.70%, 07/25/2006	25,000,000	25,000,000
U.S. Trust Co. of New York, 4.49%, 02/13/2006	50,000,000	50,000,000
Wells Fargo Bank, 4.50%, 02/24/2006	65,000,000	65,000,000

Total Certificates of Deposit (cost $659,999,825)		659,999,825

COMMERCIAL PAPER 51.5%
Asset-Backed 45.8%
Amstel Funding Corp.:
4.24%, 02/13/2006	50,000,000	49,929,333
4.30%, 02/21/2006	50,000,000	49,880,556
4.32%, 02/28/2006	40,000,000	39,870,400
4.40%, 03/13/2006	49,766,000	49,522,700
4.42%, 05/17/2006	37,291,000	36,810,257
4.45%, 05/26/2006	50,000,000	49,295,417
ASAP Funding, Ltd.:
4.33%, 02/01/2006	40,000,000	40,000,000
4.35%, 02/06/2006	50,000,000	49,969,792
4.36%, 02/07/2006	160,000,000	159,891,000
Barton Capital Corp.:
4.35%, 02/06/2006	15,339,000	15,329,733
4.41%, 03/09/2006	27,667,000	27,544,989
Bavaria Trust Corp.:
4.35%, 02/03/2006	100,000,000	99,975,889
4.40%, 02/02/2006	15,000,000	14,998,167
4.50%, 02/09/2006	44,300,000	44,267,175
Belmont Funding, LLC, 4.35%, 02/06/2006	50,000,000	49,969,792
Charta, LLC, 4.40%, 02/08/2006	58,000,000	57,950,378
Check Point Charlie, Inc.:
4.24%, 02/08/2006	20,250,000	20,233,305
4.36%, 02/10/2006	43,000,000	42,953,130
4.63%, 07/24/2006	18,000,000	17,599,505
Chesham Finance, LLC:
4.32%, 02/01/2006	50,000,000	50,000,000
4.33%, 02/03/2006	50,000,000	49,987,972
4.52%, 02/02/2006	100,000,000	99,992,624
4.56%, 02/02/2006	50,000,000	49,996,250

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2006

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Compass Securitization, LLC, 4.33%, 02/06/2006	$ 60,000,000	$59,963,917
Concord Minutemen Capital Co., LLC:
4.39%, 02/02/2006	65,000,000	65,000,000
4.43%, 02/13/2006	92,400,000	92,400,000
4.44%, 04/05/2006	50,000,000	49,611,500
4.45%, 02/16/2006	70,000,000	69,870,208
Crown Point Capital Co., 4.49%, 02/01/2006	125,062,000	125,062,000
Deer Valley Funding, Ltd.:
4.50%, 02/03/2006	15,045,000	15,041,239
4.52%, 02/21/2006	50,000,000	49,874,445
4.54%, 02/21/2006	16,345,000	16,303,774
Descartes Funding Trust, 4.12%, 11/15/2006	80,000,000	80,000,000
Fairway Finance Corp., 4.34%, 02/13/2006	20,099,000	20,069,923
Georgetown Funding Corp, LLC, 4.48%, 02/27/2006	50,000,000	49,838,222
Giro Balanced Funding Corp.:
4.33%, 02/06/2006	100,000,000	99,939,861
4.40%, 02/13/2006	50,000,000	49,926,667
Giro Multi-Funding Corp., 4.45%, 02/21/2006	30,000,000	29,925,833
Grampian Funding, LLC, 4.42%, 05/02/2006	35,000,000	34,613,250
Greyhawk Funding, LLC:
4.23%, 02/13/2006	50,000,000	49,929,500
4.38%, 02/21/2006	50,000,000	49,878,333
4.40%, 05/09/2006	25,000,000	24,703,611
Lake Constance Funding:
3.84%, 02/02/2006	25,000,000	24,997,337
4.33%, 02/06/2006	57,000,000	56,965,721
4.42%, 02/02/2006	90,000,000	89,988,950
Legacy Capital Corp.:
4.32%, 02/01/2006	55,353,000	55,353,000
4.40%, 03/16/2006	50,000,000	49,737,222
4.43%, 03/23/2006	27,804,000	27,632,928
Lexington Parker Capital Corp., LLC:
4.42%, 03/21/2006	32,971,000	32,776,691
4.50%, 02/03/2006	30,892,000	30,884,277
Lockhart Funding, LLC:
4.33%, 02/01/2006	79,646,000	79,646,000
4.41%, 03/16/2006	43,850,000	43,619,020
4.45%, 02/10/2006	24,611,000	24,583,620
Mortgage Interest Network:
4.42%, 02/06/2006	90,000,000	89,944,750
4.44%, 03/01/2006	25,000,000	24,913,667
Neptune Funding Corp., 4.47%, 04/06/2006	40,622,000	40,299,191
Paradigm Funding, LLC:
4.32%, 02/06/2006	100,000,000	99,940,000
4.35%, 02/03/2006	21,342,000	21,336,842
4.42%, 02/15/2006	50,000,000	49,914,055
Park Granada, LLC:
4.52%, 02/01/2006	91,006,000	91,006,000
4.60%, 07/18/2006	25,000,000	24,466,528
Perry Global Funding, Ltd., 4.32%, 02/06/2006	73,577,000	73,532,854

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

January 31, 2006

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Rhineland Funding Capital Corp.:
4.42%, 03/02/2006	$ 36,250,000	$36,120,930
4.50%, 03/15/2006	45,750,000	45,530,812
4.52%, 03/28/2006	10,000,000	9,930,944
Scaldis Capital, LLC, 4.50%, 02/27/2006	50,000,000	49,837,500
Thames Asset Global Securitization, Inc., 4.43%, 02/21/2006	37,520,000	37,427,659
Thornburg Mortgage Capital Resources, LLC:
4.42%, 02/13/2006	70,000,000	69,896,867
4.43%, 02/15/2006	50,000,000	49,913,861
4.51%, 03/20/2006	35,000,000	34,793,918
4.58%, 03/13/2006	40,000,000	39,796,444
Three Pillars Funding Corp.:
4.34%, 02/06/2006	30,372,000	30,353,692
4.36%, 02/13/2006	38,814,000	38,757,590
4.43%, 02/17/2006	40,000,000	39,921,244
4.50%, 02/24/2006	50,000,000	49,856,250
4.51%, 02/01/2006	100,000,000	100,000,000
Tulip Funding Corp., 4.53%, 02/24/2006	25,000,000	24,927,726
Yorktown Capital, LLC, 4.32%, 02/06/2006	50,000,000	49,970,000

		3,936,494,737

Capital Markets 2.0%
Goldman Sachs Group, Inc.:
3.65%, 05/25/2006	60,000,000	59,313,149
4.50%, 02/27/2006	50,000,000	50,000,000
4.59%, 02/02/2006	60,000,000	60,000,000

		169,313,149

Consumer Finance 3.1%
Ford Motor Credit Co.:
4.34%, 02/01/2006	40,000,000	40,000,000
4.35%, 02/07/2006	50,000,000	49,963,750
4.44%, 03/06/2006	125,000,000	124,491,250
4.48%, 03/10/2006	25,800,000	25,681,205
4.50%, 04/10/2006	25,000,000	24,787,500

		264,923,705

Diversified Financial Services 0.6%
CC USA, Inc., 4.39%, 02/28/2007	50,000,000	49,835,375

Total Commercial Paper (cost $4,420,566,966)		4,420,566,966

CORPORATE BONDS 27.4%
Capital Markets 9.0%
Bear Stearns Cos.:
4.66%, 02/02/2006	50,000,000	50,017,758
FRN, 4.45%, 02/06/2006	50,000,000	50,000,000
Goldman Sachs Group, Inc., FRN, 4.70%, 03/21/2006	40,000,000	40,011,559
Lehman Brothers Holdings, Inc., FRN, 4.59%, 04/03/2006	35,000,000	35,011,050
Merrill Lynch & Co., Inc., FRN, 4.64%, 02/13/2006	300,000,000	300,000,000
Morgan Stanley, FRN:
4.375%, 02/03/2006	100,000,000	99,999,742
4.50%, 02/15/2006	200,000,000	200,000,000

		775,040,109

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

January 31, 2006

	Principal
	Amount	Value

CORPORATE BONDS continued
Commercial Banks 3.8%
Bank of America Corp., FRN, 4.56%, 02/02/2006	$100,000,000	$100,000,000
First Tennessee Bank, 4.46%, 02/17/2006 144A	75,000,000	75,000,000
Marshall & Ilsley Bank Corp., 5.18%, 12/15/2006	50,000,000	50,153,649
WestLB AG, FRN, 4.43%, 02/10/2006 144A	100,000,000	99,985,056

		325,138,705

Consumer Finance 6.0%
American Honda Finance Corp., 4.42%, 02/21/2006 144A	70,000,000	70,002,965
BMW U.S. Capital Corp., LLC, FRN, 4.51%, 02/24/2006	40,000,000	40,000,000
General Electric Capital Corp., FRN:
4.52%, 02/09/2006	100,000,000	100,000,000
4.57%, 02/17/2006	220,000,000	220,000,000
Toyota Motor Credit Corp., FRN:
4.27%, 02/08/2006	50,000,000	50,003,877
4.56%, 02/02/2006	40,000,000	40,000,000

		520,006,842

Diversified Financial Services 6.4%
CC USA, Inc., FRN:
4.37%, 02/27/2006 144A	40,000,000	39,999,904
4.56%, 02/02/2006 144A	30,000,000	29,998,603
4.57%, 02/02/2006 144A	65,000,000	64,997,680
Dorada Finance, Inc., FRN, 4.56%, 02/02/2006 144A	40,000,000	39,998,137
Liberty Lighthouse U.S. Capital Corp.:
4.57%, 02/02/2006 144A	50,000,000	49,985,065
FRN, 4.49%, 02/27/2006 144A	35,000,000	34,998,331
Sigma Finance, Inc.:
3.87%, 07/03/2006 144A	75,000,000	75,000,000
4.00%, 08/02/2006 144A	50,000,000	50,000,000
4.86%, 02/12/2007 144A	50,000,000	50,000,000
FRN:
4.31%, 09/28/2006 144A	50,000,000	50,000,000
4.61%, 04/13/2006 144A	62,000,000	62,003,305

		546,981,025

Hotels, Restaurants & Leisure 0.6%
McDonald’s Corp., FRN, 4.49%, 03/07/2006 144A	50,000,000	50,043,874

Thrifts & Mortgage Finance 1.6%
Countrywide Financial Corp., FRN:
4.50%, 03/06/2006	83,000,000	83,000,000
4.55%, 03/13/2006	59,000,000	59,000,000

		142,000,000

Total Corporate Bonds (cost $2,359,210,555)		2,359,210,555

FUNDING AGREEMENTS 6.0%
Allstate Life Global Funding Agreement, 4.53%, 02/27/2006 +	35,000,000	35,000,000
Jackson National Life Insurance Co., 4.61%, 04/03/2006 +	75,000,000	75,000,000
Metropolitan Life Funding Agreement, 4.68%, 04/17/2006 +	75,000,000	75,000,000
New York Life Funding Agreement, 4.63%, 03/01/2006 +	60,000,000	60,000,000
Transamerica Occidental Funding Agreement:
4.61%, 02/01/2006 +	140,000,000	140,000,000
4.68%, 04/03/2006 +	135,000,000	135,000,000

Total Funding Agreements (cost $520,000,000)		520,000,000

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

January 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 0.6%
Industrial Development Revenue 0.1%
Warren Cnty., KY IDA RB, Stupp Brothers, Inc. Proj., FRN, Ser. B-1, 4.47%,
02/02/2006, (LOC: Bank of America Corp.)	$10,500,000	$10,500,000

Miscellaneous Revenue 0.5%
Detroit, MI Economic Dev. Corp. RB, Waterfront Recreation, FRN, Ser. B, 4.59%,
02/02/2006, (LOC: Bank of America Corp.)	41,830,000	41,830,000

Total Municipal Obligations (cost $52,330,000)		52,330,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 2.9%
FHLB, 4.50%, 11/03/2006	70,000,000	70,000,000
FHLMC:
1.875%, 02/15/2006	38,699,000	38,673,540
FRN, 2.50%, 04/19/2006	60,000,000	60,000,000
FNMA, 3.15%, 02/06/2006	80,000,000	79,999,852

Total U.S. Government & Agency Obligations (cost $248,673,392)		248,673,392

YANKEE OBLIGATIONS-CORPORATE 2.9%
FINANCIALS 2.9%
Commercial Banks 2.3%
HBOS plc, FRN, 4.44%, 02/20/2006 144A	150,000,000	150,000,000
Islandsbanki HF, FRN, 4.56%, 02/22/2006 144A	50,000,000	50,000,000

		200,000,000

Diversified Financial Services 0.6%
Irish Life & Permanent plc, 4.51%, 02/22/2006 144A	50,000,000	50,000,000

Total Yankee Obligations-Corporate (cost $250,000,000)		250,000,000

	Shares	Value

MUTUAL FUND SHARES 0.0%
Federated Prime Value Obligation Fund (cost $74,592)	74,592	74,592

	Principal
	Amount	Value

REPURCHASE AGREEMENT 0.4%
Societe Generale, 4.33%, dated 1/31/2006, maturing 2/01/2006; maturity
value $32,567,435 (1) (cost $32,563,518)	$ 32,563,518	32,563,518

Total Investments (cost $8,618,418,848) 100.3%		8,618,418,848
Other Assets and Liabilities (0.3%)		(29,815,474)

Net Assets 100.0%		$ 8,588,603,374

+	Security is deemed illiquid and is valued using market quotations when readily available.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(1)	Collateralized by $33,157,000 U.S. Treasury Note, 1.825%, 1/15/2015, value including accrued interest is $33,215,313.

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

January 31, 2006

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
IDA	Industrial Development Authority
LOC	Letter of Credit
RB	Revenue Bond

The following table shows the percent of total investments by credit quality as of January 31, 2006 (unaudited):

Tier 1	100%

The following table shows the percent of total investments by maturity as of January 31, 2006 (unaudited):

1 day	8.7%
2-7 days	25.1%
8-60 days	49.0%
61-120 days	8.9%
121-240 days	3.4%
241+ days	4.9%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2006

Assets
Investments at amortized cost	$8,618,418,848
Cash	71,749
Receivable for Fund shares sold	248,237
Interest receivable	25,475,985
Prepaid expenses and other assets	146,691

Total assets	8,644,361,510

Liabilities
Dividends payable	4,952,461
Payable for securities purchased	39,796,444
Payable for Fund shares redeemed	9,354,243
Advisory fee payable	93,103
Distribution Plan expenses payable	98,924
Due to other related parties	18,819
Accrued expenses and other liabilities	1,444,142

Total liabilities	55,758,136

Net assets	$8,588,603,374

Net assets represented by
Paid-in capital	$8,593,481,173
Undistributed net investment income	98,187
Accumulated net realized losses on investments	(4,975,986)

Total net assets	$8,588,603,374

Net assets consists of
Class A	$2,803,363,613
Class B	32,730,166
Class C	8,825,599
Class S	2,420,567,321
Class S1	2,133,402,733
Class I	1,189,713,942

Total net assets	$8,588,603,374

Shares outstanding (unlimited number of shares authorized)
Class A	2,804,606,093
Class B	32,753,784
Class C	8,828,626
Class S	2,423,583,736
Class S1	2,133,441,710
Class I	1,191,853,677

Net asset value per share
Class A	$1.00
Class B	$1.00
Class C	$1.00
Class S	$1.00
Class S1	$1.00
Class I	$1.00

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Year Ended January 31, 2006

Investment income
Interest	$300,800,632

Expenses
Advisory fee	34,986,691
Distribution Plan expenses
Class A	8,654,774
Class B	400,698
Class C	142,290
Class S	14,993,214
Class S1	12,659,035
Administrative services fee	5,305,645
Transfer agent fees	10,897,885
Trustees’ fees and expenses	123,823
Printing and postage expenses	617,999
Custodian and accounting fees	2,093,234
Registration and filing fees	82,464
Professional fees	78,805
Other	202,644

Total expenses	91,239,201
Less: Expense reductions	(138,604)
Fee waivers and expense reimbursements	(4,088,116)

Net expenses	87,012,481

Net investment income	213,788,151

Net realized losses on investments	(119,326)

Net increase in net assets resulting from operations	$213,668,825

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2006		2005

Operations
Net investment income		$213,788,151		$61,014,689
Net realized losses on investments		(119,326)		(19,886)

Net increase in net assets resulting
from operations		213,668,825		60,994,803

Distributions to shareholders from
Net investment income
Class A		(72,538,999)		(23,466,845)
Class B		(707,887)		(104,311)
Class C		(242,576)		(49,169)
Class S		(55,478,327)		(10,753,722)
Class S1		(48,489,076)		(10,623,068)
Class I		(36,306,902)		(16,014,983)

Total distributions to shareholders		(213,763,767)		(61,012,098)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	13,002,882,240	13,002,882,240	14,070,341,857	14,070,341,857
Class B	23,918,604	23,918,604	30,304,561	30,304,561
Class C	18,039,528	18,039,528	46,101,474	46,101,474
Class S	6,472,134,491	6,472,134,491	1,341,631,844	1,341,631,844
Class S1	13,908,320,152	13,908,320,152	7,927,586,237	7,927,586,237
Class I	5,321,160,505	5,321,160,505	6,365,129,123	6,365,129,123

		38,746,455,520		29,781,095,096

Net asset value of shares issued in
reinvestment of distributions
Class A	58,536,084	58,536,084	20,173,809	20,173,809
Class B	623,739	623,739	92,777	92,777
Class C	205,683	205,683	41,430	41,430
Class S	15,972,354	15,972,354	31	31
Class S1	48,489,076	48,489,076	10,403,291	10,403,291
Class I	2,960,989	2,960,989	1,088,586	1,088,586

		126,787,925		31,799,924

Automatic conversion of Class B
shares to Class A shares
Class A	6,596,936	6,596,936	7,007,280	7,007,280
Class B	(6,596,936)	(6,596,936)	(7,007,280)	(7,007,280)

		0		0

Payment for shares redeemed
Class A	(13,291,474,713)	(13,291,474,713)	(17,331,368,841)	(17,331,368,841)
Class B	(30,928,537)	(30,928,537)	(47,471,221)	(47,471,221)
Class C	(25,504,024)	(25,504,024)	(56,547,203)	(56,547,203)
Class S	(6,544,009,774)	(6,544,009,774)	(2,409,555,060)	(2,409,555,060)
Class S1	(14,116,958,991)	(14,116,958,991)	(6,701,260,297)	(6,701,260,297)
Class I	(5,665,824,097)	(5,665,824,097)	(6,493,437,525)	(6,493,437,525)

		(39,674,700,136)		(33,039,640,147)

Net decrease in net assets resulting
from capital share transactions		(801,456,691)		(3,226,745,127)

Total decrease in net assets		(801,551,633)		(3,226,762,422)
Net assets
Beginning of period		9,390,155,007		12,616,917,429

End of period		$8,588,603,374		$9,390,155,007

Undistributed net investment income		$98,187		$73,803

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class S, Class S1 and Institutional (“Class I”) shares. Class A, Class S, Class S1 and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class B and Class C shares are only available for subsequent purchases by existing shareholders and prospective shareholders making an exchange from Class B or Class C shares of another Evergreen fund. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

22

NOTES TO FINANCIAL STATEMENTS continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to expiration of capital loss carryovers. During the year ended January 31, 2006, the following amounts were reclassified:

Paid-in capital	$ (381,247)
Accumulated net realized losses on investments	381,247

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.44% and declining to 0.39% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2006, EIMC waived its advisory fee in the amount of $329,448 and reimbursed other expenses in the amount of $2,257,843. In addition, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class S1 shares in the amount of $1,500,825.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

23

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended January 31, 2006, the transfer agent fees were equivalent to an annual rate of 0.12% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.60% of the average daily net assets for Class S and S1 shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended January 31, 2006, EIS received $232,389 and $4,008 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

On January 31, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of January 31, 2006, the Fund had $4,968,423 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2008	2009	2011	2012	2013	2014

$200,609	$139,955	$4,353,228	$137,629	$5,353	$19,886	$111,763

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of January 31, 2006, the Fund incurred and will elect to defer post-October losses of $7,563.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2006, the components of distributable earnings on a tax basis consisted of undistributed ordinary income in the amount of $98,187 and capital loss carryover and post-October loss in the amount of $4,975,986.

The tax character of distributions paid were $213,763,767 and $61,012,098 of ordinary income for the years ended January 31, 2006 and January 31, 2005, respectively.

24

NOTES TO FINANCIAL STATEMENTS continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended January 31, 2006, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limi-

25

NOTES TO FINANCIAL STATEMENTS continued

tations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Money Market Fund, a series of Evergreen Money Market Trust, as of January 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Money Market Fund, as of January 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
March 24, 2006

27

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September 2005. At a meeting of the full Board of Trustees later in September 2005, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

28

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affiliates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

The Board of Trustees also considered that certain of the money market funds managed by EIMC are offered in connection with cash sweep arrangements and similar services made available by affiliates of EIMC to their customers. The Trustees considered that EIMC and its affiliates benefit from the availability of those Evergreen funds and the distribution and shareholder services fees paid by those Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the

29

ADDITIONAL INFORMATION (unaudited) continued

reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have brought to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund performed in the first quintile over recently completed one-, three-, and five-year periods.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was higher than most (though not all) of the fees paid by comparable funds, although the Trustees concluded that the fees were not unreasonable in light of the Fund’s investment performance and the services provided by EIMC and EIS.

30

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented a breakpoint in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoint as implemented appeared to be a reasonable step toward the realization of economies of scale by the funds.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

565209 rv3 3/2006

Evergreen Municipal Money Market Fund

Evergreen

MUNICIPAL MONEY MARKET FUND

Annual Report
as of January 31, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
27	STATEMENT OF ASSETS AND LIABILITIES
28	STATEMENT OF OPERATIONS
29	STATEMENTS OF CHANGES IN NET ASSETS
30	NOTES TO FINANCIAL STATEMENTS
35	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
36	ADDITIONAL INFORMATION
44	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Municipal Money Market Fund, which covers the twelve-month period ended January 31, 2006.

The U.S. financial markets had to navigate through some choppy seas during the past twelve months. Uncertainty was prevalent as questions surfaced about the sustainability of economic growth, tighter monetary policy, surging oil prices, moderating profit growth, and an increase in inflation. Geopolitical tensions continued and the Gulf region suffered enormous damage from the hurricanes. Not surprisingly, each of these events combined at various times during the year to increase market volatility. Throughout these turbulent times, the portfolio management teams of Evergreen’s money market funds employed a variety of strategies to manage portfolios in a rising yield environment and enhance portfolio returns, in both the taxable and tax-advantaged markets.

Over the course of the investment period, economic reports frequently delivered confusing signals. While growth was expected to moderate as the expansion matured, the economy showed surprising strength, particularly in the third quarter, as Gross Domestic Product (“GDP”) grew in excess of 4%, despite the hurricanes and the spike in inflation. The effects of higher energy prices and tighter monetary policy became evident in the last quarter of 2005 as initial readings for GDP growth barely exceeded 1%. The conflicting data was often subject to interpretation and the consequence for investors was a frequent bout of market volatility. While many debated whether or not

LETTER TO SHAREHOLDERS continued

the short-term volatility was an indication of pending weakness, Evergreen’s Investment Strategy Committee focused on the breadth of economic output, particularly personal consumption and capital investment. Though the rate of growth in each was moderating from unusually high levels, we believed it would lead to a more sustainable, and ultimately less inflationary, pace for the expansion. The fundamentals, though no longer great, were still pretty good in our view, and our portfolio teams based many of their investment decisions on these positive macro-economic trends.

Despite the mixed signals from the economy, the Federal Reserve (“Fed”) maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined in their efforts to prevent alarming increases in inflation, raising their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term market interest rates continued to decline and the extent of the yield curve’s flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

In this environment, the portfolio managers of Evergreen’s money market funds attempted to focus on the aforementioned market fundamentals, as well as the timing of Fed meetings. Each increase in the Fed’s target for its benchmark rate would result in a “resetting” of rates at the short end of the yield curve, enabling the teams to pursue higher income potential. In addition, many of our analysts and portfolio managers used a variety of short-term securities to capture yield, in

LETTER TO SHAREHOLDERS continued

order to provide our investors with the stability and liquidity necessary to balance exposure within their diversified long-term portfolios.

We continue to recommend that investors maintain their diversified strategies, including exposure to money market funds, within their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE

as of January 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Mathew M. Kiselak
• James Randazzo

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/2/1988

	Class A	Class S	Class S1	Class I
Class inception date	1/5/1995	6/30/2000	6/26/2001	11/2/1988

Nasdaq symbol	EXAXX	N/A	N/A	EVTXX

Average annual return

1-year	1.87%	1.57%	1.57%	2.18%

5-year	1.23%	0.93%	1.00%	1.54%

10-year	2.20%	2.17%	2.24%	2.51%

7-day annualized yield	2.31%	2.01%	2.01%	2.61%

30-day annualized yield	2.31%	2.01%	2.01%	2.61%

*The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Classes S or S1. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes S and S1 prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes S and S1 have not been adjusted to reflect the effect of each class’ 12b-1 fee. The fund incurs 12b-1 fees of 0.30% for Class A and 0.60% for Classes S and S1. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes S and S1 would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower. Returns reflect expense limits previously in effect for Class S and S1, without which returns for Class S and S1 would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S and S1 shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

The fund's yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized. All data is as of January 31, 2006, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2005	1/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,010.69	$ 4.16
Class S	$ 1,000.00	$ 1,009.18	$ 5.67
Class S1	$ 1,000.00	$ 1,009.18	$ 5.67
Class I	$ 1,000.00	$ 1,012.23	$ 2.64
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.07	$ 4.18
Class S	$ 1,000.00	$ 1,019.56	$ 5.70
Class S1	$ 1,000.00	$ 1,019.56	$ 5.70
Class I	$ 1,000.00	$ 1,022.58	$ 2.65

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.82% for Class A, 1.12% for Class S, 1.12% for Class S1 and 0.52% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2006	2005	2004	2003	2002

Net asset value, beginning of period	$1.00	$1.00	$1.00	$ 1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.01	0.01	0.01	0.02

Distributions to shareholders from
Net investment income	(0.02)	(0.01)	(0.01)	(0.01)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$ 1.00	$1.00

Total return	1.87%	0.68%	0.51%	0.95%	2.18%

Ratios and supplemental data
Net assets, end of period (millions)	$ 482	$ 763	$ 958	$1,237	$ 953
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.82%	0.83%	0.85%	0.86%	0.88%
Expenses excluding waivers/reimbursements and expense reductions	0.86%	0.87%	0.86%	0.86%	0.88%
Net investment income (loss)	1.78%	0.65%	0.50%	0.89%	1.47%

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S	2006	2005	2004	2003	2002

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0	0	0.01	0.02

Distributions to shareholders from
Net investment income	(0.02)	0[1]	0[1]	(0.01)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.57%	0.38%	0.21%	0.65%	1.88%

Ratios and supplemental data
Net assets, end of period (millions)	$ 315	$ 319	$ 463	$ 835	$ 638
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.12%	1.13%	1.13%	1.16%	1.16%
Expenses excluding waivers/reimbursements and expense reductions	1.16%	1.17%	1.15%	1.16%	1.16%
Net investment income (loss)	1.54%	0.34%	0.22%	0.60%	1.82%

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S1	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0	0	0.01	0.01

Distributions to shareholders from
Net investment income	(0.02)	0[2]	0[2]	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$1.00	$1.00	$1.00

Total return	1.57%	0.37%	0.22%	0.72%	0.77%

Ratios and supplemental data
Net assets, end of period (millions)	$1,089	$1,344	$ 274	$ 369	$ 257
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.12%	1.10%	1.12%	1.09%	1.10%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.16%	1.14%	1.15%	1.16%	1.20%[3]
Net investment income (loss)	1.53%	0.57%	0.22%	0.67%	0.96%[3]

1 For the period from June 26, 2001 (commencemen t of class operations), to January 31, 2002.

2 Amount represents less than $0.005 per share.

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I1	2006	2005	2004	2003	2002

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.01	0.01	0.01	0.02

Distributions to shareholders from
Net investment income	(0.02)	(0.01)	(0.01)	(0.01)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.18%	0.98%	0.81%	1.25%	2.49%

Ratios and supplemental data
Net assets, end of period (millions)	$ 422	$ 492	$ 513	$ 561	$ 489
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.52%	0.52%	0.55%	0.56%	0.56%
Expenses excluding waivers/reimbursements and expense reductions	0.56%	0.56%	0.56%	0.56%	0.56%
Net investment income (loss)	2.12%	0.96%	0.80%	1.20%	2.46%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.4%
AIRPORT 2.6%
Chicago, IL O’Hare Intl. Arpt. RB, PFOTER, 3.10%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc. & Insd. by XL Capital, Ltd.)	$ 675,000	$675,000
Dallas-Fort Worth, TX Intl. Arpt. RB, Ser. 1019, 3.09%, VRDN, (Liq.: JPMorgan
Chase & Co. & Insd. by FGIC)	2,035,000	2,035,000
Denver, CO City and Cnty. Arpt. RB, Ser. 2004-104, 3.06%, VRDN, (LOC: BNP
Paribas SA & Insd. by MBIA)	5,530,000	5,530,000
Hillsborough Cnty., FL Aviation Auth. RB, Ser. 930, 3.06%, VRDN, (Liq.: JPMorgan
Chase & Co. & Insd. by AMBAC)	3,775,000	3,775,000
Houston, TX Arpt. Sys. RB, Floating Rate Trust Cert., Ser. 404, 3.09%, VRDN, (Liq.:
Morgan Stanley & Insd. by FGIC)	1,100,000	1,100,000
Kenton Cnty., KY Arpt. Board RB, Ser. F-2, 3.14%, VRDN, (LOC: Bank of America
Corp. & Insd. by MBIA)	2,910,000	2,910,000
Metropolitan Washington, DC Arpt. Auth. RB, 3.25%, 10/13/2006, (LOC: Bank of
America)	15,300,000	15,300,000
Metropolitan Washington, DC Arpt. MSTR, 3.27%, VRDN, (SPA: Societe Generale)	9,705,000	9,705,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj.:
Ser. A, 3.23%, VRDN, (Gtd. by Boeing Co.)	3,300,000	3,300,000
Ser. B, 3.23%, VRDN, (Gtd. by Boeing Co.)	1,200,000	1,200,000
Minneapolis & St. Paul, MN Metro. Arpt. RB, Ser. 928, 3.09%, VRDN, (Liq.:
JPMorgan Chase & Co. & Insd. by AMBAC)	3,990,000	3,990,000
Philadelphia, PA Arpt. MSTR, 3.10%, VRDN, (SPA: Societe Generale & Insd. by
FGIC)	3,400,000	3,400,000
Philadelphia, PA Arpt. RB, Ser. B, 2.98%, VRDN, (Liq.: JPMorgan Chase & Co. &
Insd. by AMBAC)	9,000,000	9,000,000

		61,920,000

EDUCATION 6.4%
ABN AMRO Munitops Cert. Trust RB, Ser. 2004-10, 3.05%, VRDN, (Insd. by FSA)	1,000,000	1,000,000
Adams Cnty., CO MTC, Sch. Dist. 12, Ser. 9008, 2.99%, VRDN, (Liq.: Bear Stearns
Cos. & Insd. by MBIA) 144A	10,010,000	10,010,000
Alamo Heights, TX Independent Sch. Dist. GO, Ser. 980, 3.06%, VRDN, (Liq.:
JPMorgan Chase & Co.)	9,100,000	9,100,000
Arlington, TX Independent Sch. Dist. RB, Ser. 347, 3.07%, VRDN, (Liq.: Morgan
Stanley)	2,245,000	2,245,000
Carrollton, GA Payroll Dev. Auth. RB, Oak Mountain Academy, 3.28%, VRDN, (Gtd.
by Columbus B&T Co.)	1,930,000	1,930,000
Chilton, WI Sch. Dist. GO, ROC, 3.06%, VRDN, (Liq.: Citigroup Global Markets)	5,390,000	5,390,000
Clark Cnty., NV MTC, Sch. Dist. Bldg., Ser. D, 3.08%, VRDN, (Insd. by MBIA)	5,910,000	5,910,000
Colorado Edl. & Cultural Facs. Auth. RB:
Concordia Univ. of Irvine Proj., 2.89%, VRDN, (LOC: U.S. Bank)	3,000,000	3,000,000
Vail Mountain Sch. Proj., 3.10%, VRDN, (LOC: KeyCorp)	4,000,000	4,000,000
De Soto, TX Independent Sch. Dist. GO, PFOTER, 3.10%, VRDN, (Liq.: Merrill Lynch
& Co., Inc.)	855,000	855,000
Franklin Cnty., TN Hlth. & Ed. Facs. Board RB, St. Andrews Sewanee Sch. Proj.,
3.07%, VRDN, (LOC: AmSouth Bancorp)	1,685,000	1,685,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Lancaster, PA IDA RB, Student Lodging, Ser. A, 3.12%, VRDN, (LOC: Fulton Finl.
Corp.)	$ 3,610,000	$3,610,000
Los Angeles, CA Unified Sch. Dist. MSTR, 3.00%, VRDN, (Liq.: Societe Generale)	16,075,000	16,075,000
Louisiana Local Govt. Env. Facs. & CDA RB, Univ. of Louisiana at Monroe Facs.,
Ser. C, 3.04%, VRDN, (LOC: Regions Bank)	10,000,000	10,000,000
Lowndes Cnty., GA Dev. Auth. RB, Valwood Sch. Proj., 3.20%, VRDN, (LOC:
Columbus B&T Co.)	7,145,000	7,145,000
Madison & Macoupin Cnty., IL GO, Cmnty. College Dist. No. 536, Ser. 1026, 3.06%,
VRDN, (Liq.: JPMorgan Chase & Co. & Insd. by FSA)	5,350,000	5,350,000
Nebraska Elementary & Secondary Sch. Fin. Auth. Edl. Facs. RB, Lutheran Sch. Proj.,
2.89%, VRDN, (LOC: Fifth Third Bancorp)	5,160,000	5,160,000
Oak Ridge, TN IDRB, Oak Ridge Univ. Proj., 3.05%, VRDN, (SPA: Allied Irish
Banks plc)	3,800,000	3,800,000
Oklahoma City, OK IDA RB, Oklahoma Christian College, 3.30%, VRDN, (LOC: Bank
of America Corp.)	7,700,000	7,700,000
Palm Beach Cnty., FL RRB, Benjamin Private Sch. Proj, 3.02%, VRDN, (LOC: Bank of
America Corp.)	8,800,000	8,800,000
Philadelphia, PA Sch. Dist. RB, Ser. 345, 3.06%, VRDN, (Liq.: Morgan Stanley)	2,400,000	2,400,000
Private Colleges and Univ. Auth., Georgia RB, Mercer Univ. Proj., 3.12%, VRDN,
(LOC: Branch Banking & Trust)	11,795,000	11,795,000
St. Joseph Cnty., IN Edl. Facs. RB, Holy Cross College Proj., 3.10%, VRDN, (LOC:
KeyCorp)	6,600,000	6,600,000
Summit Cnty., OH RB, Western Academy Reserve, 3.00%, VRDN, (LOC: KeyCorp)	5,405,000	5,405,000
Washington Hsg. Fin. Commission RB, Gonzaga Preparatory Sch., 3.07%, VRDN,
(LOC: Bank of America Corp.)	2,400,000	2,400,000
Will Cnty., IL Cmnty. Sch. Dist. GO, PFOTER, 3.10%, VRDN, (Liq.: Merrill Lynch &
Co., Inc.)	675,000	675,000
Winnebago & Boone Cntys., IL Sch. Dist. TAN, 4.18%, 10/02/2006	5,250,000	5,270,483

		147,310,483

GENERAL OBLIGATION - LOCAL 7.4%
ABN AMRO Munitops Cert. Trust,
3.07%, VRDN, (SPA: ABN AMRO Bank & Insd. by MBIA)	9,495,000	9,495,000
3.12%, VRDN, (Insd. by FSA)	7,325,000	7,325,000
Chattanooga, TN GO, ROC, 3.06%, VRDN, (Liq.: Citigroup, Inc. & Insd. by MBIA)	4,905,000	4,905,000
Clipper Tax-Exempt Trust COP, 3.08%, VRDN, (SPA: State Street Corp.)	10,100,000	10,100,000
Cook Cnty., IL GO, Ser. 559, 3.06%, VRDN, (Liq.: JPMorgan Chase & Co.)	2,000,000	2,000,000
District of Columbia GO, Ser. C, 2.96%, VRDN, (Insd. by FGIC)	9,445,000	9,445,000
Harrison Cnty., MS GO, Bond Program, 3.12%, VRDN, (Insd. by AMBAC)	38,000,000	38,000,000
Honolulu, HI City & Cnty. GO, PFOTER, 2.85%, 07/06/2006, (SPA: Merrill Lynch &
Co., Inc. & Insd. by MBIA)	4,995,000	4,995,000
Metropolitan Govt. Nashville & Davidson Cnty., TN GO, ROC, 3.06%, VRDN,
(Insd. by MBIA)	3,985,000	3,985,000
New York, NY GO, 3.09%, VRDN, (Liq.: Citigroup, Inc.)	70,000,000	70,000,000
Shelby Cnty., TN GO, Pub. Impt. Sch., Ser. B, 3.03%, VRDN, (SPA: Landesbank
Hessen-Thuringen)	10,000,000	10,000,000

		170,250,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE 4.5%
California GO, MSTR, 2.92%, VRDN, (SPA: JPMorgan Chase & Co. & Insd. by MBIA)	$900,000	$900,000
Connecticut GO, PFOTER, 3.04%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	1,600,000	1,600,000
Florida Board of Ed. GO, ROC, 3.06%, VRDN, (LOC: Citibank)	16,200,000	16,200,000
Florida Dept. of Trans. GO, ROC, 3.06%, VRDN, (Liq.: Citigroup, Inc.)	3,960,000	3,960,000
Texas GO TRAN, 4.50%, 08/31/2006	55,000,000	55,415,171
Texas GO, Ser. 1016, 3.06%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,325,000	3,325,000
Washington State GO:
Eagle Class A, 3.06%, VRDN, (Liq.: Citigroup, Inc. & Insd. by AMBAC)	20,000,000	20,000,000
ROC, 3.06%, VRDN, (Liq.: Citigroup, Inc. & Insd. by AMBAC)	2,265,000	2,265,000

		103,665,171

HOSPITAL 7.8%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, PFOTER, 3.10%, VRDN,
(SPA: Landesbank Hessen)	8,965,000	8,965,000
Birmingham, AL Spl. Care Facs. Fin. Auth. RB:
Eye Foundation Hosp., Ser. A, 3.02%, VRDN, (LOC: Columbus B&T Co.)	17,835,000	17,835,000
Methodist Home for the Aging, 3.29%, VRDN, (LOC: Colonial BancGroup, Inc.)	6,000,000	6,000,000
Columbus, GA Hosp. Auth. RB, St. Francis Hosp., 3.24%, VRDN, (Gtd. by Columbus
B&T Co.)	9,145,000	9,145,000
Eustis, FL Hlth. Facs. Auth. RB, Waterman Med. Ctr. Proj., 3.04%, VRDN, (LOC:
SunTrust Banks, Inc.)	1,097,000	1,097,000
Highlands Cnty., FL Hlth. Facs. Auth. RRB, Adventist Hlth. Sys. Proj., Ser. B, 3.03%,
VRDN, (LOC: SunTrust Banks, Inc.)	2,100,000	2,100,000
Houston Cnty., AL Hlth. Care Facs. RB, PFOTER, 3.35%, VRDN, (Liq.: Merrill
Lynch & Co., Inc.)	7,195,000	7,195,000
Indianapolis, IN Hlth. Facs. Fin. Auth. RB, Ascension Hlth. Credit Group, Ser. A,
2.50%, 03/01/2006, (Gtd. by Ascension Hlth. Credit Group)	10,000,000	9,990,576
Kentucky EDA Hosp. RB, St. Luke’s Hosp., PFOTER, 3.11%, VRDN, (Liq.: Merrill Lynch
& Co., Inc.)	520,000	520,000
Langhorne Manor Borough, PA Higher Ed. & Hlth. Auth. Retirement Cmnty. RRB,
Wesley Enhanced Living, Ser. B, 2.93%, VRDN, (LOC: Citizens Bank)	1,000,000	1,000,000
Lawrence Cnty., PA IDA RB, Villa Maria Proj., Ser. A, 3.05%, VRDN, (SPA: Allied Irish
Banks plc)	5,321,000	5,321,000
Leesburg, FL Hosp. RB, The Villages Regl. Hosp. Proj., 3.13%, VRDN, (SPA: Bank of
Nova Scotia & Insd. by Radian Asset Assurance, Inc.)	12,000,000	12,000,000
Lima, OH Hosp. RB, Lima Mem. Hosp. Proj., 3.10%, VRDN, (LOC: Bank One)	1,210,000	1,210,000
Louisiana Pub. Facs. Auth. RB:
Blood Ctr. Proj., 3.06%, VRDN, (LOC: Union Planters Bank)	3,775,000	3,775,000
Cenikor Foundation Proj., 3.09%, VRDN, (LOC: Union Planters Bank)	3,070,000	3,070,000
Lowndes Cnty., GA Residential Care Facs. for the Elderly RB, South Georgia Hlth.
Alliance Proj., 3.02%, VRDN, (LOC: Bank of America Corp.)	1,211,000	1,211,000
Miami, FL Hlth. Facs. Auth. PFOTER, Mercy Hosp. Proj., 3.11%, VRDN, (LOC:
WestLB AG)	2,000,000	2,000,000
Miami-Dade Cnty., FL HFA RB, Ward Towers Assisted Living, 3.07%, VRDN, (LOC:
Bank of America Corp.)	1,600,000	1,600,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Michigan Hosp. Fin. Auth. RB, Holland Cmnty. Hosp., Ser. B, 3.04%, VRDN, (LOC:
Bank One)	$ 5,000,000	$5,000,000
Mobile, AL Second Med. Clinic RB, Bridge, Inc. Proj., 3.22%, VRDN, (LOC: Regions
Bank)	1,265,000	1,265,000
Montgomery Cnty., OH Hlth. Care RB, Windows Home Proj., 3.10%, VRDN, (LOC:
KeyCorp)	3,290,000	3,290,000
New Hampshire Higher Ed. & Hlth. Facs. RB, Ser. 2003-866, 3.05%, VRDN, (Liq.:
Morgan Stanley)	10,370,000	10,370,000
Rhode Island Hlth. & Ed. Bldg. Corp. MTC, Lifespan Proj.:
Ser. 1999-69A, Class A, 3.15%, VRDN, (Liq.: Bear Stearns Cos.) 144A	29,240,000	29,240,000
Ser. 1999-69B, Class B, 3.15%, VRDN, (Liq.: Bear Stearns Cos.) 144A	29,225,000	29,225,000
Salt Lake City, UT Hosp. MTC, Ser. 1999-69B, 3.15%, VRDN, (Liq.: Bear Stearns Cos.)	2,855,000	2,855,000
South Central, PA Gen. Auth. RB, York Cnty. Cerebral Palsy Proj., 3.12%, VRDN,
(LOC: Fulton Finl. Corp.)	1,645,000	1,645,000
Steuben Cnty., NY IDA RB:
Civic Facs. Corning Hosp. Ctr. Proj., 3.00%, VRDN, (LOC: M&T Bank Corp.)	1,610,000	1,610,000
Civic Facs. Guthrie Corning Dev. Proj., 3.00%, VRDN, (LOC: M&T Bank Corp.)	2,645,000	2,645,000

		181,179,576

HOUSING 32.2%
ABN AMRO Munitops Cert. Trust RB:
Ser. 2002-1, 3.18%, VRDN, (LOC: LaSalle Bank, NA) 144A	3,080,000	3,080,000
Ser. 2005-68, 3.10%, VRDN, (SPA: ABN AMRO Bank & Insd. by FGIC) 144A	17,085,000	17,085,000
Alaska Hsg. Fin. Corp. RB, Ser. 1020, 3.09%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,785,000	5,785,000
Arlington Heights, IL MHRB, Dunton Tower Apts. Proj., 3.05%, VRDN, (LOC:
Marshall & Ilsley Corp.)	9,870,000	9,870,000
Atlanta, GA Urban Residential Fin. Auth. RB, Buckhead Crossing, 3.12%, VRDN,
(LOC: Columbus B&T Co.)	16,000,000	16,000,000
Brevard Cnty., FL HFA MHRB, PFOTER, 3.10%, 09/28/2006, (Insd. by FHLMC)	8,000,000	8,000,000
California Statewide CDA MHRB, 3.08%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	8,535,000	8,535,000
Charter Mac Equity Issuer Trust, PFOTER, 3.13%, VRDN, (Liq.: Merrill Lynch & Co.,
Inc.)	30,960,000	30,960,000
Chattanooga, TN Hlth., Edl. & Hsg. Facs. RB, Alexian Court Proj., 3.25%, VRDN,
(LOC: First Tennessee Bank)	1,400,000	1,400,000
Chicago, IL Hsg. Auth. Capital RB, PFOTER, Ser. 576, 3.07%, VRDN, (Liq.: Morgan
Stanley)	4,500,000	4,500,000
Class B Revenue Bond Cert. Trust, Ser. 2001-2, 3.72%, VRDN, (Liq.: American
Intl. Group, Inc.)	16,300,000	16,300,000
Clipper Tax-Exempt Cert. Trust COP:
Ser. 1999-2, 3.22%, VRDN, (SPA: State Street Corp.)	6,170,884	6,170,884
Ser. 1999-3, 3.22%, VRDN, (Liq.: State Street Corp. & Insd. by GNMA)	13,727,000	13,727,000
Ser. 1999-9, 3.14%, VRDN, (LOC: State Street Corp.)	5,470,000	5,470,000
Ser. 2000-1, 3.14%, VRDN, (SPA: State Street Corp.)	40,000	40,000
Ser. 2002-9, 3.22%, VRDN, (Liq.: State Street Corp. & Insd. by FNMA)	26,824,000	26,824,000
Ser. 2004-10, 3.22%, VRDN, (Liq.: State Street Corp. & Insd. by GNMA &
FNMA)	8,872,000	8,872,000
Ser. 2005-14, 3.22%, VRDN, (SPA: State Street Corp. & Insd. by GNMA)	4,591,000	4,591,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Collin Cnty., TX Hsg. Fin. Corp. RB, Hsg. Huntington Apts. Proj., 3.12%, VRDN,
(Insd. by FHLMC)	$ 6,155,000	$6,155,000
Columbus, GA MHRB, Quail Ridge Proj., 3.11%, VRDN, (LOC: Columbus B&T Co.)	4,450,000	4,450,000
De Kalb Cnty., GA Hsg. Auth. MHRB:
3.15%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	18,000,000	18,000,000
Post Walk Proj., 3.01%, VRDN, (Liq.: FNMA)	14,800,000	14,800,000
Denton Cnty., TX Hsg. Fin. Corp. RB, 3.15%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	12,195,000	12,195,000
Denver, CO City & Cnty. MHRRB, Regency Park Proj., Ser. B, 3.15%, VRDN, (LOC:
Commerzbank AG)	8,300,000	8,300,000
District of Columbia HFA COP, Tyler House Trust, Ser. 1995-A, 3.17%, VRDN, (SPA:
Landesbank Hessen-Thüringen Girozentrale)	7,200,000	7,200,000
District of Columbia HFA MHRB, Fort Lincoln Garden Proj., Ser. A, 3.18%, VRDN,
(LOC: Crestar Bank)	2,725,000	2,725,000
Escambia Cnty., FL HFA RB, Macon Trust 2002, Ser. B, 2.95%, 04/06/2006, (LOC:
Bank of America Corp. & Insd. by GNMA)	5,075,000	5,075,000
FHLMC MHRB, Ser. M001, Class A, 3.12%, VRDN, (Insd. by FHLMC)	11,838,846	11,838,846
Greystone Tax-Exempt COP, Cert. of Beneficial Ownership, Ser. 2002-1, 3.27%,
VRDN, (LOC: Bank of America Corp.)	5,860,000	5,860,000
Hamilton Cnty., OH MHRB:
Forest Ridge Apt. Proj., 3.47%, VRDN, (Liq.: American Intl. Group, Inc.)	10,805,000	10,805,000
Pleasant Run Apt. Proj., 3.47%, VRDN, (Liq.: American Intl. Group, Inc.)	4,265,000	4,265,000
Indianapolis, IN MHRB, Canal Square Proj., Ser. A, 3.07%, VRDN, (Insd. by FHLMC)	11,905,000	11,905,000
Kansas Dev. Fin. Auth. MHRB, Trails Garden City Proj., 3.62%, VRDN, (Liq.: American
Intl. Group, Inc.)	8,145,000	8,145,000
King Cnty., WA Hsg. Auth. RB, Auburn Courts Apts. Proj., 3.08%, VRDN, (LOC: U.S.
Bancorp)	8,075,000	8,075,000
Macon Trust Pooled Cert.:
Ser. 1997, 3.22%, VRDN, (LOC: Bank of America Corp. & Insd. by FSA)	3,765,000	3,765,000
Ser. 1998A, 3.17%, VRDN, (LOC: Bank of America Corp. & Insd. by AMBAC)	2,171,000	2,171,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., 2.98%, VRDN,
(LOC: SunTrust Banks, Inc.)	273,000	273,000
Massachusetts Dev. Fin. Agcy. RB:
Georgetown Vlg. Apts., Ser. A, 3.10%, VRDN, (Liq.: FNMA)	3,800,000	3,800,000
PFOTER, 3.13%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	10,000,000	10,000,000
Metropolitan Govt. Nashville & Davidson Cnty., TN Hsg. Facs. MHRB, Meadow
Creek Apts. Proj., 3.25%, VRDN, (LOC: First Tennessee Bank)	5,000,000	5,000,000
Metropolitan Govt. Nashville & Davidson Cnty., TN RRB, Hickory Trace Apts. Proj.,
3.12%, VRDN, (Liq.: FHLMC)	4,750,000	4,750,000
Minneapolis, MN MHRB, Stone Arch Apts., 3.09%, VRDN, (Insd. by FHLB)	3,600,000	3,600,000
Montgomery Cnty., MD Hsg. Opportunities Cmnty. MHRB, 3.12%, VRDN, (SPA:
Danske Bank)	20,000,000	20,000,000
MuniMae Trust COP, Ser. 2002-1M, 3.06%, VRDN, (SPA: Bayerische Landesbanken
& Insd. by MBIA)	11,590,000	11,590,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Nebraska Investment Fin. Auth. MHRB:
Apple Creek Associates Proj., 3.23%, VRDN, (LOC: Northern Trust Corp.)	$ 4,310,000	$4,310,000
Bridgeport Apts. Proj., 3.47%, VRDN, (Liq.: American Intl. Group, Inc.)	8,615,000	8,615,000
Housing Amberwood Apts. Proj., 3.12%, VRDN, (LOC: Bank of America Corp.)	3,500,000	3,500,000
New Mexico Mtge. Fin. Auth. SFHRB, 4.39%, VRDN, (Insd. by Trinity Plus
Funding Co.)	4,236,872	4,236,872
New Orleans, LA Fin. Auth. SFHRB:
Ser. 1137, 3.17%, VRDN, (Liq.: Morgan Stanley)	22,785,000	22,785,000
Ser. 1185, 3.15%, VRDN, (Liq.: Morgan Stanley & Insd. by XL Capital, Ltd.)	7,000,000	7,000,000
New York, NY Dorm. Auth. RB, PFOTER, 2.85%, 06/22/2006, (SPA: Merrill Lynch &
Co., Inc. & Insd. by AMBAC)	6,140,000	6,140,000
Oakland, CA MHRB PFOTER, 3.45%, 11/09/2006, (LOC: Lloyds TSB Group plc)	25,000,000	25,000,000
Ogden City, UT Hsg. Auth. MHRB, Madison Manor Browning Apts. Proj., 3.10%,
VRDN, (LOC: KeyCorp)	1,260,000	1,260,000
Olathe, KS MHRB, Jefferson Place Apts. Proj., Ser. B, 3.39%, VRDN, (Insd. by
FHLMC)	2,485,000	2,485,000
PFOTER:
Class A:
3.12%, VRDN, (Insd. by FHLMC)	17,315,000	17,315,000
3.17%, VRDN, (SPA: WestLB AG)	30,300,000	30,300,000
Class B:
2.40%, 02/02/2006, (Insd. by FHLMC)	11,540,000	11,540,000
2.85%, 07/06/2006, (LOC: Lloyds TSB Group plc)	51,095,000	51,095,000
Class C, 2.65%, 03/09/2006, (Liq.: Merrill Lynch & Co., Inc.)	3,635,000	3,635,000
Class D:
3.10%, 09/28/2006, (Liq.: Merrill Lynch & Co., Inc.)	22,590,000	22,590,000
3.12%, VRDN, (Insd. by FHLMC)	20,185,000	20,185,000
Class F, 3.12%, VRDN, (Insd. by FHLMC)	24,030,000	24,030,000
Class G, 2.65%, 03/09/2006, (Liq.: Merrill Lynch & Co., Inc.)	21,845,000	21,845,000
Class I, 2.65%, 03/09/2006, (Liq.: Merrill Lynch & Co., Inc.)	685,000	685,000
Pinellas Cnty., FL HFA PFOTER, 3.11%, VRDN, (SPA: Landesbank Hessen-Thüringen
Girozentrale)	490,000	490,000
Roaring Fork Muni. Products, LLC RB, Ser. 2001-14, Class A, 3.17%, VRDN, (LOC:
Bank of New York Co.)	7,380,000	7,380,000
South Dakota Hsg. Auth. SFHRB, Homeownership Mtge., Ser. H, 4.50%, 12/15/06	12,550,000	12,661,289
Texas Dept. of Hsg. & Cmnty. Affairs MHRB, PFOTER, 3.15%, VRDN, (SPA: Merrill
Lynch & Co., Inc.)	5,490,000	5,490,000
Washington MHRB:
Eaglepointe Apts., Ser. A, 3.47%, VRDN, (Liq.: American Intl. Group, Inc.)	4,840,000	4,840,000
Winterhill Apts., Ser. A, 3.47%, VRDN, (Liq.: American Intl. Group, Inc.)	6,525,000	6,525,000
Waukesha, WI HFA RB, Park Place Apts. Proj., 3.12%, VRDN, (LOC: Marshall &
Isley Bank)	5,850,000	5,850,000
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership SFHRB, Ser. A, 2.99%, VRDN,
(SPA: WestLB AG)	18,000,000	18,000,000

		741,740,891

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 13.2%
Alachua Cnty., FL IDRB, Florida Rock Proj., 3.07%, VRDN, (LOC: Bank of America
Corp.)	$ 3,000,000	$3,000,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 3.05%, VRDN,
(LOC: PNC Finl. Svcs. Group, Inc.)	1,883,000	1,883,000
Allendale Cnty., SC IDRB, King Seeley Thermos Proj., 3.07%, VRDN, (SPA: Royal
Bank of Scotland)	9,250,000	9,250,000
Belgium, WI IDRB, Trimen Inds. Proj., 3.27%, VRDN, (LOC: Associated Banc-Corp.)	1,205,000	1,205,000
Boone Cnty., KY Indl. Bldg. RB, Lyons Magnus East Proj., Ser. A, 3.09%, VRDN,
(LOC: Bank of America Corp.)	1,120,000	1,120,000
Botetourt Cnty., VA IDRB, Altec Inds. Proj., 3.17%, VRDN, (LOC: AmSouth Bancorp)	2,700,000	2,700,000
Bristol, TN IDRB, Robinette Co. Proj., 3.29%, VRDN, (LOC: AmSouth Bancorp)	300,000	300,000
Butler, WI IDRB, Western States Envelope Co. Proj., 3.05%, VRDN, (LOC: Marshall
& Ilsley Corp.)	1,585,000	1,585,000
California EDA RB, Killion Inds. Proj., 3.28%, VRDN, (LOC: Union Bank of
California)	2,820,000	2,820,000
Chesterfield Cnty., VA IDA RB, Allied Signal, Inc., 3.37%, VRDN, (Gtd. by Honeywell
Intl., Inc.)	3,000,000	3,000,000
Clayton Cnty., GA IDA RB, Anasteel Supply Co. Proj., 3.13%, VRDN, (LOC: Branch
Banking & Trust)	3,000,000	3,000,000
Cobb Cnty., GA IDRB, Standex Intl. Corp. Proj., 3.09%, VRDN, (LOC: Bank of
America Corp.)	3,300,000	3,300,000
Colorado EDRB, Super Vacuum Manufacturing Co. Proj., Class A, 3.22%, VRDN,
(LOC: Wells Fargo & Co.)	1,925,000	1,925,000
Colorado HFA IDRB, Worldwest, LLP Proj., 3.20%, VRDN, (LOC: Firstar Bank)	2,500,000	2,500,000
Cumberland Cnty., TN IDRB, Delbar Products, Inc. Proj., 3.17%, VRDN, (LOC: PNC
Finl. Svcs. Group, Inc.)	3,550,000	3,550,000
Dallas, TX Indl. Dev. Corp. RB, Crane Plumbing Proj., 2.90%, VRDN, (LOC: LaSalle
Bank)	4,150,000	4,150,000
Demopolis, AL IDRB, Delaware Mesa Farms Proj., 3.12%, VRDN, (LOC: Wells
Fargo & Co.)	5,600,000	5,600,000
Devils Lake, ND IDRB, Noodles by Leonardo, 3.39%, VRDN, (LOC: U.S. Bancorp)	7,000,000	7,000,000
Dodge City, KS IDRB, Farmland Natl. Beef Proj., 3.27%, VRDN, (LOC: U.S.
Bancorp)	1,000,000	1,000,000
Dooly Cnty., GA IDA RB, Flint River Svcs. Proj., 3.34%, VRDN, (LOC: Columbus
B&T Co.)	7,930,000	7,930,000
Douglas Cnty., NE IDRB, James Skinner Co. Proj., 3.24%, VRDN, (LOC: U.S. Bancorp)	2,045,000	2,045,000
Elkhart Cnty., IN EDRB:
Adorn, Inc. Proj., 3.19%, VRDN, (LOC: Harris Trust & Savings Bank)	2,195,000	2,195,000
Four Season Hsg., Inc. Proj., 3.10%, VRDN, (LOC: KeyCorp)	2,000,000	2,000,000
Eutaw, AL IDRB, South Fresh Aquaculture Proj., 3.23%, VRDN, (LOC: AmSouth
Bancorp)	4,770,000	4,770,000
Franklin Cnty., IN EDRB, J&J Packaging Co. Proj., 3.17%, VRDN, (LOC: Fifth Third
Bancorp)	1,230,000	1,230,000
Greenwood, IN EDA RB, Hutchinson Hayes Proj., 3.20%, VRDN, (LOC: Natl. City
Corp.)	1,180,000	1,180,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Gwinnett Cnty., GA IDRB, Price Co., Inc. Proj., 3.13%, VRDN, (LOC: Bank of America
Corp.)	$ 1,200,000	$1,200,000
Hackleberg, AL IDRB, River Birch Homes Proj., 3.32%, VRDN, (LOC: AmSouth
Bancorp)	820,000	820,000
Haleyville, AL IDRB:
Charming Castle, LLC Proj., 3.32%, VRDN, (SPA: Canadian Imperial Bank)	538,000	538,000
Door Components, LLC Proj., 3.32%, VRDN, (SPA: Canadian Imperial Bank)	1,635,000	1,635,000
Hamilton, AL IDRB, Quality Hsg. Proj., 3.42%, VRDN, (SPA: Canadian Imperial Bank)	910,000	910,000
Hillsboro, TX Indl. Dev. Corp. IDRB, Lamraft, LP Proj., 3.32%, VRDN, (LOC: First
Comml. Bank)	1,129,000	1,129,000
Howard Cnty., MD EDRB, Concrete Pipe & Products Proj., 3.18%, VRDN, (LOC:
Crestar Bank)	1,060,000	1,060,000
Hull, WI IDRB, Welcome Dairy, Inc. Proj., 3.27%, VRDN, (LOC: Associated
Banc-Corp.)	1,615,000	1,615,000
Huntsville, AL IDRB:
Brown Precision, Inc. Proj., 3.12%, VRDN, (LOC: First Comml. Bank)	2,945,000	2,945,000
Wright-K Technology, Inc. Proj., 3.25%, VRDN, (LOC: Natl. City Corp.)	1,380,000	1,380,000
Illinois Dev. Fin. Auth. IDRB, Cook Composites & Polymers Proj., 3.37%, VRDN,
(LOC: BNP Paribas SA)	1,495,000	1,495,000
Illinois Dev. Fin. Auth. PCRB, 3.03%, VRDN, (LOC: Rabobank Neder)	6,300,000	6,300,000
Indiana Dev. Fin. Auth. IDRB, Goodwill Inds. Central Proj., 3.10%, VRDN,
(LOC: Bank One)	1,770,000	1,770,000
Iowa Fin. Auth. IDRB, Interwest Proj., 3.47%, VRDN, (SPA: Bay Hypo-Und
Vereinsbank AG)	3,680,000	3,680,000
Jackson, TN IDRB, Gen. Cable Corp. Proj., 3.12%, VRDN, (LOC: JPMorgan Chase
& Co.)	9,000,000	9,000,000
Jasper Cnty., MO IDA RB, Leggett & Platt, Inc., 3.13%, VRDN, (LOC: JPMorgan
Chase & Co.)	2,300,000	2,300,000
Juab Cnty., UT IDRB, Intermountain Farmers Assn. Proj., 3.47%, VRDN, (SPA: Bay
Hypo-Und Vereinsbank AG)	2,200,000	2,200,000
Kansas City, MO Land Clearance RB, Landmark Bank Proj., 3.26%, VRDN, (LOC: U.S.
Bancorp)	795,000	795,000
Loudoun Cnty., VA IDA RB, Electronic Instrumentation, 3.07%, VRDN, (LOC: Bank
of America Corp.)	1,715,000	1,715,000
Manitowoc Cnty., WI RB, Lake Michigan Private Inds. Proj., 3.19%, VRDN, (LOC: U.S.
Bancorp)	2,590,000	2,590,000
Mankato, MN IDRB, Katolight Proj., 3.24%, VRDN, (LOC: U.S. Bancorp)	2,050,000	2,050,000
Maricopa Cnty., AZ IDA RB, Young Elec. Sign Co. Proj., 3.17%, VRDN, (LOC:
KeyCorp)	2,885,000	2,885,000
Massachusetts IFA IDRB:
Portland Causeway Proj., 3.20%, VRDN, (LOC: Sovereign Bancorp, Inc.)	2,000,000	2,000,000
Portland Causeway Realty Trust Co., Ser. 1988, 3.20%, VRDN, (LOC: Sovereign
Bancorp, Inc.)	700,000	700,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Miami-Dade Cnty., FL IDA RB:
Cigarette Racing Team Proj., 3.03%, VRDN, (LOC: Bank of America Corp.)	$ 2,600,000	$2,600,000
Tarmac America Proj., 3.07%, VRDN, (LOC: Bank of America Corp.)	3,000,000	3,000,000
Michigan Jobs Dev. Auth. PCRB, Mazda Motor Manufacturing USA Corp., 5.55%,
VRDN, (SPA: Sumitomo Bank, Ltd.)	6,000,000	6,000,000
Michigan Strategic Fund, Ltd. Obl. RB:
Quantum Composites, Inc. Proj., 3.22%, VRDN, (LOC: Heller Finl., Inc.)	4,560,000	4,560,000
Wilden Adventures Proj., 3.19%, VRDN, (LOC: Comerica Bank)	3,930,000	3,930,000
Minnesota Agriculture & EDRB, Como Partnership Proj., Ser. 1996, 3.24%, VRDN,
(LOC: Firstbank Corp.)	1,560,000	1,560,000
Missouri Dev. Fin. Board IDRB, Cook Composite Co. Proj., Ser. 1994, 3.37%, VRDN,
(SPA: Societe Generale)	3,390,000	3,390,000
Mobile Cnty., AL IDRB, FGDI, LLC Proj., 3.47%, VRDN, (SPA: Bay Hypo-Und
Vereinsbank AG)	4,400,000	4,400,000
Montgomery Cnty., OH Port Auth. Facs. RB, Sherman Dixie Proj., 3.24%, VRDN,
(LOC: Amsouth Bank, NA)	3,500,000	3,500,000
Moorhead, MN Solid Waste Disposal RB, American Crystal Sugar, 3.27%, VRDN,
(LOC: Wells Fargo & Co.)	5,500,000	5,500,000
New Hampshire Business Fin. Auth. EDRB, 41 Northwestern, LLC Proj., 3.22%,
VRDN, (LOC: Bank of America Corp.)	2,100,000	2,100,000
New Lisbon, WI IDRB, Leer, LP Proj., 3.24%, VRDN, (LOC: U.S. Bancorp)	2,325,000	2,325,000
Newton, WI IDRB, Stecker Machine Co., Inc. Proj., 3.14%, VRDN, (LOC: U.S.
Bancorp)	2,700,000	2,700,000
Oklahoma Dev. Fin. Auth. RB, Indl. Dev. Tracker Marine Proj., 3.07%, VRDN, (LOC:
Bank of America Corp.)	2,250,000	2,250,000
Olathe, KS IDRB, Insulite Proj., 3.27%, VRDN, (LOC: U.S. Bancorp)	1,975,000	1,975,000
Onslow Cnty., NC Indl. Facs. PCRB, Mine Safety Appliances Co., 3.04%, VRDN,
(LOC: JPMorgan Chase & Co.)	4,000,000	4,000,000
Oregon EDRB, Beef Northwest Feeders, Inc., 3.27%, VRDN, (LOC: Bank of
America Corp.)	1,575,000	1,575,000
Osceola Vlg., WI IDRB, Johnson Family, LP, 3.09%, VRDN, (LOC: U.S. Bancorp)	2,240,000	2,240,000
Pilchuck, WA Dev. Pub. Corp. IDRB, Romac Inds., Inc., Ser. 1995, 3.23%, VRDN,
(LOC: Bank of California)	2,600,000	2,600,000
Pinal Cnty., AZ IDA RB, Solid Waste Disposal, Feenstra Investments, LLC Proj.,
3.27%, VRDN, (LOC: KeyCorp)	1,250,000	1,250,000
Plymouth, WI IDRB, Wisconsin Plastics Products, 3.27%, VRDN, (LOC: Associated
Banc-Corp.)	1,300,000	1,300,000
Portland, OR EDA RB, Broadway Proj., 3.05%, VRDN, (LOC: KeyCorp & Insd. by
AMBAC)	4,500,000	4,500,000
Rockwall, TX Indl. Dev. Corp. IDRB, Columbia Extrusion Corp., 3.20%, VRDN,
(LOC: U.S. Bancorp)	1,700,000	1,700,000
Savannah, GA EDRB, Georgia Kaolin, Inc., 3.07%, VRDN, (LOC: Bank of America
Corp.)	2,250,000	2,250,000
Sheboygan, WI IDRB, Alaark Manufacturing Corp. Proj., 3.27%, VRDN, (LOC:
Associated Banc-Corp.)	1,935,000	1,935,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Skokie, IL EDRB, Skokie Fashion Square Proj., 3.43%, VRDN, (LOC: LaSalle Bank)	$ 1,850,000	$1,850,000
South Carolina Jobs EDA RB:
Compact Air Products, LLC, 3.17%, VRDN, (LOC: KeyCorp)	2,795,000	2,795,000
Ortec, Inc. Proj., Ser. B, 3.12%, VRDN, (LOC: Bank of America Corp.)	2,400,000	2,400,000
Roller Bearing Co. Proj., Ser. 1994-A, 3.22%, VRDN, (Liq.: Heller Finl., Inc.)	7,700,000	7,700,000
South Central, PA Gen. Auth. RB, 3.07%, VRDN, (SPA: RBC Centura Bank & Insd.
by AMBAC)	7,000,000	7,000,000
South Dakota EDFA IDRB, Lomar Dev. Co. Proj., 3.24%, VRDN, (LOC: U.S. Bancorp)	2,100,000	2,100,000
Springfield, MO IDA RB, SLH Investments, LLC Proj., 3.34%, VRDN, (LOC: U.S.
Bancorp)	1,445,000	1,445,000
St. Charles Cnty., MO IDRB:
Craftsmen Inds. Proj., 3.33%, VRDN, (LOC: U.S. Bancorp)	5,460,000	5,460,000
Kuenz Heating & Sheet Metal, 3.34%, VRDN, (LOC: U.S. Bancorp)	2,295,000	2,295,000
Summit Cnty., UT IDRB, Hornes’ Kimball Proj., Ser. 1985, 3.55%, VRDN, (LOC: U.S.
Bancorp)	900,000	900,000
Sweetwater Cnty., WY Env. Impt. RB, Phosphates, Ltd. Co. Proj., 3.27%, VRDN, (SPA:
Rabobank Neder)	21,500,000	21,500,000
Trumann, AR IDRB, Roach Manufacturing Corp. Proj., 3.27%, VRDN, (LOC:
Regions Bank)	4,000,000	4,000,000
Tuscaloosa Cnty., AL IDRB, Nucor Corp. Proj., 3.03%, VRDN, (Gtd. by Nucor Corp.)	6,600,000	6,600,000
Twin Falls, ID IDRB, Longview Fibre Co. Proj., 3.05%, VRDN, (SPA: Sumitomo
Bank, Ltd.)	4,500,000	4,500,000
Vanderburgh Cnty., IN EDRB, Pyrotek, Inc. Proj., 3.17%, VRDN, (LOC: KeyCorp)	2,390,000	2,390,000
Volusia Cnty., FL IDA RB, Ideal Spot Properties Proj., Ser. A, 3.07%, VRDN, (LOC:
Bank of America Corp.)	2,700,000	2,700,000
Wabash, IN EDRB, Martin Yale Inds. Proj., 3.13%, VRDN, (LOC: Bank One)	2,700,000	2,700,000
Washington Fin. Auth. RB, Smith Brothers Farms, Inc., 3.27%, VRDN, (LOC: Bank of
America Corp.)	3,300,000	3,300,000
Washtenaw Cnty., MI Econ. Dev. Corp. IDRB, David & Lisa Frame, LLC, 3.17%, VRDN,
(LOC: KeyCorp)	1,405,000	1,405,000
West Virginia EDA IDRB, Coastal Lumber Products Proj.:
Ser. A, 3.28%, VRDN, (LOC: Crestar Bank)	1,945,000	1,945,000
Ser. B, 3.28%, VRDN, (LOC: Crestar Bank)	1,305,000	1,305,000
Wilson Cnty., TN IDRB, Knight Leasing Co. Proj., 3.29%, VRDN, (LOC: AmSouth
Bancorp)	8,000,000	8,000,000
Yakima Cnty., WA Pub. Corp. RB, Macro Plastics, Inc. Proj., 3.30%, VRDN, (LOC:
Bank of the West)	3,980,000	3,980,000

		304,360,000

LEASE 0.5%
ABN AMRO Chicago Corp. Leasetops Master Trust, Ser. 1997-1, 3.30%, VRDN,
(LOC: LaSalle Bank NA)	2,238,352	2,238,352
Goat Hill Properties, Washington Lease RB ROC, 3.06%, VRDN, (Insd. by MBIA)	1,335,000	1,335,000
MBIA Capital Corp. Grantor Trust Lease PFOTER, 3.12%, VRDN, (SPA: Landesbank
Hessen)	3,635,000	3,635,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 3.07%, VRDN, (Liq.: Morgan
Stanley)	$ 2,227,500	$2,227,500
Pitney Bowes Credit Corp. Leasetops RB, Ser. 2002-1, 3.22%, VRDN, (Gtd. by
Pitney Bowes Credit Corp. & Insd. by AMBAC)	2,604,153	2,604,153

		12,040,005

MANUFACTURING 0.8%
Mount Jackson, VA IDA RB, Bowman Apple Products Proj., 3.03%, VRDN, (LOC:
SunTrust Banks, Inc.)	3,600,000	3,600,000
Pinellas Cnty., FL IDA RB, Sure-Feed Engineering, Inc. Proj., 3.12%, VRDN, (LOC:
Bank of America Corp.)	2,500,000	2,500,000
San Marcos, TX Indl. Dev. Corp. RB, Butler Manufacturing Co. Proj., 3.22%, VRDN,
(LOC: Bank of America Corp.)	6,250,000	6,250,000
Sylacauga, AL IDRB, Harrells Fertilizer, Inc., 3.12%, VRDN, (LOC: Bank of America
Corp.)	3,200,000	3,200,000
Wisconsin Hsg. & EDRRB, Zero Zone, Inc. Proj., 3.03%, VRDN, (LOC: U.S. Bancorp)	3,420,000	3,420,000

		18,970,000

MISCELLANEOUS REVENUE 11.8%
Cassia Cnty., ID IDRB, Oak Valley Land Corp. Proj., 3.27%, VRDN, (LOC: Bank of
America Corp.)	3,500,000	3,500,000
Clipper Tax-Exempt Trust COP, Ser. 2005-25, 3.06%, VRDN, (LOC: State Street Corp.
& Insd. by AMBAC)	44,270,000	44,270,000
De Soto, TX IDA RRB, Solar Turbines Proj., 3.06%, VRDN, (Insd. by Merrill Lynch &
Co., Inc.)	7,050,000	7,050,000
Las Vegas, NV EDRB, Andre Agassi Foundation Proj., 3.03%, VRDN, (LOC: Bank of
New York)	15,705,000	15,705,000
Louisiana Local Govt. Env. Facs. CDA RB, Honeywell Intl., Inc. Proj., 3.22%, VRDN,
(Gtd. by Honeywell Intl., Inc.)	4,000,000	4,000,000
Magnolia, AR IDRB, American Fuel Cell Proj., 3.39%, VRDN, (SPA: Commerce de
France)	1,355,000	1,355,000
Metropolitan Govt. Nashville & Davidson Cnty., TN RB, Commerce Street Ventures,
Ser. 2002-A, 3.22%, VRDN, (LOC: AmSouth Bancorp)	3,685,000	3,685,000
Missouri, IL Bi-State Dev. Agcy. RB, Metro. Mass Trans. Proj., Ser. A, 3.00%, VRDN,
(LOC: JPMorgan Chase & Co.)	12,000,000	12,000,000
Municipal Securities Pool Trust Receipts, 3.17%, VRDN, (SPA: Societe Generale &
Insd. by MBIA)	51,780,000	51,780,000
Oklahoma Dev. Fin. Auth. RB, ConocoPhillips Proj., 3.45%, VRDN, (Gtd. by
ConocoPhillips)	6,000,000	6,000,000
Peoria Cnty., IL Sewage Facs. RB, Caterpillar, Inc. Proj., 3.14%, VRDN	4,300,000	4,300,000
PFOTER, Ser. A, 3.17%, VRDN, (SPA: Merrill Lynch & Co., Inc.)	1,590,000	1,590,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, Fina Oil & Chemical Co. Proj., 3.10%,
VRDN, (Gtd. by Motiva Enterprises, LLC)	10,635,000	10,635,000
Port Corpus Christi, TX Solid Waste Disposal RB, Flint Hills Resources, Ser. A:
3.28%, VRDN, (Gtd. by Flint Resources)	9,000,000	9,000,000
3.34%, VRDN, (Gtd. by Flint Resources)	25,000,000	25,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Puerto Rico Govt. Dev. Bank Credit Enhanced CR, 3.25%, 07/24/2006 144A	$ 26,000,000	$26,000,000
Stephans Cnty., GA IDRB, Caterpillar, Inc. Proj., 3.22%, VRDN, (Gtd. by Caterpillar,
Inc.)	1,000,000	1,000,000
Traill Cnty., ND Solid Waste Disposal RB, American Crystal Sugar:
Ser. A, 3.27%, VRDN, (LOC: Wells Fargo & Co.)	16,000,000	16,000,000
Ser. B, 3.27%, VRDN, (LOC: Wells Fargo & Co.)	1,000,000	1,000,000
Ser. C, 3.27%, VRDN, (LOC: Wells Fargo & Co.)	1,000,000	1,000,000
Valdez, AK Marine Terminal RB, Conoco Phillips Co. Proj., 3.03%, 05/01/2006	4,600,000	4,600,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 3.09%, VRDN,
(Gtd. by Dow Chemical Co.)	20,300,000	20,300,000
York Cnty., ME Fin. Auth. RB, Cmnty. Action Corp. Proj., 3.10%, VRDN, (LOC:
KeyCorp)	2,365,000	2,365,000

		272,135,000

PORT AUTHORITY 0.3%
Mississippi Dev. Bank Spl. Obl. RB, Harrison Cnty. Pub. Impt., 3.12%, VRDN, (LOC:
AmSouth Bancorp & Insd. by AMBAC)	6,990,000	6,990,000

PUBLIC FACILITIES 0.8%
Memphis, TN City Fin. Corp. RB, Memphis Redbirds Foundation, 3.15%, VRDN,
(LOC: First Tennessee Bank)	12,245,000	12,245,000
Puerto Rico Pub. Bldg. Auth. RB, 3.20%, VRDN, (Gtd. by Lloyds TSB Group plc)	6,250,000	6,250,000
San Diego, CA Pub. Facs. Fin. Auth. Lease RB, PFOTER, 3.07%, VRDN, (Liq.: Merrill
Lynch & Co., Inc. & Insd. by AMBAC)	670,000	670,000

		19,165,000

RESOURCE RECOVERY 1.2%
Broward Cnty., FL Resource Recovery RRB, Wheellabrator South-A, 5.00%,
12/01/2006	4,035,000	4,089,211
Montana Board Resource Recovery RB, Colstrip Energy, LP Proj., 2.45%,
02/23/2006, (LOC: Dexia SA)	6,685,000	6,685,000
Portage, IN EDRB, American Iron Oxide Co. Proj., Ser. B, 3.52%, VRDN, (LOC: Bank
One)	11,000,000	11,000,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj., 3.52%, VRDN, (SPA: Bank of
Tokyo-Mitsubishi, Ltd.)	5,000,000	5,000,000

		26,774,211

SPECIAL TAX 2.5%
ABN AMRO Munitops COP, Ser. 2002-24, 3.04%, VRDN, (LOC: ABN AMRO Bank)	1,300,000	1,300,000
Central Puget Sound, WA Regl. Transit Auth. RB, ROC, 3.06%, VRDN, (Insd. by
AMBAC)	18,565,000	18,565,000
Chicago, IL GO, Lakefront Millenium, Ser. 322, 3.07%, VRDN, (Liq.: Morgan Stanley)	2,225,000	2,225,000
Chicago, IL Tax Increment RRB, Stockyards Indl. Comml. Redevelopment Proj.:
Ser. A, 3.05%, VRDN, (LOC: Northern Trust Co.)	8,170,000	8,170,000
Ser. B, 3.05%, VRDN, (LOC: Northern Trust Co.)	10,400,000	10,400,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX continued
Collier Cnty., FL Gas Tax RB,
PFOTER, 3.05%, VRDN, (LOC: AMBAC & Liq.: Merrill Lynch & Co., Inc.)	$ 6,000,000	$6,000,000
Ser. 1241, 3.06%, VRDN, (LOC: AMBAC & Liq.: JPMorgan Chase & Co.)	7,560,000	7,560,000
Washington GO, Motor Vehicle Tax, Ser. 2002-B, 3.08%, VRDN, (LOC: Bank of New
York Co. & Insd. by FSA) 144A	2,760,000	2,760,000

		56,980,000

TOBACCO REVENUE 1.5%
Badger Tobacco Asset Security Corp. RB, PFOTER,
3.11%, VRDN, (LOC: Lloyds TSB Group plc)	3,715,000	3,715,000
3.14%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,220,000	4,220,000
New Jersey Tobacco Settlement Fin. Corp. RB, PFOTER, 3.10%, VRDN, (Liq.: Merrill
Lynch & Co., Inc.)	23,100,000	23,100,000
Tobacco Settlement Fin. Corp. of New York RB, PFOTER, 2.85%, VRDN, (SPA: Merrill
Lynch & Co., Inc. & Insd. by AMBAC)	3,700,000	3,700,000

		34,735,000

TRANSPORTATION 1.7%
Central Puget Sound Washington Regl. Transit Auth. RB, PFOTER, Ser. 360, 3.06%,
VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	910,000	910,000
E 470 Pub. Highway, Colorado Auth. RB, PFOTER, 3.10%, VRDN, (Liq.: Merrill Lynch
& Co., Inc.)	5,425,000	5,425,000
Metropolitan Trans. Auth. of New York RB, Sub-Ser. A-3, 2.97%, VRDN, (SPA: Depfa
Bank plc)	27,780,000	27,780,000
New Mexico Finl. Auth. Trans. RB, Ser. 435, 3.06%, VRDN, (Liq.: JPMorgan Chase &
Co. & Insd. by MBIA)	5,430,000	5,430,000

		39,545,000

UTILITY 2.6%
Carlton, WI PCRB, Wisconsin Power & Light Co. Proj., 3.12%, VRDN, (Gtd. by
Wisconsin Power & Light Co.)	8,300,000	8,300,000
Carroll Cnty., KY Solid Waste Disposal Facs. RB, Kentucky Util. Co. Proj., 3.07%,
VRDN, (Gtd. by Kentucky Util. Co.)	8,700,000	8,700,000
Coconino Cnty., AZ PCRB, Arizona Pub. Svc. Co. Proj., 3.27%, VRDN, (Gtd. by
Arizona Pub. Svc. Co.)	1,000,000	1,000,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.10%, VRDN, (Gtd. by
Delmarva Power & Light Co.)	5,550,000	5,550,000
Harris Cnty., TX Indl. Dev. Corp. RRB, Deer Park Refining, Ser. A, 3.01%, VRDN, (Gtd.
by Deer Park Refining)	15,000,000	15,000,000
Reedy Creek, FL Impt. Dist. Util. RB, Ser. 986, 3.06%, VRDN, (Liq.: Morgan Stanley)	700,000	700,000
Richmond, VA IDA RB, Cogentrix of Richmond Proj., Ser. A, 3.00%, VRDN, (LOC:
BNP Paribas SA)	5,700,000	5,700,000
Utah Intermountain Power Agcy. & Supply RB, Ser. E, 2.78%, 03/15/2006, (SPA:
Landesbank Hessen-Thüringen Girozentrale & Insd. by AMBAC)	14,100,000	14,100,000

		59,050,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 1.6%
ABN AMRO Munitops Cert. Trust RB, 3.07%, VRDN, (Insd. by FSA)	$ 9,995,000	$9,995,000
Bay Cnty., FL Water Sys. RB, PFOTER, Ser. PT-2776, 3.05%, VRDN, (Liq.: Merrill
Lynch & Co., Inc. & Insd. by AMBAC)	5,500,000	5,500,000
Colorado River, Texas Muni. Water Dist. RB, Republic Waste Svcs., Inc. Proj., 3.12%,
VRDN, (LOC: Bank of America Corp.)	4,000,000	4,000,000
Colorado Superior Metro. Dist. No. 1 RRB, Ser. A, 3.12%, VRDN, (SPA: BNP
Paribas SA)	2,870,000	2,870,000
Florida Util. Auth. RB, Ser. 327, 3.07%, VRDN, (Liq.: Morgan Stanley)	500,000	500,000
Gulf Coast, TX Waste Disposal Auth. RB, Republic Waste Svcs., Inc. Proj., 3.12%,
VRDN, (LOC: Bank of America Corp.)	3,500,000	3,500,000
Metropolitan Superior, Colorado Water Dist. 1 RB, 3.07%, VRDN, (SPA: BNP
Paribas SA)	2,000,000	2,000,000
Niceville, FL Water & Sewer RB, Ser. B, 3.04%, VRDN, (LOC: Columbus B&T Co. &
Insd. by AMBAC)	1,420,000	1,420,000
Olcese, CA Water Dist. COP, Rio Bravo Water Delivery Proj., Ser. A, 3.65%, VRDN,
(SPA: Sumitomo Mitsui Banking Corp.)	1,200,000	1,200,000
Raleigh, NC Comb Enterprise Sys. RB, ROC, 3.06%, VRDN, (LOC: Citibank)	4,995,000	4,995,000

		35,980,000

Total Investments (cost $2,292,790,337) 99.4%		2,292,790,337
Other Assets and Liabilities 0.6%		13,550,237

Net Assets 100.0%		$2,306,340,574

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2006.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2006

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	IDRB	Industrial Development Revenue Bond
CDA	Community Development Authority	IFA	Industrial Finance Agency
COP	Certificates of Participation	LOC	Letter of Credit
CR	Custodial Receipts	MBIA	Municipal Bond Investors Assurance Corp.
EDA	Economic Development Authority	MHRB	Multifamily Housing Revenue Bond
EDFA	Economic Development Finance Authority	MHRRB	Multifamily Housing Refunding Revenue Bond
EDRB	Economic Development Revenue Bond	MSTR	Municipal Securities Trust Receipt
EDRRB	Economic Development Refunding Revenue Bond	MTC	Municipal Trust Certificates
FGIC	Financial Guaranty Insurance Co.	PCRB	Pollution Control Revenue Bond
FHLB	Federal Home Loan Bank	PFOTER	Putable Floating Option Tax Exempt Receipts
FHLMC	Federal Home Loan Mortgage Corp.	RB	Revenue Bond
FNMA	Federal National Mortgage Association	ROC	Reset Option Certificate
FSA	Financial Security Assurance, Inc.	RRB	Refunding Revenue Bond
GNMA	Government National Mortgage Association	SFHRB	Single Family Housing Revenue Bond
GO	General Obligation	SPA	Securities Purchase Agreement
HFA	Housing Finance Authority	TAN	Tax Anticipation Note
IDA	Industrial Development Authority	TRAN	Tax Revenue Anticipation Note

The following table shows the percent of total investments by geographic location as of January 31, 2006:
Texas	8.5%	Michigan	0.9%
New York	5.1%	Maryland	0.9%
Florida	4.9%	Delaware	0.8%
Georgia	4.8%	Puerto Rico	0.8%
Illinois	3.6%	Oklahoma	0.7%
Tennessee	3.6%	Massachusetts	0.7%
Washington	3.4%	Hawaii	0.7%
Louisiana	3.1%	Minnesota	0.7%
New Jersey	2.9%	Virginia	0.7%
Wisconsin	2.9%	Kansas	0.6%
California	2.9%	Kentucky	0.6%
Alabama	2.8%	South Dakota	0.6%
Rhode Island	2.6%	New Hampshire	0.5%
Indiana	2.5%	Alaska	0.5%
Mississippi	2.0%	New Mexico	0.4%
Pennsylvania	2.0%	North Carolina	0.4%
Colorado	2.0%	Idaho	0.4%
Missouri	1.4%	Oregon	0.3%
District of Columbia	1.3%	Montana	0.3%
South Carolina	1.3%	Arkansas	0.2%
Ohio	1.2%	Arizona	0.2%
North Dakota	1.1%	Iowa	0.2%
Nebraska	1.0%	West Virginia	0.1%
Wyoming	0.9%	Maine	0.1%
Utah	0.9%	Connecticut	0.1%
Nevada	0.9%	Non-state specific	18.0%

			100.0%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2006

The following table shows the percent of total investments by credit quality as of January 31, 2006 (unaudited):
Tier 1	97.5%
Tier 2	2.3%
NR	0.2%

100.0%

The following table shows the percent of total investments by maturity as of January 31, 2006 (unaudited):
1 day	0.1%
2-7 days	85.3%
8-60 days	2.5%
61-120 days	0.7%
121-240 days	8.4%
241+ days	3.0%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2006

Assets
Investments at amortized cost	$2,292,790,337
Cash	1,898,005
Receivable for securities sold	1,452,813
Receivable for Fund shares sold	136,759
Interest receivable	11,187,338
Prepaid expenses and other assets	26,267

Total assets	2,307,491,519

Liabilities
Dividends payable	669,465
Payable for Fund shares redeemed	135,519
Advisory fee payable	24,085
Distribution Plan expenses payable	26,981
Due to other related parties	6,307
Accrued expenses and other liabilities	288,588

Total liabilities	1,150,945

Net assets	$2,306,340,574

Net assets represented by
Paid-in capital	$2,306,442,641
Overdistributed net investment income	(102,067)

Total net assets	$2,306,340,574

Net assets consists of
Class A	$481,634,757
Class S	314,647,602
Class S1	1,088,507,301
Class I	421,550,914

Total net assets	$2,306,340,574

Shares outstanding (unlimited number of shares authorized)
Class A	481,757,637
Class S	314,558,962
Class S1	1,088,663,614
Class I	421,530,057

Net asset value per share
Class A	$1.00
Class S	$1.00
Class S1	$1.00
Class I	$1.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended January 31, 2006

Investment income
Interest	$66,333,655

Expenses
Advisory fee	10,325,117
Distribution Plan expenses
Class A	1,901,410
Class S	2,055,148
Class S1	6,670,834
Administrative services fee	1,511,557
Transfer agent fees	1,033,917
Trustees’ fees and expenses	35,230
Printing and postage expenses	130,368
Custodian and accounting fees	756,756
Registration and filing fees	106,459
Professional fees	66,919
Other	73,568

Total expenses	24,667,283
Less: Expense reductions	(60,672)
Fee waivers and expense reimbursements	(1,006,983)

Net expenses	23,599,628

Net investment income	42,734,027

Net realized gains or losses on:
Securities	281,327
Credit default swap transactions	(11,500)

Net realized gains on investments	269,827

Net increase in net assets resulting from operations	$43,003,854

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2006		2005

Operations
Net investment income		$42,734,027		$15,635,084
Net realized gains on investments		269,827		57,193

Net increase in net assets resulting
from operations		43,003,854		15,692,277

Distributions to shareholders from
Net investment income
Class A		(11,399,034)		(5,478,348)
Class S		(5,347,087)		(1,375,127)
Class S1		(17,214,332)		(4,116,285)
Class I		(9,220,345)		(4,869,247)

Total distributions to shareholders		(43,180,798)		(15,839,007)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	3,021,007,675	3,021,007,675	3,546,559,440	3,546,559,440
Class S	1,132,445,681	1,132,445,681	390,196,929	390,196,929
Class S1	5,439,049,003	5,439,049,003	3,865,252,825	3,865,252,825
Class I	379,984,231	379,984,231	652,358,781	652,358,781

		9,972,486,590		8,454,367,975

Net asset value of shares issued in
reinvestment of distributions
Class A	10,003,479	10,003,479	4,939,115	4,939,115
Class S	1,588,125	1,588,125	0	0
Class S1	17,214,332	17,214,332	4,006,080	4,006,080
Class I	3,145,867	3,145,867	1,629,134	1,629,134

		31,951,803		10,574,329

Payment for shares redeemed
Class A	(3,312,308,002)	(3,312,308,002)	(3,746,049,226)	(3,746,049,226)
Class S	(1,138,016,390)	(1,138,016,390)	(534,077,306)	(534,077,306)
Class S1	(5,711,719,961)	(5,711,719,961)	(2,799,584,789)	(2,799,584,789)
Class I	(453,282,007)	(453,282,007)	(675,686,405)	(675,686,405)

		(10,615,326,360)		(7,755,397,726)

Net increase (decrease) in net assets
resulting from capital share
transactions		(610,887,967)		709,544,578

Total increase (decrease) in net assets		(611,064,911)		709,397,848
Net assets
Beginning of period		2,917,405,485		2,208,007,637

End of period		$2,306,340,574		$2,917,405,485

Undistributed (overdistributed) net
investment income		$(102,067)		$74,877

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Municipal Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S, Class S1 and Institutional (“Class I”) shares. Class A, Class S, Class S1 and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

NOTES TO FINANCIAL STATEMENTS continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to dividend redesignations. During the year ended January 31, 2006, the following amounts were reclassified:

Overdistributed net investment income	$ 269,827
Accumulated net realized gains on investments	(269,827)

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.44% and declining to 0.39% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2006, EIMC waived its advisory fee in the amount of $1,006,411 and reimbursed other expenses in the amount of $572.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for each of Class S and Class S1 shares.

5. SECURITIES TRANSACTIONS

On January 31, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2006, the components of distributable earnings on a tax basis consisted of overdistributed exempt-interest income in the amount of $102,067. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended January 31,

	2006	2005

Ordinary Income	$189,040	$24,127
Exempt-Interest Income	42,888,914	15,747,834
Long-term Capital Gain	102,844	67,046

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses

NOTES TO FINANCIAL STATEMENTS continued

incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended January 31, 2006, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional

NOTES TO FINANCIAL STATEMENTS continued

$3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Municipal Money Market Fund, a series of Evergreen Money Market Trust, as of January 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Municipal Money Market Fund, as of January 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
March 24, 2006

ADDITIONAL INFORMATION (unaudited) continued

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $102,844 for the fiscal year ended January 31, 2006.

For the fiscal year ended January 31, 2006, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax and state income tax is 99.32% .

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September 2005. At a meeting of the full Board of Trustees later in September 2005, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affil-iates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

The Board of Trustees also considered that certain of the money market funds managed by EIMC are offered in connection with cash sweep arrangements and similar services made available by affiliates of EIMC to their customers. The Trustees considered that EIMC and its affiliates benefit from the availability of those Evergreen funds and the distribution and shareholder services fees paid by those Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the

ADDITIONAL INFORMATION (unaudited) continued

reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have brought to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund performed in the second quintile over the recently completed one-year period and performed in the first quintile over recently completed three- and five-year periods.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was higher than most (though not all) of the fees paid by comparable funds, although the Trustees concluded

ADDITIONAL INFORMATION (unaudited) continued

that the fees were not unreasonable in light of the Fund’s investment performance and the services provided by EIMC and EIS.

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented a breakpoint in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoint as implemented appeared to be a reasonable step toward the realization of economies of scale by the funds.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

44

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $249 billion in assets as of December 31, 2005, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

565210 rv3 3/2006

Evergreen Investments™

MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

565210 rv3 3/2006

Evergreen New Jersey Municipal Money Market Fund

Evergreen

NEW JERSEY MUNICIPAL MONEY MARKET FUND

Annual Report
as of January 31, 2006

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
22	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
23	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen New Jersey Municipal Money Market Fund, which covers the twelve-month period ended January 31, 2006.

The U.S. financial markets had to navigate through some choppy seas during the past twelve months. Uncertainty was prevalent as questions surfaced about the sustainability of economic growth, tighter monetary policy, surging oil prices, moderating profit growth, and an increase in inflation. Geopolitical tensions continued and the Gulf region suffered enormous damage from the hurricanes. Not surprisingly, each of these events combined at various times during the year to increase market volatility. Throughout these turbulent times, the portfolio management teams of Evergreen’s money market funds employed a variety of strategies to manage portfolios in a rising yield environment and enhance portfolio returns, in both the taxable and tax-advantaged markets.

Over the course of the investment period, economic reports frequently delivered confusing signals. While growth was expected to moderate as the expansion matured, the economy showed surprising strength, particularly in the third quarter, as Gross Domestic Product (“GDP”) grew in excess of 4%, despite the hurricanes and the spike in inflation. The effects of higher energy prices and tighter monetary policy became evident in the last quarter of 2005 as initial readings for GDP growth barely exceeded 1%. The conflicting data was often subject to interpretation and the consequence for investors was a frequent bout of market volatility. While many debated whether or not

1

LETTER TO SHAREHOLDERS continued

the short-term volatility was an indication of pending weakness, Evergreen’s Investment Strategy Committee focused on the breadth of economic output, particularly personal consumption and capital investment. Though the rate of growth in each was moderating from unusually high levels, we believed it would lead to a more sustainable, and ultimately less inflationary, pace for the expansion. The fundamentals, though no longer great, were still pretty good in our view, and our portfolio teams based many of their investment decisions on these positive macro-economic trends.

Despite the mixed signals from the economy, the Federal Reserve (“Fed”) maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined in their efforts to prevent alarming increases in inflation, raising their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term market interest rates continued to decline and the extent of the yield curve’s flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

In this environment, the portfolio managers of Evergreen’s money market funds attempted to focus on the aforementioned market fundamentals, as well as the timing of Fed meetings. Each increase in the Fed’s target for its benchmark rate would result in a “resetting” of rates at the short end of the yield curve, enabling the teams to pursue higher income potential. In addition, many of our analysts and portfolio managers used a variety of short-term securities to capture yield, in

2

LETTER TO SHAREHOLDERS continued

order to provide our investors with the stability and liquidity necessary to balance exposure within their diversified long-term portfolios.

We continue to recommend that investors maintain their diversified strategies, including exposure to money market funds, within their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of January 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Diane C. Beaver
• Ladson Hart

PERFORMANCE AND RETURNS*

Portfolio inception date: 10/26/1998

	Class A	Class S	Class I
Class inception date	10/26/1998	6/30/2000	4/5/1999

Nasdaq symbol	ENJXX	N/A	EJMXX

Average annual return

1-year	1.83%	1.54%	2.13%

5-year	1.20%	0.90%	1.50%

Since portfolio inception	1.75%	1.52%	2.03%

7-day annualized yield	2.32%	2.01%	2.61%

30-day annualized yield	2.30%	1.99%	2.59%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes S and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes S and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of January 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2005	1/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,010.40	$ 4.51
Class S	$ 1,000.00	$ 1,008.88	$ 5.97
Class I	$ 1,000.00	$ 1,011.90	$ 2.99
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.72	$ 4.53
Class S	$ 1,000.00	$ 1,019.26	$ 6.01
Class I	$ 1,000.00	$ 1,022.23	$ 3.01

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.89% for Class A, 1.18% for Class S and 0.59% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2006	2005	2004	2003	2002

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.01	0.01	0.01	0.02

Distributions to shareholders from
Net investment income	(0.02)	(0.01)	(0.01)	(0.01)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.83%	0.65%	0.53%	0.90%	2.11%

Ratios and supplemental data
Net assets, end of period (millions)	$ 20	$ 23	$ 30	$ 42	$ 37
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.88%	0.89%	0.87%	0.86%	0.85%
Expenses excluding waivers/reimbursements and expense reductions	0.88%	0.90%	0.88%	0.86%	0.85%
Net investment income (loss)	1.78%	0.62%	0.49%	0.81%	2.01%

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S	2006	2005	2004	2003	2002

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0	0	0.01	0.02

Distributions to shareholders from
Net investment income	(0.02)	0[1]	0[1]	(0.01)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.54%	0.35%	0.24%	0.60%	1.81%

Ratios and supplemental data
Net assets, end of period (millions)	$ 162	$ 171	$ 66	$ 108	$ 136
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.17%	1.16%	1.16%	1.16%	1.15%
Expenses excluding waivers/reimbursements and expense reductions	1.18%	1.17%	1.18%	1.16%	1.15%
Net investment income (loss)	1.51%	0.48%	0.19%	0.51%	1.71%

1 Amount represents less than $0.005 per share.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I1	2006	2005	2004	2003	2002

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.01	0.01	0.01	0.02

Distributions to shareholders from
Net investment income	(0.02)	(0.01)	(0.01)	(0.01)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.13%	0.95%	0.83%	1.21%	2.42%

Ratios and supplemental data
Net assets, end of period (millions)	$ 10	$ 5	$ 22	$ 21	$ 6
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.58%	0.59%	0.57%	0.56%	0.55%
Expenses excluding waivers/reimbursements and expense reductions	0.58%	0.60%	0.58%	0.56%	0.55%
Net investment income (loss)	2.19%	0.89%	0.73%	1.04%	2.32%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.5%
CONTINUING CARE RETIREMENT COMMUNITY 3.0%
New Jersey EDA RRB, Crane’s Mill Proj., Ser. B, 3.03%, VRDN, (LOC: UniCredito
Italiano SpA & Insd. by Sovereign Bank)	$ 3,060,000	$3,060,000
New Jersey Hlth. Care Facs. Fin. Auth. RB, Wiley Mission Proj., 3.02%, VRDN,
(LOC: Commerce Bancorp, Inc.)	2,700,000	2,700,000

		5,760,000

EDUCATION 8.1%
California CDA RB, Biola Univ., Ser. B, 4.47%, VRDN, (SPA: BNP Paribas SA)	1,925,000	1,925,000
New Jersey EDA RB, Princeton Day Sch. Proj., 2.97%, VRDN, (LOC: Bank
of New York)	5,000,000	5,000,000
New Jersey Edl. Facs. Auth. RB, Princeton Univ. Proj., 3.05%, VRDN, (Gtd. by
Princeton Univ.)	2,650,000	2,650,000
New Jersey Edl. Facs. Auth. ROC, 3.07%, VRDN, (Liq.: Citigroup, Inc.)	5,920,000	5,920,000

		15,495,000

GENERAL OBLIGATION - LOCAL 5.5%
Camden., NJ BAN, 4.50%, 11/27/2006	8,314,285	8,385,381
Cumberland Cnty., NJ Impt. Auth. BAN, 3.85%, 12/12/2006	2,200,000	2,201,272

		10,586,653

GENERAL OBLIGATION - STATE 6.3%
New Jersey GO:
3.05%, VRDN, (Liq.: Dexia Credit Local & Insd. by FGIC)	5,900,000	5,900,000
Ser. 1995-D, 3.02%, VRDN, (LOC: Chase Manhattan Bank)	6,130,000	6,130,000

		12,030,000

HOSPITAL 12.9%
Camden Cnty., NJ Impt. Auth. Hlth. Care Redev. RB, The Cooper Hlth. Sys. Proj.,
Ser. B, 3.12%, VRDN, (LOC: Commerce Bancorp, Inc.)	13,000,000	13,000,000
New Jersey Hlth. Care Facs. Fin. Auth. RB:
PFOTER, 3.05%, VRDN, (SPA: Svenska Handelsbank & Insd. by AMBAC)	6,420,000	6,420,000
St. Mary’s Hosp. Ser. A4, 3.03%, VRDN, (LOC: Valley National Bancorp, Inc.)	2,600,000	2,600,000
New Jersey Hlth. Care Facs. RRB, Ser. 1163, 3.06%, VRDN, (Liq.: Morgan
Stanley & Insd. by Radian Group, Inc.)	2,840,000	2,840,000

		24,860,000

HOUSING 10.5%
Class B Revenue Bond Cert. Trust, Ser. 2001-1, 3.47%, VRDN, (Liq.: American
Intl. Group, Inc.)	2,600,000	2,600,000
Memphis, TN Hlth. Edl. & Hsg. Fac. MHRB, Aspenwood Square Apts. Proj.,
3.12%, VRDN, (Insd. by Columbus Bank & Trust Co.)	4,040,000	4,040,000
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRB, Ser. Q, 3.02%, VRDN, (LOC:
Dexia Credit Local)	5,000,000	5,000,000
New Mexico Fin. Auth. SFHRB, 4.39%, VRDN, (Insd. by Trinity Plus Funding Co.)	912,305	912,305
Newark, NJ Hsg. Auth. MHRB, 3.15%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,860,000	2,860,000
PFOTER:
Class F, 3.05%, VRDN, (LOC: Lloyds TSB Group plc)	3,000,000	3,000,000
Class I, 2.65%, 03/09/2006, (Liq.: Merrill Lynch & Co., Inc.)	1,815,000	1,815,000

		20,227,305

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 7.5%
Delaware EDA Solid Waste Disposal & Sewer Fac. RB, Ciba Specialty Chemical
Corp. Proj., Ser. A, 3.29%, VRDN, (Gtd. by Ciba Specialty Chemical Corp.)	$ 1,500,000	$1,500,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 3.57%, VRDN, (LOC: Dai-Ichi
Kangyo Bank, Ltd.)	1,355,000	1,355,000
Logan City, UT IDRB, Scientific Tech, Inc., 3.32%, VRDN, (LOC: Bank of the West)	1,700,000	1,700,000
New Jersey EDA RB:
East Meadow Corp. Proj., Ser. 1986-B, 4.20%, VRDN, (Gtd. by UFJ
Bank, Ltd.)	3,545,000	3,545,000
El Dorado Terminals Proj., Ser. B, 2.88%, VRDN, (LOC: SunTrust Banks, Inc.)	700,000	700,000
Hoben Investors Proj., 3.18%, VRDN, (LOC: Valley National Bancorp, Inc.)	1,645,000	1,645,000
New Jersey EDA RRB, Dieter Weissenrieder, Ser. A, 3.14%, VRDN,
(LOC: Washington Mutual, Inc.)	2,215,000	2,215,000
Plymouth, MN IDRB, Nu Aire, Inc. Proj., Ser. A, 3.24%, VRDN, (LOC: Wells
Fargo & Co.)	1,760,000	1,760,000

		14,420,000

MISCELLANEOUS REVENUE 14.7%
Clipper Tax-Exempt Trust COP, Ser. 2005-25, 3.06%, VRDN, (LOC: State Street
Corp. & Insd. by AMBAC)	3,852,000	3,852,000
New Jersey EDA RB:
3.05%, VRDN, (SPA: Merrill Lynch & Co., Inc.& Insd. by FSA)	3,500,000	3,500,000
Bayonne Impt. Proj.:
Ser. A, 2.88%, VRDN, (LOC: SunTrust Banks, Inc.)	1,325,000	1,325,000
Ser. B, 2.88%, VRDN, (LOC: SunTrust Banks, Inc.)	650,000	650,000
Ser. C, 2.88%, VRDN, (LOC: SunTrust Banks, Inc.)	6,230,000	6,230,000
New Jersey Env. Infrastructure RB, MSTR, 3.02%, VRDN, (Liq.: JPMorgan
Chase & Co.)	9,135,000	9,135,000
Pennsylvania EDFA RRB, Wastewater Treatment, Sunoco, Inc. Proj., 3.14%,
VRDN, (Gtd. by Sunoco, Inc.)	2,000,000	2,000,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj.:
Ser. 1995, 3.09%, VRDN, (Gtd. by Dow Chemical Co.)	400,000	400,000
Ser. A, 3.09%, VRDN, (Gtd. by Dow Chemical Co.)	1,150,000	1,150,000

		28,242,000

SALES TAX 0.9%
Garden State Preservation Trust RB, Open Space & Farmland Proj., Ser. RR,
3.05%, VRDN, (Liq.: Goldman Sachs Group, Inc. & Insd. by FSA)	1,700,000	1,700,000

SPECIAL TAX 10.1%
Denver, CO Urban Renewal Auth. Tax Increment RRB, Ser. A, 3.28%, VRDN,
(LOC: Zions Bancorp)	3,000,000	3,000,000
New Jersey EDA RB:
3.05%, VRDN, (Liq.: Radian Group, Inc.)	6,345,000	6,345,000
3.06%, VRDN, (Insd. by MBIA)	10,000,000	10,000,000

		19,345,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE 9.1%
New Jersey Tobacco Settlement Fin. Corp. RB, PFOTER:
3.08%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	$ 5,910,000	$5,910,000
3.10%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	6,900,000	6,900,000
3.11%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	4,600,000	4,600,000

		17,410,000

TRANSPORTATION 9.4%
New Jersey Trans. Auth. RB:
3.05%, VRDN, (Insd. by FGIC)	270,000	270,000
MTC, Ser. 2001-1, 3.52%, VRDN, (Liq.: Commerzbank AG)	12,745,000	12,745,000
New Jersey Turnpike Auth. RB:
2.95%, VRDN, (Insd. by FSA & Dexia Credit Local)	2,270,000	2,270,000
3.05%, VRDN, (Insd. by FGIC & Merrill Lynch & Co., Inc.)	2,300,000	2,300,000
New York Thruway Auth. RB, MSTR, 2.98%, VRDN, (SPA: Societe Generale)	500,000	500,000

		18,085,000

UTILITY 1.5%
Carlton, WI PCRB, Wisconsin Power & Light Co. Proj., 3.12%, VRDN, (Gtd. by
Wisconsin Power & Light Co.)	1,200,000	1,200,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.10%, VRDN, (Gtd. by
Delmarva Power & Light Co.)	1,600,000	1,600,000

		2,800,000

Total Investments (cost $190,960,958) 99.5%		190,960,958
Other Assets and Liabilities 0.5%		964,229

Net Assets 100.0%		$191,925,187

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2006.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit, liquidity guarantees; security purchase agreements; lender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2006

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	MBIA	Municipal Bond Investors Assurance Corp.
BAN	Bond Anticipation Note	MHRB	Multifamily Housing Revenue Bond
CDA	Community Development Authority	MSTR	Municipal Securities Trust Receipt
COP	Certificates of Participation	MTC	Municipal Trust Certificates
EDA	Economic Development Authority	PCRB	Pollution Control Revenue Bond
EDFA	Economic Development Finance Authority	PFOTER	Putable Floating Option Tax Exempt Receipts
EDRB	Economic Development Revenue Bond	RB	Revenue Bond
FGIC	Financial Guaranty Insurance Co.	ROC	Reset Option Certificate
FSA	Financial Security Assurance, Inc.	RRB	Refunding Revenue Bond
GO	General Obligation	SFHRB	Single Family Housing Revenue Bond
IDRB	Industrial Development Revenue Bond	SPA	Securities Purchase Agreement
LOC	Letter of Credit

The following table shows the percent of total investments by geographic location as of January 31, 2006:
New Jersey	84.0%
California	2.4%
Tennessee	2.1%
Colorado	1.6%
Delaware	1.6%
Pennsylvania	1.0%
Minnesota	0.9%
Utah	0.9%
Louisiana	0.8%
Indiana	0.7%
Wisconsin	0.6%
New Mexico	0.5%
New York	0.3%
Non-state specific	2.6%

100.0%

The following table shows the percent of total investments by credit quality as of January 31, 2006 (unaudited):
Tier 1	89.2%
Tier 2	10.8%

100.0%

The following table shows the percent of total investments by maturity as of January 31, 2006 (unaudited):
2-7 days	93.5%
8-60 days	1.0%
241+ days	5.5%

100.0%

See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2006

Assets
Investments at amortized cost	$190,960,958
Cash	30,542
Receivable for Fund shares sold	124
Interest receivable	985,500
Prepaid expenses and other assets	19,026

Total assets	191,996,150

Liabilities
Dividends payable	22,757
Payable for Fund shares redeemed	81
Advisory fee payable	2,152
Distribution Plan expenses payable	2,827
Due to other related parties	661
Accrued expenses and other liabilities	42,485

Total liabilities	70,963

Net assets	$191,925,187

Net assets represented by
Paid-in capital	$191,911,642
Undistributed net investment income	13,545

Total net assets	$191,925,187

Net assets consists of
Class A	$20,021,705
Class S	162,227,175
Class I	9,676,307

Total net assets	$191,925,187

Shares outstanding (unlimited number of shares authorized)
Class A	19,998,590
Class S	162,228,830
Class I	9,684,222

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Year Ended January 31, 2006

Investment income
Interest	$5,139,045

Expenses
Advisory fee	786,741
Distribution Plan expenses
Class A	60,632
Class S	971,866
Administrative services fee	115,133
Transfer agent fees	46,048
Trustees’ fees and expenses	2,891
Printing and postage expenses	21,866
Custodian and accounting fees	63,434
Registration and filing fees	42,081
Professional fees	18,838
Other	20,092

Total expenses	2,149,622
Less: Expense reductions	(10,473)
Expense reimbursements	(18,214)

Net expenses	2,120,935

Net investment income	3,018,110

Net realized gains on investments	15,255

Net increase in net assets resulting from operations	$3,033,365

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2006		2005

Operations
Net investment income		$3,018,110		$782,232
Net realized gains on investments		15,255		35,100

Net increase in net assets resulting
from operations		3,033,365		817,332

Distributions to shareholders from
Net investment income
Class A		(360,889)		(158,044)
Class S		(2,461,149)		(530,839)
Class I		(213,065)		(121,042)

Total distributions to shareholders		(3,035,103)		(809,925)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	70,847,480	70,847,480	55,590,727	55,590,727
Class S	710,772,494	710,772,494	434,505,828	434,505,828
Class I	106,361,929	106,361,929	75,520,508	75,520,508

		887,981,903		565,617,063

Net asset value of shares issued in
reinvestment of distributions
Class A	266,357	266,357	115,039	115,039
Class S	1,801,404	1,801,404	327,982	327,982
Class I	60,936	60,936	29,742	29,742

		2,128,697		472,763

Payment for shares redeemed
Class A	(74,376,790)	(74,376,790)	(62,263,181)	(62,263,181)
Class S	(721,750,737)	(721,750,737)	(329,796,830)	(329,796,830)
Class I	(101,751,886)	(101,751,886)	(92,695,830)	(92,695,830)

		(897,879,413)		(484,755,841)

Net increase (decrease) in net assets
resulting from capital share transactions		(7,768,813)		81,333,985

Total increase (decrease) in net assets		(7,770,551)		81,341,392
Net assets
Beginning of period		199,695,738		118,354,346

End of period	$ 191,925,187		$ 199,695,738

Undistributed net investment income		$13,545		$15,283

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen New Jersey Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Institutional (“Class I”) shares. Class A, Class S and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to dividend redesignation. During the year ended January 31, 2006, the following amounts were reclassified:

Undistributed net investment income	$ 15,255
Accumulated net realized gains on investments	(15,255)

17

NOTES TO FINANCIAL STATEMENTS continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.41% and declining to 0.30% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2006, EIMC reimbursed other expenses in the amount of $39 and Distribution Plan expenses (see Note 4) relating to Class S shares in the amount of $18,175.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. SECURITIES TRANSACTIONS

On January 31, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2006, the Fund did not participate in the interfund lending program.

18

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2006, the components of distributable earnings on a tax basis consisted of undistributed exempt-interest income in the amount of $13,545. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended January 31,

	2006	2005

Ordinary Income	$ 22,007	$ 25,440
Exempt-Interest Income	3,013,096	774,825
Long-term Capital Gain	0	9,660

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended January 31, 2006, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as

19

NOTES TO FINANCIAL STATEMENTS continued

well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

20

NOTES TO FINANCIAL STATEMENTS continued

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen New Jersey Municipal Money Market Fund a series of Evergreen Money Market Trust, as of January 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and finan-cial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen New Jersey Municipal Money Market Fund, as of January 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
March 24, 2006

22

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended January 31, 2006, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax and state income tax is 99.28% .

23

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September 2005. At a meeting of the full Board of Trustees later in September 2005, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

24

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affil-iates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

The Board of Trustees also considered that certain of the money market funds managed by EIMC are offered in connection with cash sweep arrangements and similar services made available by affiliates of EIMC to their customers. The Trustees considered that EIMC and its affiliates benefit from the availability of those Evergreen funds and the distribution and shareholder services fees paid by those Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the

25

ADDITIONAL INFORMATION (unaudited) continued

reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have brought to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund performed favorably against its relatively limited peer group over recently completed one-, three-, and five-year periods.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was higher than the fees paid by comparable funds, although the Trustees concluded that the fees were not

26

ADDITIONAL INFORMATION (unaudited) continued

unreasonable in light of the Fund’s investment performance and the services provided by EIMC and EIS.

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the funds.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $249 billion in assets as of December 31, 2005, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

565213 rv3 3/2006

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

565213 rv3 3/2006

Evergreen New York Municipal Money Market Fund

Evergreen

NEW YORK MUNICIPAL MONEY MARKET FUND

Annual Report
as of January 31, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
23	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
24	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen New York Municipal Money Market Fund, which covers the twelve-month period ended January 31, 2006.

The U.S. financial markets had to navigate through some choppy seas during the past twelve months. Uncertainty was prevalent as questions surfaced about the sustainability of economic growth, tighter monetary policy, surging oil prices, moderating profit growth, and an increase in inflation. Geopolitical tensions continued and the Gulf region suffered enormous damage from the hurricanes. Not surprisingly, each of these events combined at various times during the year to increase market volatility. Throughout these turbulent times, the portfolio management teams of Evergreen’s money market funds employed a variety of strategies to manage portfolios in a rising yield environment and enhance portfolio returns, in both the taxable and tax-advantaged markets.

Over the course of the investment period, economic reports frequently delivered confusing signals. While growth was expected to moderate as the expansion matured, the economy showed surprising strength, particularly in the third quarter, as Gross Domestic Product (“GDP”) grew in excess of 4%, despite the hurricanes and the spike in inflation. The effects of higher energy prices and tighter monetary policy became evident in the last quarter of 2005 as initial readings for GDP growth barely exceeded 1%. The conflicting data was often subject to interpretation and the consequence for investors was a frequent bout of market volatility. While many debated whether or not

1

LETTER TO SHAREHOLDERS continued

the short-term volatility was an indication of pending weakness, Evergreen’s Investment Strategy Committee focused on the breadth of economic output, particularly personal consumption and capital investment. Though the rate of growth in each was moderating from unusually high levels, we believed it would lead to a more sustainable, and ultimately less inflationary, pace for the expansion. The fundamentals, though no longer great, were still pretty good in our view, and our portfolio teams based many of their investment decisions on these positive macro-economic trends.

Despite the mixed signals from the economy, the Federal Reserve (“Fed”) maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined in their efforts to prevent alarming increases in inflation, raising their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term market interest rates continued to decline and the extent of the yield curve’s flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

In this environment, the portfolio managers of Evergreen’s money market funds attempted to focus on the aforementioned market fundamentals, as well as the timing of Fed meetings. Each increase in the Fed’s target for its benchmark rate would result in a “resetting” of rates at the short end of the yield curve, enabling the teams to pursue higher income potential. In addition, many of our analysts and portfolio managers used a variety of short-term securities to capture yield, in

2

LETTER TO SHAREHOLDERS continued

order to provide our investors with the stability and liquidity necessary to balance exposure within their diversified long-term portfolios.

We continue to recommend that investors maintain their diversified strategies, including exposure to money market funds, within their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of January 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Diane C. Beaver
• Ladson Hart

PERFORMANCE AND RETURNS*

Portfolio inception date: 9/24/2001
	Class A	Class S	Class I
Class inception date	9/24/2001	9/24/2001	9/24/2001

Nasdaq symbol	ENYXX	N/A	ENIXX

Average annual return

1-year	1.84%	1.54%	2.15%

Since portfolio inception	0.93%	0.63%	1.23%

7-day annualized yield	2.25%	1.95%	2.54%

30-day annualized yield	2.23%	1.93%	2.53%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of January 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2005	1/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,010.51	$4.41
Class S	$ 1,000.00	$ 1,008.98	$5.87
Class I	$ 1,000.00	$ 1,012.02	$2.89
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.82	$4.43
Class S	$ 1,000.00	$ 1,019.36	$5.90
Class I	$ 1,000.00	$ 1,022.33	$2.91

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(0.87% for Class A, 1.16% for Class S and 0.57% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.01	0	0.01	0

Distributions to shareholders from
Net investment income	(0.02)	(0.01)	0[2]	(0.01)	0[2]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.84%	0.58%	0.46%	0.82%	0.33%

Ratios and supplemental data
Net assets, end of period (thousands)	$40,856	$78,542	$82,110	$101,114	$94,200
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.86%	0.87%	0.91%	0.88%	0.88%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.87%	0.91%	0.93%	0.93%	0.99%[3]
Net investment income (loss)	1.71%	0.58%	0.39%	0.79%	0.92%[3]

[1]	For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.
[2]	Amount represents less than $0.005 per share.
[3]	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0	0	0.01	0

Distributions to shareholders from
Net investment income	(0.02)	0[2]	0[2]	(0.01)	0[2]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.54%	0.30%	0.19%	0.52%	0.22%

Ratios and supplemental data
Net assets, end of period (thousands)	$245,347	$289,872	$25,407	$35,817	$24,092
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.16%	1.11%	1.18%	1.18%	1.18%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.17%	1.15%	1.23%	1.23%	1.29%[3]
Net investment income (loss)	1.46%	0.54%	0.13%	0.49%	0.54%[3]

[1]	For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.
[2]	Amount represents less than $0.005 per share.
[3]	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0.01	0	0.01	0

Distributions to shareholders from
Net investment income	(0.02)	(0.01)	0[2]	(0.01)	0[2]

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$1.00	$ 1.00

Total return	2.15%	0.89%	0.76%	1.12%	0.44%

Ratios and supplemental data
Net assets, end of period (thousands)	$11,915	$3,420	$2,200	$ 676	$3,710
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.57%	0.56%	0.59%	0.57%	0.59%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.58%	0.60%	0.61%	0.62%	0.70%[3]
Net investment income (loss)	2.26%	0.92%	0.65%	1.08%	1.15%[3]

[1]	For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.
[2]	Amount represents less than $0.005 per share.
[3]	Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.5%
COMMUNITY DEVELOPMENT DISTRICT 0.7%
Seneca Cnty., NY IDA RB, KidsPeace Natl. Centers Proj., 3.10%, VRDN,
(LOC: KeyCorp)	$ 2,095,000	$2,095,000

EDUCATION 2.4%
New York Dorm. Auth. RB, Mount St. Mary’s College, 3.07%, VRDN,
(SPA: Citizens Banking Corp.)	7,300,000	7,300,000

GENERAL OBLIGATION - LOCAL 7.1%
New York, NY GO:
3.08%, VRDN, (Liq.: Dexia SA)	4,255,000	4,255,000
PFOTER:
Ser. 356, 3.06%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,000,000	3,000,000
Ser. 601, 3.06%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,265,000	5,265,000
Ser. 603, 3.06%, VRDN, (Liq.: JPMorgan Chase & Co.)	5,215,000	5,215,000
New York, NY Putters GO, Ser. 1236, 3.06%, VRDN, (Liq.: JPMorgan Chase & Co.)	3,300,000	3,300,000

		21,035,000

HOSPITAL 6.1%
Albany, NY Indl. Dev. Agcy. Civic Facs. RB, Albany Med. Ctr. Hosp. Proj.,
Ser. A, 3.05%, VRDN, (LOC: KeyCorp)	5,000,000	5,000,000
Herkimer Cnty., NY Indl. Dev. Agcy. Civic Facs. RB, Templeton Foundation
Proj., 3.10%, VRDN, (LOC: KeyCorp)	750,000	750,000
Lancaster Township, NY IDA RB, Greenfield Manor Proj., 3.06%, VRDN,
(LOC: M&T Bank Corp.)	4,500,000	4,500,000
New Jersey Hlth. Care Facs. Fin. Auth. RB, PFOTER, 3.07%, VRDN,
(SPA: Merrill Lynch & Co., Inc. & Insd. by AMBAC)	700,000	700,000
New York Dorm. Auth. RB, Mental Hlth. Svcs. Facs., Ser. 340, 3.05%, VRDN,
(Liq.: Morgan Stanley & Insd. by MBIA)	3,982,500	3,982,500
Otsego Cnty., NY Indl. Dev. Agcy. RB, Templeton Foundation Proj., Ser. A, 3.10%,
VRDN, (LOC: KeyCorp)	3,270,000	3,270,000

		18,202,500

HOUSING 29.2%
Albany, NY Hsg. Auth. Private Account RB, Historic Bleecker Terrace, 3.25%,
VRDN, (LOC: KeyCorp)	768,500	768,500
Class B Revenue Bond Cert. Trust, Ser. 2001-1, 3.47%, VRDN,
(Liq.: American Intl. Group, Inc.)	6,700,000	6,700,000
MMA Finl. MHRB, Ser. A, Class A, 3.08%, VRDN, (Liq.: SunTrust Banks, Inc.)	7,200,000	7,200,000
Nassau Cnty., NY Indl. Dev. Agcy. PFOTER, 3.12%, VRDN,
(SPA: Merrill Lynch & Co., Inc.)	32,500,000	32,500,000
New Mexico Mtge. Fin. Auth. SFHRB, 4.39%, VRDN,
(Insd. by Trinity Plus Funding Co.)	2,301,657	2,301,657
New York Hsg. Fin. Agcy. RB, 350 West 43rd Street, Ser. A, 2.98%, VRDN,
(LOC: Landesbank Hessen)	3,100,000	3,100,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
New York, NY Hsg. Dev. Corp. MHRB:
Connecticut Landing Avenue Apts., Ser. A, 2.99%, VRDN, (LOC: KeyCorp)	$ 7,000,000	$7,000,000
Louis Boulevard Apts., Ser. A, 2.99%, VRDN, (LOC: KeyCorp)	5,000,000	5,000,000
Renaissance Ct., Ser. A, 3.06%, VRDN, (Liq.: FHLMC)	3,300,000	3,300,000
West 61st Apts., Ser. A, 2.99%, VRDN, (LOC: HSBC Bank USA)	10,000,000	10,000,000
Newburgh, NY Indl. Dev. Agcy., MHRB, 3.15%, VRDN,
(Liq.: Merrill Lynch & Co., Inc.)	3,210,000	3,210,000
PFOTER, Class C, 2.65%, 03/09/2006, (Liq.: Merrill Lynch & Co., Inc.)	2,735,000	2,735,000
Sherburne Cnty., MN Hsg. & Redev. Auth. RB, Apperts, Inc. Proj., 3.42%, VRDN,
(LOC: LaSalle Bank Corp.)	3,270,000	3,270,000

		87,085,157

INDUSTRIAL DEVELOPMENT REVENUE 8.6%
California EDA IDRB, Plating Works, Inc. Proj., 3.28%, VRDN,
(LOC: Union Bank of California)	2,390,000	2,390,000
Chenango Cnty., NY IDA RB, Baillie Lumber, Ser. A, 3.25%, VRDN,
(LOC: Citizens Banking Corp.)	3,351,000	3,351,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 3.57%, VRDN,
(LOC: Dai-Ichi Kangyo Bank, Ltd.)	875,000	875,000
Islip, NY Indl. Dev. Agcy. RB, Radiation Dynamics Proj., Ser. A, 3.07%, VRDN,
(LOC: Bank of New York Co.)	6,000,000	6,000,000
New York, NY IDA RB, Contractors Sheet Metal, Inc., 3.11%, VRDN,
(LOC: Citibank)	1,680,000	1,680,000
Oswego Cnty., NY IDRB, Crysteel Manufacturing, Inc. Proj., Ser. A, 3.17%, VRDN,
(LOC: U.S. Bancorp)	3,440,000	3,440,000
Plymouth, MN IDRB, NuAire, Inc., Proj., Ser. B, 3.24%, VRDN,
(LOC: Wells Fargo & Co.)	780,000	780,000
Rockland Cnty., NY Indl. Dev. Agcy. RB, Var-Mic Tech. Proj., Ser. A, 3.30%, VRDN,
(LOC: Bank of America Corp.)	1,000,000	1,000,000
Sparks, NV EDRB, Rix Inds. Proj., 3.24%, VRDN, (LOC: Wells Fargo & Co.)	1,720,000	1,720,000
Ulster Cnty., NY Indl. Dev. Agcy. RB:
SunWize Technologies, Ser. A, 3.20%, VRDN, (LOC: HSBC Bank USA)	1,800,000	1,800,000
Zumtobel Staff Proj., Ser. A, 3.12%, VRDN, (LOC: Creditanstalt Bank)	1,500,000	1,500,000
Yakima Cnty., WA Pub. Corp. RB, Longview Fibre Co. Proj., 3.15%, VRDN,
(LOC: Bank of America Corp.)	1,240,000	1,240,000

		25,776,000

MISCELLANEOUS REVENUE 5.2%
Delaware EDA Solid Waste Disposal & Sewer Fac. RB, Ciba Specialty Chemical Corp.
Proj., Ser. A, 3.29%, VRDN, (Gtd. by Ciba Specialty Chemical Corp.)	2,450,000	2,450,000
New York, NY Indl. Dev. Agcy. RB, Casa Proj., 3.10%, VRDN,
(LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Pennsylvania EDFA RRB, Wastewater Treatment, Sunoco, Inc. Proj., 3.14%, VRDN,
(Gtd. by Sunoco, Inc.)	3,000,000	3,000,000
Port Arthur, TX Navigation Dist. IDRB, Fina Oil & Chemical Co. Proj., 3.09%, VRDN,
(Gtd. by Total SA)	3,600,000	3,600,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Puerto Rico Med. & Env. Pollution Ctl. Facs. RB, Becton Dickinson & Co., 2.60%,
03/01/2006, (Gtd. by Becton Dickinson & Co.)	$ 2,100,000	$2,100,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 3.09%, VRDN,
(Gtd. by Dow Chemical Co.)	3,500,000	3,500,000

		15,650,000

SPECIAL TAX 5.0%
Metropolitan Trans. Auth. of New York RB, Dedicated Tax Fund, Class A, 3.06%,
VRDN, (LOC: Citibank)	6,000,000	6,000,000
New York Urban Dev. Corp. RB, Facs. & Equip., Sub-Ser. A-3, 3.02%, VRDN,
(SPA: CIFG Services, Inc.)	3,600,000	3,600,000
New York Urban Dev. Corp. PFOTER, RB, 3.05%, VRDN	2,500,000	2,500,000
New York, NY TFA RB, Ser. 362, 3.05%, VRDN, (Liq.: Morgan Stanley)	2,667,500	2,667,500

		14,767,500

TOBACCO REVENUE 7.5%
Erie Cnty., NY Tobacco Asset Securization Corp. RB, 3.10%, VRDN,
(SPA: Merrill Lynch & Co., Inc.)	11,085,000	11,085,000
New York Tobacco Trust RB, PFOTER, 3.10%, VRDN, (LOC: WestLB AG)	3,900,000	3,900,000
Rockland, NY Tobacco Asset Securization Corp. RB, 3.10%, VRDN,
(SPA: Merrill Lynch & Co., Inc.)	2,000,000	2,000,000
Tobacco Settlement Fin. Corp. of New York RB, PFOTER, 3.05%, VRDN,
(SPA: Merrill Lynch & Co., Inc.)	1,075,000	1,075,000
Westchester, NY Tobacco Asset Securization Corp. RB, 3.10%, VRDN,
(Liq.: Merrill Lynch & Co., Inc.)	4,170,000	4,170,000

		22,230,000

TRANSPORTATION 10.4%
Metropolitan Trans. Auth. of New York RB, Class A, 3.06%, VRDN, (LOC: Citibank)	4,000,000	4,000,000
Municipal Securities Trust Cert.:
Ser. 2000-109, Class A, 2.92%, VRDN, (Liq.: Bear Stearns Cos.)	7,000,000	7,000,000
Ser. 7000, Class A, 3.00%, VRDN, (LOC: Bear Stearns Cos.)	4,995,000	4,995,000
New York Thruway Auth. Gen. RB:
2.95%, VRDN, (Liq.: Societe Generale)	2,000,000	2,000,000
3.08%, VRDN, (Liq.: Morgan Stanley)	1,042,500	1,042,500
MSTR, 2.98%, VRDN, (SPA: Societe Generale)	11,900,000	11,900,000

		30,937,500

UTILITY 2.9%
Carlton, WI PCRB, Wisconsin Power & Light Co. Proj., 3.12%, VRDN,
(Gtd. by Wisconsin Power & Light Co.)	1,000,000	1,000,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.10%, VRDN,
(Gtd. by Delmarva Power & Light Co.)	2,800,000	2,800,000
Monroe Cnty., NY Indl. Dev. Agcy. RB, Electric Navigation Inds., 3.00%,
07/01/2006, (Gtd. by Emerson Electric Co.)	4,970,000	4,970,000

		8,770,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 14.4%
New York Env. Facs., ROC RB, 3.06%, VRDN, (Liq.: Citibank)	$ 5,225,000	$5,225,000
New York, NY Muni. Water Fin. Auth. RB:
3.01%, VRDN, (SPA: Dexia Credit Local)	5,000,000	5,000,000
Class A, 3.06%, VRDN, (Liq.: Citibank)	26,180,000	26,180,000
PFOTER, Ser. 621, 3.06%, VRDN, (Liq.: JPMorgan Chase & Co.)	4,980,000	4,980,000
Olcese, CA Water Dist. COP, Rio Bravo Water Delivery Proj.,
Ser. A, 3.65%, VRDN, (SPA: Sumitomo Mitsui Banking Corp.)	1,500,000	1,500,000

		42,885,000

Total Investments (cost $296,733,657) 99.5%		296,733,657
Other Assets and Liabilities 0.5%		1,384,142

Net Assets 100.0%		$298,117,799

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2006.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity.
These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange
Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	MBIA	Municipal Bond Investors Assurance Corp.
COP	Certificates of Participation	MHRB	Multifamily Housing Revenue Bond
EDA	Economic Development Authority	MSTR	Municipal Securities Trust Receipt
EDFA	Economic Development Finance Authority	PCRB	Pollution Control Revenue Bond
EDRB	Economic Development Revenue Bond	PFOTER	Putable Floating Option Tax Exempt Receipts
FHLMC	Federal Home Loan Mortgage Corp.	RB	Revenue Bond
GO	General Obligation	ROC	Reset Option Certificate
IDA	Industrial Development Authority	RRB	Refunding Revenue Bond
IDRB	Industrial Development Revenue Bond	SFHRB	Single Family Housing Revenue Bond
LOC	Letter of Credit	SPA	Securities Purchase Agreement
		TFA	Transitional Finance Authority

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2006

The following table shows the percent of total investments by geographic location as of January 31, 2006:

New York	83.2%
California	3.6%
Florida	2.4%
Delaware	1.8%
Minnesota	1.4%
Louisiana	1.2%
Texas	1.2%
Pennsylvania	1.0%
New Mexico	0.8%
Puerto Rico	0.7%
Nevada	0.6%
Washington	0.4%
Indiana	0.3%
Wisconsin	0.3%
New Jersey	0.2%
Non-state specific	0.9%

100.0%

The following table shows the percent of total investments by credit quality as of January 31, 2006 (unaudited):

Tier 1	95.7%
Tier 2	4.3%

100.0%

The following table shows the percent of total investments by maturity as of January 31, 2006 (unaudited):

1 day	0.5%
2-7 days	96.2%
8-60 days	1.6%
121-240 days	1.7%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2006

Assets
Investments at amortized cost	$296,733,657
Cash	81,201
Interest receivable	1,373,651
Prepaid expenses and other assets	20,650

Total assets	298,209,159

Liabilities
Dividends payable	30,458
Advisory fee payable	3,260
Distribution Plan expenses payable	4,359
Due to other related parties	1,951
Accrued expenses and other liabilities	51,332

Total liabilities	91,360

Net assets	$298,117,799

Net assets represented by
Paid-in capital	$297,872,492
Undistributed net investment income	245,307

Total net assets	$298,117,799

Net assets consists of
Class A	$40,855,676
Class S	245,346,895
Class I	11,915,228

Total net assets	$298,117,799

Shares outstanding (unlimited number of shares authorized)
Class A	40,799,539
Class S	245,170,715
Class I	11,915,320

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended January 31, 2006

Investment income
Interest	$8,689,161

Expenses
Advisory fee	1,328,682
Distribution Plan expenses
Class A	171,955
Class S	1,575,522
Administrative services fee	199,302
Transfer agent fees	110,822
Trustees’ fees and expenses	4,840
Printing and postage expenses	27,244
Custodian and accounting fees	103,039
Registration and filing fees	56,187
Professional fees	24,743
Other	30,627

Total expenses	3,632,963
Less: Expense reductions	(10,131)
Fee waivers and expense reimbursements	(25,476)

Net expenses	3,597,356

Net investment income	5,091,805

Net realized gains or losses on:
Securities	176,860
Credit default swap transactions	(1,150)

Net realized gains on investments	175,710

Net increase in net assets resulting from operations	$5,267,515

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2006		2005

Operations
Net investment income		$ 5,091,805		$1,320,195
Net realized gains on investments		175,710		218,143

Net increase in net assets resulting
from operations		5,267,515		1,538,338

Distributions to shareholders from
Net investment income
Class A		(999,320)		(481,315)
Class S		(3,958,050)		(774,376)
Class I		(286,879)		(66,822)

Total distributions to shareholders		(5,244,249)		(1,322,513)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	208,251,409	208,251,409	258,967,530	258,967,530
Class S	1,006,020,073	1,006,020,073	679,284,557	679,284,557
Class I	79,807,433	79,807,433	74,753,514	74,753,514

		1,294,078,915	1,013,005,601

Net asset value of shares issued
in reinvestment of distributions
Class A	959,593	959,593	473,936	473,936
Class S	3,850,539	3,850,539	743,861	743,861
Class I	36,546	36,546	5,515	5,515

		4,846,678		1,223,312

Payment for shares redeemed
Class A	(246,911,027)	(246,911,027)	(263,054,928)	(263,054,928)
Class S	(1,054,411,685)	(1,054,411,685)	(415,729,120)	(415,729,120)
Class I	(71,342,190)	(71,342,190)	(73,544,759)	(73,544,759)

		(1,372,664,902)		(752,328,807)

Net increase (decrease) in net assets
resulting from capital share transactions		(73,739,309)		261,900,106

Total increase (decrease) in net assets		(73,716,043)		262,115,931
Net assets
Beginning of period		371,833,842		109,717,911

End of period		$ 298,117,799	$ 371,833,842

Undistributed net investment income		$ 245,307		$222,041

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen New York Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Institutional (“Class I”) shares. Class A, Class S and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

18

NOTES TO FINANCIAL STATEMENTS continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to dividend redesignation. During the year ended January 31, 2006, the following amounts were reclassified:

Undistributed net investment income	$175,710
Accumulated net realized gains on investments	(175,710)

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.30% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2006, EIMC waived its advisory fee in the amount of $25,403 and reimbursed other expenses in the amount of $73.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Dis-

19

NOTES TO FINANCIAL STATEMENTS continued

tribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. SECURITIES TRANSACTIONS

On January 31, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2006, the components of distributable earnings on a tax basis consisted of undistributed exempt-interest income in the amount of $245,307. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

The tax character of distributions paid was as follows:

	Year Ended January 31,

	2006	2005

Ordinary Income	$35,344	$43,170
Exempt-Interest Income	5,066,841	1,102,326
Long-term Capital Gain	142,064	177,017

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear

20

NOTES TO FINANCIAL STATEMENTS continued

interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended January 31, 2006, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

21

NOTES TO FINANCIAL STATEMENTS continued

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen New York Municipal Money Market Fund, a series of Evergreen Money Market Trust, as of January 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and finan-cial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen New York Municipal Money Market Fund, as of January 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
March 24, 2006

23

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $142,064 for the fiscal year ended January 31, 2006.

For the fiscal year ended January 31, 2006, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax and New York State income tax is 96.60% .

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September 2005. At a meeting of the full Board of Trustees later in September 2005, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not

24

ADDITIONAL INFORMATION (unaudited) continued

identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affil-iates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

The Board of Trustees also considered that certain of the money market funds managed by EIMC are offered in connection with cash sweep arrangements and similar services made available by

25

ADDITIONAL INFORMATION (unaudited) continued

affiliates of EIMC to their customers. The Trustees considered that EIMC and its affiliates benefit from the availability of those Evergreen funds and the distribution and shareholder services fees paid by those Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affil-iates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have brought to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund performed in the third quintile (but above the median) over the recently completed one-year period and performed in the second quintile over the recently completed three-year period.

26

ADDITIONAL INFORMATION (unaudited) continued

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was above the median of fees paid by comparable funds, although the Trustees concluded that the fees were not unreasonable in light of the Fund’s investment performance and the services provided by EIMC and EIS.

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the funds.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $249 billion in assets as of December 31, 2005, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

565216 rv3 3/2006

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

565216 rv3    3/2006

Evergreen Pennsylvania Municipal Money Market Fund

Evergreen

PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Annual Report
as of January 31, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
25	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Pennsylvania Municipal Money Market Fund, which covers the twelve-month period ended January 31, 2006.

The U.S. financial markets had to navigate through some choppy seas during the past twelve months. Uncertainty was prevalent as questions surfaced about the sustainability of economic growth, tighter monetary policy, surging oil prices, moderating profit growth, and an increase in inflation. Geopolitical tensions continued and the Gulf region suffered enormous damage from the hurricanes. Not surprisingly, each of these events combined at various times during the year to increase market volatility. Throughout these turbulent times, the portfolio management teams of Evergreen’s money market funds employed a variety of strategies to manage portfolios in a rising yield environment and enhance portfolio returns, in both the taxable and tax-advantaged markets.

Over the course of the investment period, economic reports frequently delivered confusing signals. While growth was expected to moderate as the expansion matured, the economy showed surprising strength, particularly in the third quarter, as Gross Domestic Product (“GDP”) grew in excess of 4%, despite the hurricanes and the spike in inflation. The effects of higher energy prices and tighter monetary policy became evident in the last quarter of 2005 as initial readings for GDP growth barely exceeded 1%. The conflicting data was often subject to interpretation and the consequence for investors was a frequent bout of market volatility. While many debated whether or not

1

LETTER TO SHAREHOLDERS continued

the short-term volatility was an indication of pending weakness, Evergreen’s Investment Strategy Committee focused on the breadth of economic output, particularly personal consumption and capital investment. Though the rate of growth in each was moderating from unusually high levels, we believed it would lead to a more sustainable, and ultimately less inflationary, pace for the expansion. The fundamentals, though no longer great, were still pretty good in our view, and our portfolio teams based many of their investment decisions on these positive macro-economic trends.

Despite the mixed signals from the economy, the Federal Reserve (“Fed”) maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined in their efforts to prevent alarming increases in inflation, raising their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term market interest rates continued to decline and the extent of the yield curve’s flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

In this environment, the portfolio managers of Evergreen’s money market funds attempted to focus on the aforementioned market fundamentals, as well as the timing of Fed meetings. Each increase in the Fed’s target for its benchmark rate would result in a “resetting” of rates at the short end of the yield curve, enabling the teams to pursue higher income potential. In addition, many of our analysts and portfolio managers used a variety of short-term securities to capture yield, in

2

LETTER TO SHAREHOLDERS continued

order to provide our investors with the stability and liquidity necessary to balance exposure within their diversified long-term portfolios.

We continue to recommend that investors maintain their diversified strategies, including exposure to money market funds, within their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of January 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Diane C. Beaver

• Ladson Hart

PERFORMANCE AND RETURNS*

Portfolio inception date: 8/15/1991

	Class A	Class S	Class I
Class inception date	8/22/1995	6/30/2000	8/15/1991

Nasdaq symbol	EPPXX	N/A	EPAXX

Average annual return

1-year	1.92%	1.62%	2.23%

5-year	1.30%	0.95%	1.56%

10-year	2.21%	2.05%	2.39%

7-day annualized yield	2.36%	2.06%	2.66%

30-day annualized yield	2.36%	2.06%	2.66%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class S have not been adjusted to reflect the effect of its 12b-1 fee. The fund incurs 12b-1 fees of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Yields are based on net investment income for the stated periods and annualized.

All data is as of January 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2005	1/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,010.83	$ 4.26
Class S	$ 1,000.00	$ 1,009.30	$ 5.77
Class I	$ 1,000.00	$ 1,012.35	$ 2.74
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.97	$ 4.28
Class S	$ 1,000.00	$ 1,019.46	$ 5.80
Class I	$ 1,000.00	$ 1,022.48	$ 2.75

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.84%
for Class A, 1.14% for Class S and 0.54% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2006	2005	2004	2003	2002

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.01	0.01	0.01	0.02

Distributions to shareholders from
Net investment income	(0.02)	(0.01)	(0.01)	(0.01)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.92%	0.71%	0.52%	1.10%	2.27%

Ratios and supplemental data
Net assets, end of period (millions)	$ 37	$ 26	$ 32	$ 31	$ 28
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.83%	0.81%	0.81%	0.66%	0.64%
Expenses excluding waivers/reimbursements
and expense reductions	0.83%	0.84%	0.81%	0.77%	0.78%
Net investment income (loss)	1.94%	0.70%	0.53%	1.03%	2.17%

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S	2006	2005	2004	2003	2002

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0	0	0.01	0.02

Distributions to shareholders from
Net investment income	(0.02)	0[1]	0[1]	(0.01)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	1.62%	0.41%	0.23%	0.69%	1.82%

Ratios and supplemental data
Net assets, end of period (millions)	$ 109	$ 62	$ 71	$ 137	$ 155
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.13%	1.11%	1.11%	1.07%	1.08%
Expenses excluding waivers/reimbursements
and expense reductions	1.13%	1.14%	1.12%	1.07%	1.08%
Net investment income (loss)	1.63%	0.41%	0.23%	0.62%	1.79%

[1] Amount represents less than $0.005 per share.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I1	2006	2005	2004	2003	2002

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.02	0.01	0.01	0.01	0.02

Distributions to shareholders from
Net investment income	(0.02)	(0.01)	(0.01)	(0.01)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.23%	1.01%	0.83%	1.29%	2.43%

Ratios and supplemental data
Net assets, end of period (millions)	$ 75	$ 66	$ 76	$ 66	$ 80
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.53%	0.51%	0.51%	0.47%	0.48%
Expenses excluding waivers/reimbursements
and expense reductions	0.53%	0.54%	0.51%	0.47%	0.48%
Net investment income (loss)	2.18%	0.98%	0.81%	1.23%	2.31%

[1] Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.7%
AIRPORT 3.4%
Philadelphia, PA Arpt. IDA RB, Macon Trust, Ser. 1998 P-1, 3.17%, VRDN, (SPA:
Bank of America Corp. & Insd. by FGIC)	$ 2,000,000	$2,000,000
Philadelphia, PA Arpt. MSTR, 3.10%, VRDN, (SPA: Societe Generale & Insd.
by FGIC)	1,200,000	1,200,000
Springfield, IL Arpt. Auth. RB, Allied-Signal, Inc. Proj., 3.18%, VRDN, (Gtd. by
Honeywell Intl., Inc.)	4,375,000	4,375,000

		7,575,000

CONTINUING CARE RETIREMENT COMMUNITY 4.4%
Lancaster Cnty., PA Hosp. Auth. RB, Brethren Vlg. Retirement Cmnty., 3.07%,
VRDN, (LOC: Fulton Finl. Corp.)	5,250,000	5,250,000
Langhorne Manor Borough, PA Higher Ed. & Hlth. Auth. Retirement Cmnty. RRB,
Wesley Enhanced Living, Ser. A, 2.93%, VRDN, (SPA: Citizens Banking Corp. &
Insd. by Radian Group, Inc.)	1,600,000	1,600,000
Montgomery Cnty., PA IDA RB, ACTS Retirement-Life Communities, Inc., 2.94%,
VRDN, (SPA: LaSalle Bank Corp. & Insd. by Radian Group, Inc.)	2,930,000	2,930,000

		9,780,000

EDUCATION 13.9%
ABN AMRO Munitops Cert. Trust, Ser. 2003-14, 3.05%, VRDN, (SPA: ABN AMRO
Bank & Insd. by FGIC)	8,400,000	8,400,000
Allegheny Cnty., PA IDA RB, Pressley Ridge Sch. Proj., Ser. 2002, 3.10%, VRDN,
(LOC: National City Corp.)	2,625,000	2,625,000
Latrobe, PA IDA RB, Greensburg Diocese, 3.05%, VRDN, (LOC: Allied Irish
Banks plc)	1,350,000	1,350,000
Philadelphia, PA Sch. Dist. RB, Ser. 345, 3.06%, VRDN, (Liq.: Morgan Stanley)	440,000	440,000
Washington Cnty., PA Auth. RRB, Univ. of Pennsylvania, 3.00%, VRDN, (Gtd. by
University of Pennsylvania)	18,000,000	18,000,000

		30,815,000

GENERAL OBLIGATION - LOCAL 5.2%
Lampeter Strasburg Sch. Dist. PA GO, 3.02%, VRDN, (Insd. by FSA & SPA: Royal
Bank of Canada)	11,500,000	11,500,000

GENERAL OBLIGATION - STATE 0.6%
Pennsylvania GO MSTR, 3.02%, VRDN, (LOC: JPMorgan Chase & Co.)	1,345,000	1,345,000

HOSPITAL 7.8%
Lancaster Cnty., PA Hosp. Auth. RB, Lancaster Gen. Hosp. Proj., 3.12%, VRDN,
(LOC: Fulton Finl. Corp.)	2,000,000	2,000,000
Lancaster, PA Muni. Auth. RB, Ephrata Cmnty. Hosp. Proj., 3.12%, VRDN,
(LOC: Fulton Bank)	2,000,000	2,000,000
Langhorne Manor Borough, PA Higher Ed. & Hlth. Auth. Retirement Cmnty. RRB,
Wesley Enhanced Living, Ser. B, 2.93%, VRDN, (LOC: Citizens Bank)	500,000	500,000
Pennsylvania Higher Edl. Facs. & Hosp. Auth. PFOTER, 3.08%, VRDN, (LOC:
Lloyd’s Bank)	12,775,000	12,775,000

		17,275,000

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 9.7%
Class B Revenue Bond Cert. Trust, Ser. 2001-1, 3.47%, VRDN, (Liq.: American Intl.
Group, Inc.)	$ 2,648,000	$2,648,000
Lancaster, PA IDA RB, Davco Family Proj., Class A, 3.22%, VRDN, (LOC: Fulton
Finl. Corp.)	1,405,000	1,405,000
New Mexico Mtge. Fin. Auth. SFHRB, 4.39%, VRDN, (Insd. by Trinity Plus
Funding Co.)	1,368,457	1,368,457
Pennsylvania HFA, Single Family Mtge., Ser 86C, 2.98%, VRDN, (Gtd. by
Depfa USA)	3,300,000	3,300,000
PFOTER:
Class F, 3.05%, VRDN, (LOC: Lloyds TSB Group plc)	4,385,000	4,385,000
Class I, 2.65%, 03/09/2006, (Liq.: Merrill Lynch & Co.)	1,415,000	1,415,000
Simi Valley, CA MHRB, 3.00%, VRDN, (Liq. by Merrill Lynch & Co.)	6,995,000	6,995,000

		21,516,457

INDUSTRIAL DEVELOPMENT REVENUE 26.4%
Allegheny Cnty., PA IDA RRB, Mine Safety Appliances Co. Proj., Ser. 1991, 3.04%,
VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Blair Cnty., PA IDA RB, Demand-CCK, Inc. Proj., 3.22%, VRDN, (LOC: Fulton
Finl. Corp.)	2,100,000	2,100,000
Butler Cnty., PA IDRB, Mine Safety Appliances Co.:
Ser. 1992-A, 3.12%, VRDN, (LOC: JPMorgan Chase & Co.)	3,000,000	3,000,000
Ser. 1992-B, 3.12%, VRDN, (LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Butler Cnty., PA IDRRB, Mine Safety Appliances Co., Ser. 1991, 3.04%, VRDN,
(LOC: JPMorgan Chase & Co.)	1,000,000	1,000,000
Chester Cnty., PA IDRB, KAC III Realty Corp. Proj., Ser. A, 3.17%, VRDN, (LOC: PNC
Finl. Svcs. Group, Inc.)	2,000,000	2,000,000
Cumberland Cnty., PA IDA RB, Lane Enterprises, Inc. Proj., 3.17%, VRDN, (LOC:
PNC Finl. Svcs. Group, Inc.)	2,360,000	2,360,000
Delaware EDA Solid Waste Disposal & Sewer Fac. RB, Ciba Specialty Chemical Corp.
Proj., Ser. A, 3.29%, VRDN, (Gtd. by Ciba Specialty Chemical Corp.)	2,100,000	2,100,000
East Hempfield, PA IDA RB, BGT Realty Proj., 3.17%, VRDN, (LOC: Fulton
Finl. Corp.)	2,700,000	2,700,000
Franconia Township, PA IDA RB, Asher’s Chocolates Proj., Ser. A, 3.27%, VRDN,
(LOC: Mellon Bank)	3,000,000	3,000,000
Hatfield Township, PA IDA Exempt Facs. RB, Hatfield Quality Meats Proj., 3.07%,
VRDN, (LOC: Bank of America Corp.)	1,500,000	1,500,000
Lancaster, PA IDA RB:
Purple Cow Partners, LLC Proj., 3.10%, VRDN, (LOC: First Tennessee Bank)	2,500,000	2,500,000
RIS Paper Co. Proj., 3.17%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,565,000	1,565,000
Montgomery Cnty., PA IDA RB, Vari Corp. Proj., Ser. C, 3.27%, VRDN, (LOC: M&T
Bank Corp.)	720,000	720,000
Pennsylvania EDFA RB:
Computer Components Proj., Ser. G-3, 3.12%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	600,000	600,000
Del Grosso Foods, Inc. Proj., Ser. G-6, 3.12%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	850,000	850,000

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Pennsylvania EDFA RB:
Donald Bernstein Proj.:
Ser. 2000-H3, 3.12%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	$ 1,000,000	$1,000,000
Ser. C-5, 3.12%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	2,400,000	2,400,000
EPT Associates Proj., Ser. B-5, 3.12%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	900,000	900,000
First Street Partners Proj., Ser. H-4, 3.12%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	1,200,000	1,200,000
Fitzpatrick Container Corp., Ser. A-1, 3.12%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	3,000,000	3,000,000
Ganflec Corp. Proj., Ser. E, 3.12%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,800,000	1,800,000
Hamill Manufacturing Co. Proj., Ser. H-6, 3.12%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	800,000	800,000
Johnston Welding & Fabric, Ser. B-1, 3.12%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	800,000	800,000
Moosic Realty Partners, LP Proj., Ser. A-1, 3.12%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	800,000	800,000
O’Neill Family, LLC, Ser. B-8, 3.12%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	2,000,000	2,000,000
Sage Properties, LLC Proj., Ser. G-12, 3.12%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	600,000	600,000
Savicor Associates, LP, Ser. H-10, 3.12%, VRDN, (LOC: PNC Finl. Svcs.
Group, Inc.)	1,100,000	1,100,000
Ser. 2001-B1, 3.12%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,000,000	1,000,000
Ser. 2001-B2, 3.12%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	900,000	900,000
Philadelphia, PA IDRB:
1100 Walnut Associates Proj., 3.25%, VRDN, (LOC: PNC Finl. Svcs. Group, Inc.)	1,600,000	1,600,000
Allied Corp. Proj., 3.25%, 11/01/2006, (Gtd. by Honeywell Intl., Inc.)	980,000	980,000
Philadelphia, PA Indl. Dev. PCRB, Allied Corp. Proj., VRDN, 3.25%, (Gtd. by
Honeywell Intl., Inc.)	1,010,000	1,010,000
Washington Cnty., PA IDRB, Engineered Products, Inc. Proj., Ser. A, 3.12%, VRDN,
(LOC: Citizens Banking Corp.)	640,000	640,000
Weld Cnty., CO RB, Mak Group Proj., 3.24%, VRDN, (LOC: Wells Fargo & Co.)	985,000	985,000
Westfield, IN EDRB, Standard Locknut, Inc. Proj., 3.24%, VRDN, (LOC: Wells
Fargo & Co.)	1,095,000	1,095,000
Westmoreland Cnty., PA IDA RB, White Consolidated Inds., Inc. Proj., 3.69%,
06/01/2006, (SPA: Bank of Nova Scotia)	5,875,000	5,875,000

		58,480,000

LEASE 0.7%
Midway, CA Sch. Dist. COP, Refinancing Proj., Ser. 2000, 3.10%, VRDN, (LOC:
Union Bank of California)	1,455,000	1,455,000

MISCELLANEOUS REVENUE 5.4%
Lancaster, PA IDA RB, Student Lodging, Inc. Proj., 3.12%, VRDN, (LOC: Fulton Finl.
Corp.)	2,500,000	2,500,000
New Jersey EDA RB, Bayonne Impt. Proj., Ser. B, 2.88%, VRDN, (LOC: SunTrust
Banks, Inc.)	1,000,000	1,000,000
Pennsylvania EDFA IDRB, Babcock & Wilcox Co., Ser. A-2, 3.27%, VRDN, (LOC: PNC
Finl. Svcs. Group, Inc.)	4,500,000	4,500,000

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

January 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Pennsylvania EDFA RRB, Wastewater Treatment, Sunoco, Inc. Proj., 3.14%, VRDN,
(Gtd. by Sunoco, Inc.)	$ 1,300,000	$1,300,000
Pennsylvania Higher Edl. Facs. Auth. RB, Honeysuckle Student Holding, Ser. A,
3.04%, VRDN, (LOC: Allied Irish Banks plc)	1,085,000	1,085,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, 3.09%, VRDN,
(Gtd. by Dow Chemical Co.)	1,600,000	1,600,000

		11,985,000

PORT AUTHORITY 0.9%
Pennsylvania EDFA RB, Port of Pittsburgh Commission, Ser. G-10, 3.12%, VRDN,
(LOC: PNC Finl. Svcs. Group, Inc.)	2,000,000	2,000,000

RESOURCE RECOVERY 5.2%
Schuylkill Cnty., PA IDA RRB, Northeastern Power Co., Ser. 1997A, 3.00%, VRDN,
(Gtd. by Dexia SA)	800,000	800,000
Washington Cnty., PA IDRB, Solid Waste Disposal, American Iron Oxide Co. Proj.,
3.52%, VRDN, (Liq.: Bank of Tokyo)	10,700,000	10,700,000

		11,500,000

SPECIAL TAX 2.0%
Denver, CO Urban Renewal Auth. Tax Increment RRB, Ser. A, 3.28%, VRDN,
(LOC: Zions Bancorp)	835,000	835,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax ROC, Ser. 99-7, 3.06%,
VRDN, (LOC: Citigroup, Inc. & Insd. by FGIC)	675,000	675,000
Puerto Rico Cmnwlth. Infrastructure Fin. Auth. TOC, Ser. Z6, 3.10%, VRDN, (Liq.:
Goldman Sachs Group, Inc. & Insd. by FGIC)	2,975,000	2,975,000

		4,485,000

TOBACCO REVENUE 0.5%
Tobacco Settlement Fin. Corp. of New York RB, PFOTER, 3.05%, VRDN, (SPA: Merrill
Lynch & Co., Inc.)	1,100,000	1,100,000

TRANSPORTATION 0.7%
New York Thruway Auth. RB, MSTR, 2.98%, VRDN, (SPA: Societe Generale)	1,400,000	1,400,000

UTILITY 4.4%
Carlton, WI PCRB, Wisconsin Power & Light Co. Proj., 3.12%, VRDN, (Gtd. by
Wisconsin Power & Light Co.)	1,800,000	1,800,000
Delaware EDA RB, Delmarva Power & Light Co. Proj., 3.10%, VRDN, (Gtd. by
Delmarva Power & Light Co.)	2,000,000	2,000,000
Lehigh Cnty., PA IDA PCRB, 3.05%, VRDN, (Insd. by FGIC & Liq: Merrill Lynch &
Co.)	5,000,000	5,000,000
Lehigh Cnty., PA IDA RB, Allegheny Electric Corp., Inc. Proj., 3.20%, VRDN, (LOC:
Rabobank Nederland)	755,000	755,000
Sweetwater Cnty., WY Env. Impt. RB, Pacificorp Proj., Ser. 1995, 3.04%, VRDN,
(LOC: Barclays plc)	200,000	200,000

		9,755,000

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

January 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 8.5%
Olcese, CA Water Dist. COP, Rio Bravo Water Delivery Proj., Ser. A, 3.65%,
VRDN, (SPA: Sumitomo Mitsui Banking Corp.) (cost $2,000,000)	$ 2,000,000	$2,000,000
Philadelphia, PA Water & Wastewater Facs. RB:
MTC, Ser. 1999-1, 3.52%, VRDN, (LOC: Commerzbank AG & Insd. by
AMBAC)	15,495,000	15,495,000
PFOTER, 3.05%, VRDN, (SPA: Merrill Lynch & Co., Inc. & Insd. by FSA)	300,000	300,000
Pittsburgh, PA Water & Sewer Auth. RB, Ser. 346, 3.07%, VRDN, (Liq.: Morgan
Stanley)	995,000	995,000

		18,790,000

Total Investments (cost $220,756,457) 99.7%		220,756,457
Other Assets and Liabilities 0.3%		725,797

Net Assets 100.0%		$221,482,254

VRDN Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2006.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity.
These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange
Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificates
PCRB	Pollution Control Revenue Bond
PFOTER	Putable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Securities Purchase Agreement
TOC	Tender Option Certificate

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

January 31, 2006

The following table shows the percent of total investments by geographic location as of January 31, 2006:

Pennsylvania	81.1%
California	5.9%
Illinois	2.0%
Delaware	1.9%
Puerto Rico	1.3%
New York	1.2%
Colorado	0.8%
Wisconsin	0.8%
Louisiana	0.7%
New Mexico	0.6%
Indiana	0.5%
New Jersey	0.5%
Wyoming	0.1%
Non-state specific	2.6%

100.0%

The following table shows the percent of total investments by credit quality as of January 31, 2006 (unaudited):

Tier 1	89.0%
Tier 2	11.0%

100.0%

The following table shows the percent of total investments by maturity as of January 31, 2006 (unaudited):

1 day	0.9%
2-7 days	94.9%
8-60 days	0.6%
121-240 days	2.7%
241+ days	0.9%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2006

Assets
Investments at amortized cost	$220,756,457
Receivable for Fund shares sold	10,753
Interest receivable	872,650
Prepaid expenses and other assets	17,252

Total assets	221,657,112

Liabilities
Dividends payable	97,573
Payable for Fund shares redeemed	1,740
Due to custodian bank	31,278
Advisory fee payable	2,182
Distribution Plan expenses payable	2,097
Due to other related parties	639
Accrued expenses and other liabilities	39,349

Total liabilities	174,858

Net assets	$221,482,254

Net assets represented by
Paid-in capital	$221,482,143
Undistributed net investment income	111

Total net assets	$221,482,254

Net assets consists of
Class A	$37,424,284
Class S	109,062,451
Class I	74,995,519

Total net assets	$221,482,254

Shares outstanding (unlimited number of shares authorized)
Class A	37,419,395
Class S	109,060,989
Class I	75,003,494

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Year Ended January 31, 2006

Investment income
Interest	$4,987,109

Expenses
Advisory fee	655,042
Distribution Plan expenses
Class A	85,107
Class S	592,563
Administrative services fee	109,174
Transfer agent fees	34,218
Trustees’ fees and expenses	2,911
Printing and postage expenses	24,052
Custodian and accounting fees	60,149
Registration and filing fees	53,471
Professional fees	19,688
Other	7,902

Total expenses	1,644,277
Less: Expense reductions	(11,749)
Expense reimbursements	(30)

Net expenses	1,632,498

Net investment income	3,354,611

Net realized gains or losses on:
Securities	9,960
Credit default swap transactions	(1,150)

Net realized gains on investments	8,810

Net increase in net assets resulting from operations	$3,363,421

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2006		2005

Operations
Net investment income		$3,354,611		$1,080,831
Net realized gains or losses on
investments		8,810		(1,670)

Net increase in net assets resulting from
operations		3,363,421		1,079,161

Distributions to shareholders from
Net investment income
Class A		(550,826)		(181,501)
Class S		(1,615,468)		(246,584)
Class I		(1,196,830)		(651,358)

Total distributions to shareholders		(3,363,124)		(1,079,443)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	76,072,008	76,072,008	57,153,608	57,153,608
Class S	629,194,940	629,194,940	113,012,818	113,012,818
Class I	152,641,744	152,641,744	139,238,696	139,238,696

		857,908,692		309,405,122

Net asset value of shares issued in
reinvestment of distributions
Class A	547,505	547,505	179,212	179,212
Class S	805,432	805,432	10,992	10,992
Class I	176,421	176,421	82,379	82,379

		1,529,358		272,583

Payment for shares redeemed
Class A	(65,145,326)	(65,145,326)	(63,040,243)	(63,040,243)
Class S	(583,203,878)	(583,203,878)	(121,656,122)	(121,656,122)
Class I	(143,610,257)	(143,610,257)	(149,397,002)	(149,397,002)

		(791,959,461)		(334,093,367)

Net increase (decrease) in net assets
resulting from capital share
transactions		67,478,589		(24,415,662)

Total increase (decrease) in net assets		67,478,886		(24,415,944)
Net assets
Beginning of period		154,003,368		178,419,312

End of period	$ 221,482,254		$ 154,003,368

Undistributed net investment income		$ 111		$ 334

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Pennsylvania Municipal Money Market Fund (the “Fund”) is a non-diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Institutional (“Class I”) shares. Class A, Class S and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

19

NOTES TO FINANCIAL STATEMENTS continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to dividend redesignation. During the year ended January 31, 2006, the following amounts were reclassified:

Undistributed net investment income	$ 8,290
Accumulated net realized gains on investments	(8,290)

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.36% and declining to 0.24% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2006, EIMC reimbursed other expenses in the amount of $30.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

20

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

On January 31, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2006, the components of distributable earnings on a tax basis consisted of undistributed exempt-interest income in the amount of $111.

The tax character of distributions paid was as follows:

	Year Ended January 31,

	2006	2005

Ordinary Income	$1,333	$0
Exempt-Interest Income	3,352,351	1,079,443
Long-term Capital Gain	9,440	0

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended January 31, 2006, the Fund had no borrowings under this agreement.

21

NOTES TO FINANCIAL STATEMENTS continued

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period

22

NOTES TO FINANCIAL STATEMENTS continued

of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Pennsylvania Municipal Money Market Fund, a series of Evergreen Money Market Trust, as of January 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2006 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Pennsylvania Municipal Money Market Fund, as of January 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
March 24, 2006

24

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $9,440 for the fiscal year ended January 31, 2006.

For the fiscal year ended January 31, 2006, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, other than alternative minimum tax and Pennsylvania state income tax is 99.68% .

25

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September 2005. At a meeting of the full Board of Trustees later in September 2005, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

26

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affil-iates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

The Board of Trustees also considered that certain of the money market funds managed by EIMC are offered in connection with cash sweep arrangements and similar services made available by affiliates of EIMC to their customers. The Trustees considered that EIMC and its affiliates benefit from the availability of those Evergreen funds and the distribution and shareholder services fees paid by those Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the

27

ADDITIONAL INFORMATION (unaudited) continued

reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have brought to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund performed in the first quintile over recently completed one-, three-, and five-year periods.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was at the median of fees paid by comparable funds.

28

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the funds.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

29

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30

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

565212 rv3 3/2006

Evergreen Treasury Money Market Fund

Evergreen

TREASURY MONEY MARKET FUND

Annual Report
as of January 31, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
21	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
22	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

March 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Treasury Money Market Fund, which covers the twelve-month period ended January 31, 2006.

The U.S. financial markets had to navigate through some choppy seas during the past twelve months. Uncertainty was prevalent as questions surfaced about the sustainability of economic growth, tighter monetary policy, surging oil prices, moderating profit growth, and an increase in inflation. Geopolitical tensions continued and the Gulf region suffered enormous damage from the hurricanes. Not surprisingly, each of these events combined at various times during the year to increase market volatility. Throughout these turbulent times, the portfolio management teams of Evergreen’s money market funds employed a variety of strategies to manage portfolios in a rising yield environment and enhance portfolio returns, in both the taxable and tax-advantaged markets.

Over the course of the investment period, economic reports frequently delivered confusing signals. While growth was expected to moderate as the expansion matured, the economy showed surprising strength, particularly in the third quarter, as Gross Domestic Product (“GDP”) grew in excess of 4%, despite the hurricanes and the spike in inflation. The effects of higher energy prices and tighter monetary policy became evident in the last quarter of 2005 as initial readings for GDP growth barely exceeded 1%. The conflicting data was often subject to interpretation and the consequence for investors was a frequent bout of market volatility. While many debated whether or not

1

LETTER TO SHAREHOLDERS continued

the short-term volatility was an indication of pending weakness, Evergreen’s Investment Strategy Committee focused on the breadth of economic output, particularly personal consumption and capital investment. Though the rate of growth in each was moderating from unusually high levels, we believed it would lead to a more sustainable, and ultimately less inflationary, pace for the expansion. The fundamentals, though no longer great, were still pretty good in our view, and our portfolio teams based many of their investment decisions on these positive macro-economic trends.

Despite the mixed signals from the economy, the Federal Reserve (“Fed”) maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined in their efforts to prevent alarming increases in inflation, raising their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term market interest rates continued to decline and the extent of the yield curve’s flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

In this environment, the portfolio managers of Evergreen’s money market funds attempted to focus on the aforementioned market fundamentals, as well as the timing of Fed meetings. Each increase in the Fed’s target for its benchmark rate would result in a “resetting” of rates at the short end of the yield curve, enabling the teams to pursue higher income potential. In addition, many of our analysts and portfolio managers used a variety of short-term securities to capture yield, in

2

LETTER TO SHAREHOLDERS continued

order to provide our investors with the stability and liquidity necessary to balance exposure within their diversified long-term portfolios.

We continue to recommend that investors maintain their diversified strategies, including exposure to money market funds, within their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of January 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen

• Bryan K. White, CFA

• Sheila Nye

PERFORMANCE AND RETURNS*
Portfolio inception date: 3/6/1991
	Class A	Class S	Class I
Class inception date	3/6/1991	6/30/2000	3/6/1991

Nasdaq symbol	ETAXX	N/A	ETYXX

Average annual return

1-year	2.58%	2.28%	2.89%

5-year	1.56%	1.27%	1.87%

10-year	3.21%	3.05%	3.52%

7-day annualized yield	3.52%	3.22%	3.82%

30-day annualized yield	3.41%	3.11%	3.71%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class S prior to its inception is based on the performance of Class A, one of the original classes offered along with Class I. The historical returns for Class S have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

All data is as of January 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2005	1/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,015.47	$ 3.71
Class S	$ 1,000.00	$ 1,013.95	$ 5.23
Class I	$ 1,000.00	$ 1,017.01	$ 2.19
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.53	$ 3.72
Class S	$ 1,000.00	$ 1,020.01	$ 5.24
Class I	$ 1,000.00	$ 1,023.04	$ 2.19

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.73% for Class A, 1.03% for Class S and 0.43% for Class I), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS A	2006	2005	2004	2003	2002

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations
Net investment income (loss)	0.03	0.01	0	0.01	0.03

Distributions to shareholders from
Net investment income	(0.03)	(0.01)	0[1]	(0.01)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.58%	0.73%	0.38%	1.14%	3.00%

Ratios and supplemental data
Net assets, end of period (millions)	$ 482	$ 478	$ 525	$ 773	$ 752
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.72%	0.73%	0.75%	0.73%	0.70%
Expenses excluding waivers/reimbursements and expense reductions	0.72%	0.73%	0.75%	0.73%	0.70%
Net investment income (loss)	2.57%	0.72%	0.38%	1.13%	2.98%

1 Amount represents less than $0.005 per share.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS S	2006	2005	2004	2003	2002

Net asset value, beginning of period	$1.00	$1.00	$1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0	0	0.01	0.03

Distributions to shareholders from
Net investment income	(0.02)	0[1]	0[1]	(0.01)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$ 1.00	$ 1.00

Total return	2.28%	0.44%	0.11%	0.84%	2.70%

Ratios and supplemental data
Net assets, end of period (millions)	$ 922	$ 761	$ 856	$1,484	$1,826
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.02%	1.01%	1.02%	1.03%	1.00%
Expenses excluding waivers/reimbursements and expense reductions	1.02%	1.02%	1.05%	1.03%	1.00%
Net investment income (loss)	2.26%	0.43%	0.12%	0.85%	2.71%

1 Amount represents less than $ 0.005 per share.

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,

CLASS I1	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.03	0.01	0.01	0.01	0.03

Distributions to shareholders from
Net investment income	(0.03)	(0.01)	(0.01)	(0.01)	(0.03)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.89%	1.03%	0.68%	1.44%	3.31%

Ratios and supplemental data
Net assets, end of period (millions)	$1,306	$1,145	$1,652	$1,201	$1,005
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.42%	0.43%	0.45%	0.43%	0.40%
Expenses excluding waivers/reimbursements and expense reductions	0.42%	0.43%	0.45%	0.43%	0.40%
Net investment income (loss)	2.87%	0.97%	0.66%	1.42%	3.21%

1 Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

January 31, 2006

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS 16.7%
U.S. Treasury Notes:
1.50%, 03/31/2006	$ 65,000,000	$64,806,698
1.625%, 02/28/2006	60,000,000	59,940,564
2.25%, 04/30/2006	50,000,000	49,866,951
2.50%, 05/31/2006 - 10/31/2006	220,000,000	218,375,670
2.75%, 06/30/2006 - 07/31/2006	60,000,000	59,754,712

Total U.S. Treasury Obligations (cost $452,744,595)		452,744,595

REPURCHASE AGREEMENTS * 83.4%
ABN AMRO, Inc., Avg. rate of 4.38%, dated 1/30/2006, maturing 2/6/2006;
maturity value $80,068,156 (1) **	80,000,000	80,000,000
Bank of America Corp., Avg. rate of 4.38%, dated 1/30/2006, maturing
2/6/2006; maturity value $150,127,875 (2) **	150,000,000	150,000,000
Barclays plc, 4.37%, dated 1/31/2006, maturing 2/1/2006; maturity value
$450,054,625 (3)	450,000,000	450,000,000
Citigroup, Inc., Avg. rate of 4.43%, dated 1/30/2006, maturing 2/6/2006;
maturity value $100,086,056 (4) **	100,000,000	100,000,000
Credit Suisse First Boston, LLC, Avg. rate of 4.39%, dated 1/30/2006, maturing
2/6/2006; maturity value $150,128,167 (5) **	150,000,000	150,000,000
Deutsche Bank AG:
Avg. rate of 4.39%, dated 1/30/2006, maturing 2/6/2006; maturity value
$150,127,917 (6) **	150,000,000	150,000,000
Avg. rate of 4.45%, dated 1/30/2006, maturing 2/6/2006; maturity value
$100,086,500 (6) **	100,000,000	100,000,000
Greenwich Capital Markets, Inc., Avg. rate of 4.38%, dated 1/30/2006, maturing
2/6/2006; maturity value $80,068,111 (7) **	80,000,000	80,000,000
HSBC Holdings plc, Avg. rate of 4.39%, dated 1/30/2006, maturing 2/6/2006;
maturity value $150,128,083 (8) **	150,000,000	150,000,000
Lehman Brothers Holdings, Inc., Avg. rate of 4.38%, dated 1/30/2006, maturing
2/6/2006; maturity value $150,127,750 (9) **	150,000,000	150,000,000
Merrill Lynch & Co., Inc., 4.37%, dated 1/31/2006, maturing 2/1/2006; maturity
value $130,015,781 (10)	130,000,000	130,000,000
Morgan Stanley, Avg. rate of 4.38%, dated 1/30/2006, maturing 2/6/2006;
maturity value $150,127,708 (11) **	150,000,000	150,000,000
RBC Dain Rauscher Corp., Avg. rate of 4.39%, dated 1/30/2006, maturing
2/6/2006; maturity value $80,068,244 (12) **	80,000,000	80,000,000
Societe Generale:
4.33%, dated 1/31/2006, maturing 2/1/2006; maturity value
$119,543,576 (13)	119,529,199	119,529,199
4.37%, dated 1/31/2006, maturing 2/1/2006; maturity value
$20,002,428 (14)	20,000,000	20,000,000
UBS AG:
4.37%, dated 1/31/2006, maturing 2/1/2006; maturity value
$100,012,139 (15)	100,000,000	100,000,000
4.43%, dated 1/31/2006, maturing 2/1/2006; maturity value
$100,012,306 (16)	100,000,000	100,000,000

Total Repurchase Agreements (cost $2,259,529,199)		2,259,529,199

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

January 31, 2006

Value

Total Investments (cost $2,712,273,794) 100.1%	$2,712,273,794
Other Assets and Liabilities (0.1%)	(2,666,531)

Net Assets 100.0%	$2,709,607,263

*	Collateralized by:
	(1)	$83,022,000 U.S. Treasury Bill, 0.00%, 6/22/2006, value is $81,600,663.
	(2)	$130,427,000 TIPS, 2.375%, 1/15/2025, value including accrued interest is $143,278,461; $9,729,000 U.S.
Treasury Note, 2.375%, 8/15/2006, value including accrued interest is $9,721,868.
	(3)	$62,843,000 U.S. Treasury Notes, 3.00% to 3.875%, 12/31/2006 to 5/15/2010, value including accrued interest is
$61,861,802; $248,557,000 U.S. Treasury Bonds, 6.375% to 10.625%, 8/15/2015 to 8/15/2027, value including accrued interest is $345,539,497; $52,731,000 U.S. Treasury Bill, 0.00%, 7/27/2006, value is $51,600,975.
	(4)	$1,348,931,796 GNMA, 4.00% to 9.00%, 5/15/2013 to 11/15/2037, value including accrued interest is
$102,000,000.
	(5)	$120,214,000 TIPS, 3.625% to 3.875%, 1/15/2008 to 1/15/2009, value including accrued interest is
$153,000,636.
	(6)	$119,872,000 TIPS, 3.625% to 4.25%, 1/15/2008 to 1/15/2010, value including accrued interest is
$152,782,367; $132,938,509 GNMA, 5.00% to 5.50%, 10/15/2034, value including accrued interest is
$102,218,379. This collateral was allocated on a pro-rata split such that sufficient collateral was applied to the respective repurchase agreements.
	(7)	$81,657,000 U.S. Treasury Notes, 3.625% to 4.125%, 1/15/2010 to 8/15/2010, value including accrued interest is
$81,600,764.
	(8)	$298,013,080 U.S. Treasury STRIPS, 0.00%, 2/15/2014 to 8/15/2028, value is $153,001,544.
	(9)	$321,460,349 U.S. Treasury STRIPS, 0.00%, 8/15/2009 to 11/15/2026, value is $153,003,245.
	(10)	$132,955,000 U.S. Treasury Note, 4.375%, 1/31/2008, value including accrued interest is $132,601,343.
	(11)	$252,027,000 U.S. Treasury STRIPS, 0.00%, 11/15/2016, value is $153,000,551.
	(12)	$56,817,000 U.S. Treasury Bonds, 7.125% to 8.50%, 2/15/2020 to 2/15/2023, value including accrued interest is
$80,000,615.
	(13)	$109,000,000 TIPS, 1.875%, 7/15/2013, value including accrued interest is $116,429,528; $5,480,000 U.S.
Treasury Note, 4.25%, 10/15/2010, value including accrued interest is $5,490,685.
	(14)	$20,333,000 U.S. Treasury Note, 3.75%, 3/31/2007, value including accrued interest is $20,400,744.
	(15)	$97,320,000 TIPS, 2.00%, 7/15/2014, value including accrued interest is $102,001,335.
	(16)	$394,207,580 GNMA, 3.50% to 13.00%, 4/15/2006 to 1/15/2036, value including accrued interest is
$102,000,145.
**	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

Summary of Abbreviations
GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities
TIPS	Treasury Inflation-Protected Securities

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

January 31, 2006

The following table shows the percent of total investments by credit quality as of January 31, 2006 (unaudited):

Tier 1	100.0%

The following table shows the percent of total investments by maturity as of January 31, 2006 (unaudited):

1 day	33.9%
2-7 days	49.4%
8-60 days	4.6%
61-120 days	5.3%
121-240 days	2.2%
241+ days	4.6%

100.0%

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2006

Assets
Investments in securities	$452,744,595
Investments in repurchase agreements	2,259,529,199

Investments at amortized cost	2,712,273,794
Receivable for Fund shares sold	19,061
Interest receivable	2,920,843
Prepaid expenses and other assets	15,489

Total assets	2,715,229,187

Liabilities
Dividends payable	5,058,762
Payable for Fund shares redeemed	4,885
Advisory fee payable	23,006
Distribution Plan expenses payable	19,094
Due to other related parties	17,406
Accrued expenses and other liabilities	498,771

Total liabilities	5,621,924

Net assets	$2,709,607,263

Net assets represented by
Paid-in capital	$2,710,817,646
Undistributed net investment income	21,679
Accumulated net realized losses on investments	(1,232,062)

Total net assets	$2,709,607,263

Net assets consists of
Class A	$481,983,167
Class S	922,054,940
Class I	1,305,569,156

Total net assets	$2,709,607,263

Shares outstanding (unlimited number of shares authorized)
Class A	482,411,817
Class S	922,448,373
Class I	1,306,208,213

Net asset value per share
Class A	$1.00
Class S	$1.00
Class I	$1.00

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Year Ended January 31, 2006

Investment income
Interest	$90,834,918

Expenses
Advisory fee	8,553,779
Distribution Plan expenses
Class A	1,422,732
Class S	4,784,929
Administrative services fee	1,655,570
Transfer agent fees	599,020
Trustees’ fees and expenses	38,603
Printing and postage expenses	115,436
Custodian and accounting fees	584,799
Registration and filing fees	31,781
Professional fees	63,076
Other	57,045

Total expenses	17,906,770
Less: Expense reductions	(42,624)
Expense reimbursements	(468)

Net expenses	17,863,678

Net investment income	72,971,240

Net realized losses on investments	(620,577)

Net increase in net assets resulting from operations	$72,350,663

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2006		2005

Operations
Net investment income		$72,971,240		$21,976,565
Net realized losses on investments		(620,577)		(595,192)

Net increase in net assets resulting
from operations		72,350,663		21,381,373

Distributions to shareholders
from
Net investment income
Class A		(12,185,086)		(3,500,482)
Class S		(18,034,613)		(3,240,261)
Class I		(42,751,198)		(15,233,318)

Total distributions to shareholders		(72,970,897)		(21,974,061)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,679,129,745	1,679,129,745	1,625,808,053	1,625,808,053
Class S	3,409,482,607	3,409,482,607	799,421,821	799,421,821
Class I	4,908,210,033	4,908,210,033	4,614,933,419	4,614,933,419

		9,996,822,385		7,040,163,293

Net asset value of shares issued in
reinvestment of distributions
Class A	2,144,356	2,144,356	713,402	713,402
Class S	6,870,748	6,870,748	162,150	162,150
Class I	990,054	990,054	430,134	430,134

		10,005,158		1,305,686

Payment for shares redeemed
Class A	(1,676,937,500)	(1,676,937,500)	(1,673,560,172)	(1,673,560,172)
Class S	(3,255,430,778)	(3,255,430,778)	(893,750,355)	(893,750,355)
Class I	(5,668,346,715)	(5,668,346,715)	(5,122,154,149)	(5,122,154,149)

		(10,600,714,993)		(7,689,464,676)

Net asset value of shares issued in
acquisition
Class I	919,887,413	919,870,981	0	0

Net increase (decrease) in net assets
resulting from capital share
transactions		325,983,531		(647,995,697)

Total increase (decrease) in net assets		325,363,297		(648,588,385)
Net assets
Beginning of period		2,384,243,966		3,032,832,351

End of period		$2,709,607,263		$2,384,243,966

Undistributed net investment income		$21,679		$21,336

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Treasury Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class S and Institutional (“Class I”) shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distribu-

16

NOTES TO FINANCIAL STATEMENTS continued

tions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to certain capital loss carryovers assumed as a result of acquisitions. During the year ended January 31, 2006, the following amounts were reclassified:

Paid-in capital	$16,293
Accumulated net realized losses on investments	(16,293)

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.31% and declining to 0.15% as average daily net assets increase. Prior to January 1, 2006, the Fund paid EIMC an annual fee of 0.31% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2006, EIMC reimbursed other expenses in the amount of $468.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

17

NOTES TO FINANCIAL STATEMENTS continued

5. ACQUISITION

Effective at the close of business on March 18, 2005, the Fund acquired the net assets of SouthTrust U.S. Treasury Money Market Fund in a tax-free exchange for Class I shares of the Fund. Shares were issued to Class I shares of SouthTrust U.S. Treasury Money Market Fund at an exchange ratio of 1.00 for Class I shares of the Fund. The aggregate net assets of the Fund and SouthTrust U.S. Treasury Money Market Fund immediately prior to the acquisition were $2,045,789,998 and $919,870,981, respectively. The aggregate net assets of the Fund immediately after the acquisition were $2,965,660,979.

6. SECURITIES TRANSACTIONS

On January 31, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of January 31, 2006, the Fund had $1,232,062 in capital loss carryovers for federal income tax purposes with $16,293 expiring in 2013 and $1,215,769 expiring in 2014.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2006, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2006, the components of distributable earnings on a tax basis consisted of undistributed ordinary income in the amount of $21,679 and capital loss carryovers in the amount of $1,232,062.

The tax character of distributions paid were $72,970,897 and $21,974,061 of ordinary income for the years ended January 31, 2006 and January 31, 2005, respectively.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

18

NOTES TO FINANCIAL STATEMENTS continued

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended January 31, 2006, the Fund had no borrowings under this agreement.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS

19

NOTES TO FINANCIAL STATEMENTS continued

for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

20

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Treasury Money Market Fund, a series of Evergreen Money Market Trust, as of January 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2006 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Treasury Money Market Fund, as of January 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
March 24, 2006

21

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September 2005. At a meeting of the full Board of Trustees later in September 2005, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

22

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affil-iates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

The Board of Trustees also considered that certain of the money market funds managed by EIMC are offered in connection with cash sweep arrangements and similar services made available by affiliates of EIMC to their customers. The Trustees considered that EIMC and its affiliates benefit from the availability of those Evergreen funds and the distribution and shareholder services fees paid by those Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the

23

ADDITIONAL INFORMATION (unaudited) continued

reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have brought to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund performed in the first quintile over recently completed one- and five-year periods and performed in the second quintile over the recently completed three-year period.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was higher than most of the fees paid by comparable funds, although the Trustees concluded that the fees

24

ADDITIONAL INFORMATION (unaudited) continued

were not unreasonable in light of the Fund’s investment performance and the services provided by EIMC and EIS.

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the funds.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

25

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26

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

565214 RV3 3/2006

Evergreen U.S. Government Money Market Fund

Evergreen

U.S. GOVERNMENT MONEY MARKET FUND

Annual Report
as of January 31, 2006

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
11	STATEMENT OF ASSETS AND LIABILITIES
12	STATEMENT OF OPERATIONS
13	STATEMENTS OF CHANGES IN NET ASSETS
14	NOTES TO FINANCIAL STATEMENTS
19	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
20	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation's other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

Dennis H. Ferro
President and Chief
Executive Officer

LETTER TO SHAREHOLDERS

March 2006

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen U.S. Government Money Market Fund, which covers the twelve-month period ended January 31, 2006.

The U.S. financial markets had to navigate through some choppy seas during the past twelve months. Uncertainty was prevalent as questions surfaced about the sustainability of economic growth, tighter monetary policy, surging oil prices, moderating profit growth, and an increase in inflation. Geopolitical tensions continued and the Gulf region suffered enormous damage from the hurricanes. Not surprisingly, each of these events combined at various times during the year to increase market volatility. Throughout these turbulent times, the portfolio management teams of Evergreen’s money market funds employed a variety of strategies to manage portfolios in a rising yield environment and enhance portfolio returns, in both the taxable and tax-advantaged markets.

Over the course of the investment period, economic reports frequently delivered confusing signals. While growth was expected to moderate as the expansion matured, the economy showed surprising strength, particularly in the third quarter, as Gross Domestic Product (“GDP”) grew in excess of 4%, despite the hurricanes and the spike in inflation. The effects of higher energy prices and tighter monetary policy became evident in the last quarter of 2005 as initial readings for GDP growth barely exceeded 1%. The conflicting data was often subject to interpretation and the consequence for investors was a frequent bout of market volatility. While many debated whether or not

1

LETTER TO SHAREHOLDERS continued

the short-term volatility was an indication of pending weakness, Evergreen’s Investment Strategy Committee focused on the breadth of economic output, particularly personal consumption and capital investment. Though the rate of growth in each was moderating from unusually high levels, we believed it would lead to a more sustainable, and ultimately less inflationary, pace for the expansion. The fundamentals, though no longer great, were still pretty good in our view, and our portfolio teams based many of their investment decisions on these positive macro-economic trends.

Despite the mixed signals from the economy, the Federal Reserve (“Fed”) maintained its strategy of gradually raising short-term interest rates. Considering that monetary policy had been stimulative for most of the prior three years, central bankers were determined in their efforts to prevent alarming increases in inflation, raising their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term market interest rates continued to decline and the extent of the yield curve’s flattening had many on Wall Street debating its meaning. Given our forecast for more moderate levels of growth in consumption and investment supporting a sustainable expansion, we viewed the yield curve’s message as confidence in the Fed’s ability to prevent long-term inflation. In addition, higher oil prices would likely serve to dampen output and we believed the absence of significant wage pressures would enable the Fed to continue on with its less stimulative, rather than more restrictive, path for monetary policy.

In this environment, the portfolio managers of Evergreen’s money market funds attempted to focus on the aforementioned market fundamentals, as well as the timing of Fed meetings. Each increase in the Fed’s target for its benchmark rate would result in a “resetting” of rates at the short end of the yield curve, enabling the teams to pursue higher income potential. In addition, many of our analysts and portfolio managers used a variety of short-term securities to capture yield, in

2

LETTER TO SHAREHOLDERS continued

order to provide our investors with the stability and liquidity necessary to balance exposure within their diversified long-term portfolios.

We continue to recommend that investors maintain their diversified strategies, including exposure to money market funds, within their long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of January 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• J. Kellie Allen

• Bryan K. White, CFA

• Sheila Nye

PERFORMANCE AND RETURNS*

Portfolio inception date: 6/26/2001

	Class A	Class S1
Class inception date	6/26/2001	6/26/2001

Nasdaq symbol	EGAXX	N/A

Average annual return

1-year	2.61%	2.30%

Since portfolio inception	1.28%	1.11%

7-day annualized yield	3.72%	3.41%

30-day annualized yield	3.66%	3.35%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. To obtain performance information current to the most recent month-end for Class A, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S1. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S1.

The advisor is waiving a portion of its advisory fee and reimbursing the fund for a portion of other expenses. Had the fees and expenses not been waived or reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for Classes A and S1 without which returns for Classes A and S1 would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class S1 shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund’s distributor.

The fund’s investment objective is nonfundamental and may be changed without a vote of the fund’s shareholders.

Yields are based on net investment income for the stated periods and annualized.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

All data is as of January 31, 2006, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2005 to January 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	8/1/2005	1/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,016.18	$ 3.46
Class S1	$ 1,000.00	$ 1,014.63	$ 4.98
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.78	$ 3.47
Class S1	$ 1,000.00	$ 1,020.27	$ 4.99

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.68% for Class A and 0.98% for Class S1), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Year Ended January 31,

CLASS A	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.03	0.01	0	0.01	0.01

Distributions to shareholders from
Net investment income	(0.03)	(0.01)	0[2]	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.61%	0.68%	0.26%	1.01%	1.33%

Ratios and supplemental data
Net assets, end of period (thousands)	$644,783	$901,382	$2,115,472	$3,979,856	$3,774,155
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.74%	0.88%	0.93%	0.88%	0.88%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.98%	1.08%	1.05%	1.04%	1.05%[3]
Net investment income (loss)	2.50%	0.57%	0.27%	1.00%	1.57%[3]

1 For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.
2 Amount represents less than $0.005 per share.
3 Annualized
See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Year Ended January 31,

CLASS S1	2006	2005	2004	2003	2002[1]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income (loss)	0.02	0	0	0.01	0.01

Distributions to shareholders from
Net investment income	(0.02)	0[2]	0[2]	(0.01)	(0.01)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	2.30%	0.45%	0.15%	0.99%	1.24%

Ratios and supplemental data
Net assets, end of period (thousands)	$372,904	$351,433	$266,596	$431,731	$390,392
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.03%	1.10%	1.04%	0.90%	0.90%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.27%	1.32%	1.35%	1.34%	1.37%[3]
Net investment income (loss)	2.34%	0.61%	0.16%	0.97%	1.56%[3]

1 For the period from June 26, 2001 (commencemen t of class operations), to January 31, 2002.
2 Amount represents less than $0.005 per share.
3 Annualized
See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

January 31, 2006	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 52.9%
FAMC:
4.28%, 03/31/2006	$ 20,000,000	$ 19,862,089
4.78%, 11/30/2006 +	5,000,000	4,811,250
5.30%, 04/24/2006	5,000,000	5,008,743
FFCB, FRN:
4.50%, 02/02/2006	65,000,000	64,991,257
4.51%, 02/02/2006	35,000,000	34,995,481
FHLB:
2.375%, 02/15/2006	40,000,000	39,969,274
3.50%, 04/25/2006 – 08/15/2006	12,135,000	12,098,764
3.75%, 09/28/2006	4,750,000	4,723,057
4.75%, 12/29/2006	10,000,000	9,996,450
FRN:
4.40%, 04/05/2006	25,000,000	24,988,480
4.49%, 02/02/2006	50,000,000	49,993,646
FHLMC:
1.875%, 02/15/2006	5,000,000	4,996,639
2.00%, 02/27/2006	20,000,000	19,965,018
2.75%, 08/15/2006	44,889,000	44,450,797
3.00%, 09/07/2006 – 09/29/2006	32,690,000	32,394,793
4.00%, 08/11/2006	12,895,000	12,893,011
4.55%, 05/30/2006 +	20,000,000	19,712,539
4.80%, 02/12/2007	15,000,000	14,999,275
FNMA:
2.25%, 02/28/2006	20,000,000	19,968,122
2.50%, 06/15/2006	20,000,000	19,912,871
3.01%, 06/02/2006	15,000,000	14,963,963
4.30%, 06/30/2006 +	4,031,000	3,962,429
4.49%, 04/03/2006 +	10,255,000	10,178,891
4.60%, 05/01/2006 +	10,000,000	9,888,997
5.50%, 02/15/2006	38,884,000	38,901,752

Total U.S. Government & Agency Obligations (cost $538,627,588)		538,627,588

REPURCHASE AGREEMENTS* 47.7%
Bank of America Corp., 4.44%, dated 1/31/2006, maturing 2/1/2006;
maturity value $200,024,667(1)	200,000,000	200,000,000
Barclays plc, 4.37%, dated 1/31/2006, maturing 2/1/2006;
maturity value $40,241,472(2)	40,236,588	40,236,588
Deutsche Bank AG, 4.42%, dated 1/31/2006, maturing 2/1/2006;
maturity value $200,024,556(3)	200,000,000	200,000,000
Societe Generale, 4.37%, dated 1/31/2006, maturing 2/1/2006;
maturity value $45,005,463(4)	45,000,000	45,000,000

Total Repurchase Agreements (cost $485,236,588)		485,236,588

Total Investments (cost $1,023,864,176) 100.6%		1,023,864,176
Other Assets and Liabilities (0.6%)		(6,177,531)

Net Assets 100.0%		$ 1,017,686,645

See Notes to Financial Statements
9

SCHEDULE OF INVESTMENTS continued

January 31, 2006

+	Zero coupon bond. The rate shown represents the yield to maturity at date of purchase.
*	Collateralized by:
	(1)	$204,457,000 FHLMC, 0.00% to 3.75%, 3/3/2006 to 3/15/2007, value including accrued interest is
$204,000,933.
	(2)	$56,448,326 STRIPS, 0.00%, 2/15/2013, value is $41,041,320.
	(3)	$117,675,000 FNMA, 0.00% to 3.50%, 3/13/2006 to 1/28/2008, value including accrued interest is
$116,870,570; $77,750,000 FHLB, 2.75%, 3/14/2006, value including accrued interest is $75,405,470;
$11,525,000 FHLMC, 4.79%, 8/4/2010, value including accrued interest is $11,724,392.
	(4)	$32,554,000 U.S. Treasury Bond, 0.875% to 6.625%, 4/15/2010 to 4/15/2028, value including accrued interest is $45,901,161.

Summary of Abbreviations
FAMC	Federal Agricultural Mortgage Corp.
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
STRIPS	Separately Traded Registered Interest and Principal Securities

The following table shows the percent of total investments by credit quality as of January 31, 2006 (unaudited):
Tier 1	100.0%

The following table shows the percent of total investments by maturity as of January 31, 2006 (unaudited):
1 day	47.4%
2 – 7 days	14.6%
8 – 60 days	14.0%
61 – 120 days	7.4%
121 – 240 days	12.2%
241 + days	4.4%

100.0%

See Notes to Financial Statements
10

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2006

Assets
Investments in securities	$ 538,627,588
Investments in repurchase agreements	485,236,588

Investments at amortized cost	1,023,864,176
Receivable for Fund shares sold	47,111
Interest receivable	4,356,951
Prepaid expenses and other assets	6,538

Total assets	1,028,274,776

Liabilities
Payable for securities purchased	9,888,997
Payable for Fund shares redeemed	463,604
Advisory fee payable	8,453
Distribution Plan expenses payable	11,403
Due to other related parties	14,398
Accrued expenses and other liabilities	201,276

Total liabilities	10,588,131

Net assets	$ 1,017,686,645

Net assets represented by
Paid-in capital	$ 1,017,903,467
Undistributed net investment income	72,148
Accumulated net realized losses on investments	(288,970)

Total net assets	$ 1,017,686,645

Net assets consists of
Class A	$ 644,782,501
Class S1	372,904,144

Total net assets	$ 1,017,686,645

Shares outstanding (unlimited number of shares authorized)
Class A	644,933,089
Class S1	372,970,377

Net asset value per share
Class A	$ 1.00
Class S1	$ 1.00

See Notes to Financial Statements
11

STATEMENT OF OPERATIONS

Year Ended January 31, 2006

Investment income
Interest	$ 34,686,238

Expenses
Advisory fee	3,920,343
Distribution Plan expenses
Class A	2,177,718
Class B #	1,211
Class C #	877
Class S1	1,988,829
Administrative services fee	634,554
Transfer agent fees	2,108,292
Trustees’ fees and expenses	15,188
Printing and postage expenses	109,864
Custodian and accounting fees	254,210
Registration and filing fees	63,971
Professional fees	44,405
Other	27,090

Total expenses	11,346,552
Less: Expense reductions	(15,367)
Fee waivers and expense reimbursements	(2,540,559)

Net expenses	8,790,626

Net investment income	25,895,612

Net realized losses on investments	(164,808)

Net increase in net assets resulting from operations	$ 25,730,804

# Effective at the close of business on March 7, 2005, Class B and Class C shares of the Fund were liquidated.

See Notes to Financial Statements
12

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended January 31,

	2006 (a)		2005

Operations
Net investment income	$ 25,895,612		$ 8,319,961
Net realized losses on investments	(164,808)		(116,883)

Net increase in net assets resulting
from operations	25,730,804		8,203,078

Distributions to shareholders from
Net investment income
Class A	(18,154,269)		(6,767,789)
Class B	(1,233)		(2,922)
Class C	(892)		(3,556)
Class S1	(7,750,612)		(1,554,256)
Class I	(63)		(313)

Total distributions to shareholders	(25,907,069)		(8,328,836)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	6,235,967,144	6,235,967,144	6,579,249,473	6,579,249,473
Class B	0	0	1,453,445	1,453,445
Class C	0	0	1,274,278	1,274,278
Class S1	2,410,433,676	2,410,433,676	1,443,066,563	1,443,066,563

		8,646,400,820		8,025,043,759

Net asset value of shares issued in
reinvestment of distributions
Class A	18,160,684	18,160,684	6,749,789	6,749,789
Class B	935	935	2,810	2,810
Class C	363	363	2,323	2,323
Class S1	7,750,610	7,750,610	1,529,608	1,529,608
Class I	51	51	313	313

		25,912,643		8,284,843

Automatic conversion of Class B
shares to Class A shares
Class A	0	0	6,076	6,076
Class B	0	0	(6,076)	(6,076)

		0		0

Payment for shares redeemed
Class A	(6,510,600,656)	(6,510,600,656)	(7,799,982,107)	(7,799,982,107)
Class B	(1,316,936)	(1,316,936)	(358,570)	(358,570)
Class C	(1,094,172)	(1,094,172)	(2,318,202)	(2,318,202)
Class S1	(2,396,663,404)	(2,396,663,404)	(1,359,746,877)	(1,359,746,877)
Class I	(32,322)	(32,322)	(1,134)	(1,134)

		(8,909,707,490)		(9,162,406,890)

Net decrease in net assets resulting
from capital share transactions		(237,394,027)		(1,129,078,288)

Total decrease in net assets		(237,570,292)		(1,129,204,046)
Net assets
Beginning of period		1,255,256,937		2,384,460,983

End of period	$ 1,017,686,645		$ 1,255,256,937

Undistributed net investment income	$ 72,148		$ 83,605

(a) Effective at the close of business on March 7, 2005, Class B, Class C and Class I shares of the Fund were liquidated.

See Notes to Financial Statements
13

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen U.S. Government Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A and Class S1 shares. Class A and Class S1 shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares pays an ongoing distribution fee.

Effective at the close of business on March 7, 2005, Class B, Class C and Class I shares of the Fund were liquidated. Shareholders of Class B, Class C and Class I received the corresponding class of shares of Evergreen Money Market Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

14

NOTES TO FINANCIAL STATEMENTS continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.30% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended January 31, 2006, EIMC waived its advisory fee in the amount of $740,313 and reimbursed other expenses in the amount of $1,800,246.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended January 31, 2006 the transfer agent fees were equivalent to an annual rate of 0.20% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S1 shares.

5. SECURITIES TRANSACTIONS

On January 31, 2006, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

15

NOTES TO FINANCIAL STATEMENTS continued

As of January 31, 2006, the Fund had $251,626 in capital loss carryovers for federal income tax purposes with $7,279 expiring in 2012, $116,744 expiring in 2013 and $127,603 expiring in 2014.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of January 31, 2006 the Fund incurred and will elect to defer post-October capital losses of $37,344.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2006, the components of distributable earnings on a tax basis consisted of undistributed ordinary income in the amount of $72,148 and capital loss carryover and post-October loss in the amount of $288,970.

The tax character of distributions paid was as follows:

	Year Ended January 31,

	2006	2005

Ordinary Income	$25,907,069	$ 8,328,836

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are

16

NOTES TO FINANCIAL STATEMENTS continued

charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended January 31, 2006, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring

17

NOTES TO FINANCIAL STATEMENTS continued

offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

18

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen U.S. Government Money Market Fund, a series of Evergreen Money Market Trust, as of January 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen U.S. Government Money Market Fund, as of January 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
March 24, 2006

19

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT
ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2005, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement.

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the Evergreen funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the Evergreen funds. In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the Evergreen funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC furnish, such information as may reasonably be necessary to evaluate the terms of the Fund’s advisory agreement. The review process began formally in spring 2005, when a committee of the Board (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline for the review process. In late spring, counsel to the disinterested Trustees sent to EIMC a formal request for information to be furnished to the Trustees. In addition, the independent data provider Lipper Inc. (“Lipper”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee.

The Trustees reviewed EIMC’s responses to the request for information, with the assistance of counsel for the disinterested Trustees and for the Evergreen funds and an independent industry consultant retained by the disinterested Trustees, and requested and received additional information following that review. The Committee met in person with the representatives of EIMC in early September 2005. At a meeting of the full Board of Trustees later in September 2005, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the Fund’s advisory agreement with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to the Fund specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the Evergreen funds, their determination to continue the advisory agreement for each of the Evergreen funds was ultimately made on a fund-by-fund basis.

20

ADDITIONAL INFORMATION (unaudited) continued

This summary describes the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the Fund and the other Evergreen funds, and other aspects of the business and operations of the Evergreen funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the Fund’s investment results; the portfolio management team for the Fund and the experience of the members of that team, and any recent changes in the membership of the team; portfolio trading practices; compliance by the Fund and EIMC with applicable laws and regulations and with the Fund’s and EIMC’s compliance policies and procedures; services provided by affiliates of EIMC to the Fund and shareholders of the Fund; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered the rates at which the Fund pays investment advisory fees, the total expense ratio of the Fund, and the efforts generally by EIMC and its affil-iates as sponsors of the Fund. The data provided by Lipper showed the fees paid by the Fund and the Fund’s total expense ratio in comparison to other similar mutual funds, in addition to data regarding the investment performance by the Fund in comparison to other similar mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Board also considered that EIS serves as administrator to the Fund and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the Fund with those paid by other mutual funds, the Board took into account administrative fees paid by the Fund and those other mutual funds. The Board considered that affiliates of EIMC serve as transfer agent and distributor to the Fund and receive fees from the Fund for those services, and received information regarding recent reductions in the transfer agency fees paid by the Fund. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the Evergreen funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the Evergreen funds and brokerage commissions received by Wachovia Securities LLC, an affiliate of EIMC, from transactions effected by it for the Evergreen funds.

The Board of Trustees also considered that certain of the money market funds managed by EIMC are offered in connection with cash sweep arrangements and similar services made available by affiliates of EIMC to their customers. The Trustees considered that EIMC and its affiliates benefit from the availability of those Evergreen funds and the distribution and shareholder services fees paid by those Evergreen funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affiliates provide a comprehensive investment management service to the Fund. They noted that EIMC formulates and implements an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the Evergreen funds, and concluded that the

21

ADDITIONAL INFORMATION (unaudited) continued

reporting and management functions provided by EIMC with respect to the Fund and the Evergreen funds overall were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC, and the commitment that the Wachovia organization has made to the Fund and the Evergreen funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the Fund.

The Trustees noted the commitment and resources EIMC and its affiliates have brought to the regulatory, compliance, accounting, tax and tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the Evergreen funds generally. They noted that EIMC had enhanced a number of these functions in recent periods and continued to do so, in light of regulatory developments in the investment management and mutual fund industries generally and in light of regulatory matters involving EIMC and its affiliates. They concluded that those enhancements appeared generally appropriate, but considered that the enhancement process is an on-going one and determined to continue to monitor developments in these functions in coming periods for appropriateness and consistency with regulatory and industry developments. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the Fund’s advisory agreement, that they were satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreement with the Fund.

Investment performance. The Trustees considered the investment performance of each of the Evergreen funds, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for an Evergreen fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the Evergreen funds going forward. Specifically with respect to the Fund, the Trustees noted that the Class A shares of the Fund performed in the third quintile over recently completed one- and three-year periods (and above the median for the one-year period).

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has generally attempted to make its investment advisory fees consistent with industry norms. The Trustees noted that, from the materials presented, it appeared that the combination of investment advisory and administrative fees paid by the Fund to EIMC and EIS with respect to Class A shares was higher than most of the fees paid by comparable funds, although the Trustees concluded that the fees

22

ADDITIONAL INFORMATION (unaudited) continued

were not unreasonable in light of the Fund’s investment performance and the services provided by EIMC and EIS.

The Trustees noted that EIMC does not provide services to other clients using the same investment strategy as it uses in managing the Fund.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the Evergreen funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees undertook to continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the funds.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency fees paid to EIMC and its affiliates by each of the Evergreen funds. They considered that the information provided to them was necessarily estimated. They noted that the levels of profitability of the Evergreen funds to EIMC varied widely, depending on among other things the size and type of fund. They noted that all of the estimates provided to them were calculated on a pre-tax basis. They considered the profitability of the Evergreen funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the Evergreen funds to those paid by other mutual funds, the investment performance of the Evergreen funds, and the amount of revenues involved. In light of these factors, the Trustees did not consider that the profitability of any of the Evergreen funds, individually or in the aggregate, was such as to prevent their approving the continuation of the agreements.

In connection with their review of the Fund’s investment advisory and administrative fees, the Trustees also considered the transfer agency fees paid by the Evergreen funds to an affiliate of EIMC. They reviewed information presented to them showing generally that the transfer agency fees charged to the Evergreen funds were generally consistent with industry norms, and that transfer agency fees for a number of Evergreen funds had recently declined, or were expected to in the near future.

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Director and Chairman, Branded Media Corporation (multi-media branding company); Attorney,
Trustee	Law Offices of Michael S. Scofield; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 90 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $249 billion in assets as of December 31, 2005, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

565217 rv3 3/2006

Evergreen Investments

MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

565217 rv3 3/2006

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the nine series of the Registrant’s annual financial statements for the fiscal years ended January 31, 2006 and January 31, 2005, and fees billed for other services rendered by KPMG LLP.

	2006	2005
Audit fees	$189,507	$176,795
Audit -related fees (1)	4,800	0

Audit and audit-related fees	194,307	176,795
Tax fees (2)	3,375	0
All other fees	0	0

Total fees	$197,682	$176,795

(1) Audit-related fees consists principally of fees for merger related activities. (2) Tax fees consists of fees for tax consultation, tax compliance and tax review.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Money Market Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 31, 2006

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: March 31, 2006